UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07883

ICON Funds

(Exact name of registrant as specified in charter)

5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)

Brian D. Harding 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT March 31, 2019

Diversified Funds

ICON Equity Income Fund (IOEZX, IOECX, IEQAX)
ICON Flexible Bond Fund (IOBZX, IOBCX, IOBAX)
ICON Fund (ICNZX, ICNCX, ICNAX)
ICON Long/Short Fund (IOLZX, IOLCX, ISTAX)
ICON Opportunities Fund (ICONX)

ICON Risk-Managed Balanced Fund (IOCZX, IOCCX, IOCAX)

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

Beginning on January 1, 2021, ICON will no longer send paper copies of the Funds’ annual and semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and given a website address of where to access the report.

If you have already opted to receive e-delivery, this change will not affect you and you do not need to take any action. At any time, shareholders who invest directly in the ICON Funds may generally elect to receive reports or other communications electronically by enrolling at www.iconfunds.com or calling 1-800-764-0442 or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with ICON, please call 1-800-764-0442. If you are a retirement plan sponsor or invest in the ICON Funds through a financial intermediary, please contact your representative or financial intermediary. Your election to receive reports as a paper copy will apply to all ICON Funds held in your account. Your election can be changed at any time in the future.

1-800-764-0442	●	www.iconfunds.com

ICON Diversified Funds	About this Report

March 31, 2019 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2019, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not suitable for all investors.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Equity Income Fund and ICON Flexible Bond Fund may invest up to 25% and 35% of its assets in high-yield bonds that are below investment grade, respectively. ICON Risk-Managed Balanced Fund may invest up to 10% of its assets in high-yield bonds that are below investment grade. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

Investments in other mutual fund companies may entail certain risks. For example, the Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Additionally, an investment by the Fund or underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Equity Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (7.17%)
Communication Services (0.82%)
CSC Holdings LLC
10.88%, 10/15/25(a)	$350,000	$404,075
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	250,000	255,312
		659,387
Consumer Discretionary (2.22%)
Foot Locker, Inc.
8.50%, 01/15/22	500,000	550,000
M/I Homes, Inc.
6.75%, 01/15/21	200,000	202,750
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	650,000	671,125
William Lyon Homes, Inc.
7.00%, 08/15/22	350,000	350,875
		1,774,750
Consumer Staples (0.78%)
Central Garden & Pet Co.
6.13%, 11/15/23	600,000	626,250

Energy (0.63%)
Antero Resources Corp.
5.38%, 11/01/21	250,000	250,938
Continental Resources, Inc.
5.00%, 09/15/22	250,000	251,868
		502,806
Health Care (0.59%)
HCA, Inc.
5.00%, 03/15/24	250,000	264,723
Molina Healthcare, Inc.
5.38%, 11/15/22	200,000	207,622
		472,345
Industrials (0.59%)
Air Canada
7.75%, 04/15/21(a)	200,000	214,250
RR Donnelley & Sons Co.
7.88%, 03/15/21	155,000	159,069
USG Corp.
5.50%, 03/01/25(a)	100,000	101,550
		474,869
Information Technology (0.33%)
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	250,000	259,625

Materials (0.80%)
First Quantum Minerals, Ltd.
7.00%, 02/15/21(a)	67,000	68,130
Freeport-McMoRan, Inc.
6.88%, 02/15/23	244,000	258,640
Teck Resources, Ltd.
8.50%, 06/01/24(a)	292,000	313,087
		639,857
	Shares or Principal Amount	Value
Telecommunication Services (0.25%)
Level 3 Parent LLC
5.75%, 12/01/22	$200,000	$202,060

Utilities (0.16%)
DPL, Inc.
6.75%, 10/01/19	124,000	124,620

Total Corporate Bonds (Cost $5,739,473)		5,736,569

Common Stocks (88.44%)
Aerospace & Defense (2.85%)
Boeing Co.	2,200	839,124
Lockheed Martin Corp.	4,800	1,440,768
		2,279,892
Apparel, Accessories & Luxury Goods (3.48%)
Ralph Lauren Corp.	9,600	1,244,928
VF Corp.	17,700	1,538,307
		2,783,235
Auto Parts & Equipment (1.45%)
Magna International, Inc.	23,800	1,158,822

Automobile Manufacturers (0.98%)
Nissan Motor Co., Ltd., Sponsored ADR(b)	47,600	781,592

Biotechnology (1.51%)
AbbVie, Inc.	15,000	1,208,850

Broadcasting (1.02%)
CBS Corp., Class B	17,200	817,516

Building Products (1.80%)
Fortune Brands Home & Security, Inc.	30,200	1,437,822

Construction Machinery & Heavy Trucks (1.92%)
Cummins, Inc.	9,700	1,531,339

Consumer Finance (1.86%)
Navient Corp.	128,400	1,485,588

Diversified Banks (6.12%)
Bank of America Corp.	65,500	1,807,145
JPMorgan Chase & Co.	18,000	1,822,140
US Bancorp	26,300	1,267,397
		4,896,682
Diversified Chemicals (2.20%)
DowDuPont, Inc.	12,900	687,699
Eastman Chemical Co.	14,100	1,069,908
		1,757,607
Electric Utilities (4.03%)
Avangrid, Inc.	24,400	1,228,540

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	3

ICON Equity Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Electric Utilities (continued)
Evergy, Inc.	14,500	$841,725
Otter Tail Corp.	23,100	1,150,842
		3,221,107
Electronic Manufacturing Services (1.46%)
TE Connectivity, Ltd.	14,500	1,170,875

Hotels, Resorts & Cruise Lines (1.79%)
Royal Caribbean Cruises, Ltd.	12,500	1,432,750

Integrated Oil & Gas (1.42%)
TOTAL SA, Sponsored ADR	20,400	1,135,260

Integrated Telecommunication Services (2.02%)
AT&T, Inc.	51,400	1,611,904

Investment Banking & Brokerage (1.92%)
Morgan Stanley	36,400	1,536,080

IT Consulting & Other Services (3.36%)
International Business Machines Corp.	7,500	1,058,250
Leidos Holdings, Inc.	25,500	1,634,295
		2,692,545
Life & Health Insurance (4.97%)
CNO Financial Group, Inc.	49,000	792,820
MetLife, Inc.	37,400	1,592,118
Prudential Financial, Inc.	17,300	1,589,524
		3,974,462
Managed Health Care (1.42%)
UnitedHealth Group, Inc.	4,600	1,137,396

Multi-Utilities (1.06%)
CenterPoint Energy, Inc.	27,700	850,390

Oil & Gas Exploration & Production (3.73%)
Cabot Oil & Gas Corp.	29,600	772,560
Cimarex Energy Co.	14,900	1,041,510
Diamondback Energy, Inc.	11,500	1,167,595
		2,981,665
Oil & Gas Refining & Marketing (2.72%)
Marathon Petroleum Corp.	19,800	1,185,030
Phillips 66	10,400	989,768
		2,174,798
Paper Packaging (3.26%)
Avery Dennison Corp.	7,000	791,000
International Paper Co.	17,300	800,471
Packaging Corp. of America	10,200	1,013,676
		2,605,147
Pharmaceuticals (5.70%)
Allergan PLC	10,300	1,508,023
Johnson & Johnson	10,400	1,453,816
Merck & Co., Inc.	19,100	1,588,547
		4,550,386
	Shares or Principal Amount	Value
Property & Casualty Insurance (1.86%)
Axis Capital Holdings, Ltd.	27,200	$1,490,016

Railroads (2.24%)
CSX Corp.	12,100	905,322
Union Pacific Corp.	5,300	886,160
		1,791,482
Regional Banks (4.93%)
Fifth Third Bancorp	67,400	1,699,828
KeyCorp	61,900	974,925
Webster Financial Corp.	24,900	1,261,683
		3,936,436
Security & Alarm Services (1.78%)
ADT, Inc.(b)	223,300	1,426,887

Semiconductor Equipment (1.11%)
Cabot Microelectronics Corp.	7,900	884,484

Semiconductors (2.06%)
Broadcom, Inc.	2,751	827,253
Intel Corp.	15,300	821,610
		1,648,863
Systems Software (2.05%)
Microsoft Corp.	13,900	1,639,366

Tobacco (4.58%)
Altria Group, Inc.	36,100	2,073,223
Philip Morris International, Inc.	18,000	1,591,020
		3,664,243
Trading Companies & Distributors (1.76%)
Aircastle, Ltd.	69,600	1,408,704

Trucking (2.02%)
Ryder System, Inc.	26,100	1,617,939

Total Common Stocks (Cost $68,858,335)		70,722,130

Preferred Stocks (1.09%)
Property & Casualty Insurance (1.09%)
Argo Group US, Inc.
6.50%, 09/15/42	34,200	872,100

Total Preferred Stocks (Cost $864,490)		872,100

The accompanying notes are an integral part of the financial statements.

4	www.iconfunds.com

ICON Equity Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Convertible Preferred Stocks (0.38%)
Office REITs (0.38%)
Equity Commonwealth, Series D
6.50%(c)	11,182	$305,940

Total Convertible Preferred Stocks (Cost $262,037)		305,940

Closed-End Mutual Funds (1.30%)
Alliance California Municipal Income Fund, Inc.	22,941	339,068
BlackRock Income Trust, Inc.	36,948	219,840
Eaton Vance Municipal Bond Fund	6,302	78,144
Nuveen Mortgage Opportunity Term Fund	17,360	403,273

Total Closed-End Mutual Funds (Cost $1,020,327)		1,040,325

Underlying Security/Expiration Date/Exercise
Price/ Notional Amount	Contracts	Value
Purchased Put Options (0.06%)
S&P 500® Index
04/18/19, 2,400, $42,516,000	150	6,750
S&P 500® Index
06/21/19, 2,600, $5,668,800	20	38,800
		45,550
Total Purchased Put Options (Cost $191,065)		45,550

	Shares or Principal Amount	Value
Collateral for Securities on Loan (2.40%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.46%	1,916,570	1,916,570

Total Collateral for Securities on Loan (Cost $1,916,570)		1,916,570

Total Investments (100.84%) (Cost $78,852,297)		$80,639,184

Liabilities Less Other Assets (-0.84%)		(671,024)

Net Assets (100.00%)		$79,968,160

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2019, these securities had a total aggregate market value of $2,287,154.
(b)	All or a portion of the security was on loan as of March 31, 2019.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Sector Composition (March 31, 2019) (Unaudited)

Financials	22.75%
Industrials	14.96%
Information Technology	10.37%
Consumer Discretionary	9.92%
Health Care	9.22%
Energy	8.50%
Materials	6.26%
Consumer Staples	5.36%
Utilities	5.25%
Communication Services	3.86%
Real Estate	0.38%
Telecommunication Services	0.25%
97.08%

Percentages are based upon corporate bonds, common stocks, preferred stocks and convertible preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	5

ICON Equity Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Industry Composition (March 31, 2019) (Unaudited)

Diversified Banks	6.12%
Pharmaceuticals	5.70%
Life & Health Insurance	4.97%
Regional Banks	4.93%
Tobacco	4.58%
Oil & Gas Exploration & Production	4.36%
Electric Utilities	4.03%
Apparel, Accessories & Luxury Goods	3.48%
IT Consulting & Other Services	3.36%
Paper Packaging	3.26%
Property & Casualty Insurance	2.95%
Aerospace & Defense	2.85%
Oil & Gas Refining & Marketing	2.72%
Semiconductors	2.39%
Railroads	2.24%
Diversified Chemicals	2.20%
Systems Software	2.05%
Trucking	2.02%
Integrated Telecommunication Services	2.02%
Investment Banking & Brokerage	1.92%
Construction Machinery & Heavy Trucks	1.92%
Building Products	1.92%
Consumer Finance	1.86%
Hotels, Resorts & Cruise Lines	1.79%
Security & Alarm Services	1.78%
Trading Companies & Distributors	1.76%
Managed Health Care	1.68%
Biotechnology	1.51%
Electronic Manufacturing Services	1.46%
Auto Parts & Equipment	1.45%
Integrated Oil & Gas	1.42%
Semiconductor Equipment	1.11%
Multi-Utilities	1.06%
Broadcasting	1.02%
Other Industries (each less than 1%)	7.19%
97.08%

Percentages are based upon corporate bonds, common stocks, preferred stocks and convertible preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

6	www.iconfunds.com

ICON Flexible Bond Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or
	Principal
	Amount	Value
Corporate Bonds (70.80%)
Communication Services (5.86%)
CSC Holdings LLC
10.88%, 10/15/25(a)	$2,200,000	$2,539,900
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	1,650,000	1,685,062
Walt Disney Co.
7.75%, 02/01/24(a)	3,000,000	3,604,787
		7,829,749
Consumer Discretionary (13.35%)
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(a)	100,000	100,000
Foot Locker, Inc.
8.50%, 01/15/22	3,750,000	4,125,000
KB Home
7.63%, 05/15/23	400,000	435,500
Lear Corp.
5.38%, 03/15/24	1,500,000	1,541,520
M/I Homes, Inc.
6.75%, 01/15/21	1,316,000	1,334,095
Nexteer Automotive Group, Ltd.
5.88%, 11/15/21(a)	200,000	203,029
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 05/15/23(a)	700,000	735,000
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	4,650,000	4,801,125
Silversea Cruise Finance, Ltd.
7.25%, 02/01/25(a)	1,850,000	2,000,775
William Lyon Homes, Inc.
7.00%, 08/15/22	2,550,000	2,556,375
		17,832,419
Consumer Staples (6.33%)
Central Garden & Pet Co.
6.13%, 11/15/23	2,550,000	2,661,562
Conagra Brands, Inc.
7.13%, 10/01/26	1,150,000	1,336,667
Darling Ingredients, Inc.
5.38%, 01/15/22	1,369,000	1,389,535
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	3,000,000	3,068,675
		8,456,439
Energy (12.96%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/22	4,399,000	4,519,972
6.38%, 05/01/24	3,694,000	3,869,465
Antero Resources Corp.
5.38%, 11/01/21	1,200,000	1,204,500
Continental Resources, Inc.
5.00%, 09/15/22	6,750,000	6,800,444
	Shares or
	Principal
	Amount	Value
Energy (continued)
CVR Refining LLC / Coffeyville Finance, Inc.
6.50%, 11/01/22	$900,000	$909,000
		17,303,381
Financial (8.83%)
Catlin Insurance Co., Ltd.
3M US L + 2.975%, (a)(b)(c)(d)	850,000	833,000
Delphi Financial Group, Inc.
7.88%, 01/31/20	800,000	830,246
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
6.00%, 08/01/20	545,000	550,178
International Lease Finance Corp.
8.25%, 12/15/20	1,852,000	2,001,417
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
7.38%, 04/01/20(a)	950,000	950,000
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	900,000	1,247,186
NewBridge Bancorp, Series AI
7.25%, 03/14/24(a)(e)	500,000	500,709
Prudential Financial, Inc.
3M US L + 4.175%, 09/15/42(b)	3,850,000	4,071,375
Willis North America, Inc.
7.00%, 09/29/19	800,000	814,879
		11,798,990
Health Care (3.94%)
Bausch Health Cos., Inc.
7.00%, 03/15/24(a)	500,000	529,000
HCA, Inc.
5.00%, 03/15/24	1,500,000	1,588,337
Hill-Rom Holdings, Inc.
5.75%, 09/01/23(a)	1,200,000	1,237,500
Horizon Pharma USA, Inc.
8.75%, 11/01/24(a)(d)	800,000	869,000
Molina Healthcare, Inc.
5.38%, 11/15/22	1,000,000	1,038,110
		5,261,947
Industrials (5.06%)
Air Canada
7.75%, 04/15/21(a)	2,924,000	3,132,335
Oshkosh Corp.
5.38%, 03/01/25	1,069,000	1,097,062
RR Donnelley & Sons Co.
7.88%, 03/15/21	309,000	317,111
USG Corp.
5.50%, 03/01/25(a)	1,000,000	1,015,500
XPO Logistics, Inc.
6.50%, 06/15/22(a)(d)	1,175,000	1,200,850
		6,762,858
Information Technology (3.63%)
Amkor Technology, Inc.
6.38%, 10/01/22	1,280,000	1,301,632

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	7

ICON Flexible Bond Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or
	Principal
	Amount	Value
Information Technology (continued)
Dell International LLC / EMC Corp.
7.13%, 06/15/24(a)	$1,352,000	$1,433,630
Nielsen Co. Luxembourg SARL
5.50%, 10/01/21(a)	500,000	501,250
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	1,550,000	1,609,675
		4,846,187
Materials (7.49%)
Century Aluminum Co.
7.50%, 06/01/21(a)	1,250,000	1,256,250
First Quantum Minerals, Ltd.
7.00%, 02/15/21(a)(d)	667,000	678,256
Freeport-McMoRan, Inc.
6.88%, 02/15/23	1,000,000	1,060,000
Hecla Mining Co.
6.88%, 05/01/21	500,000	500,000
Teck Resources, Ltd.
6.13%, 10/01/35	1,400,000	1,491,371
8.50%, 06/01/24(a)	4,680,000	5,017,966
		10,003,843
Utilities (3.35%)
DPL, Inc.
6.75%, 10/01/19	619,000	622,095
Vistra Energy Corp.
7.63%, 11/01/24	2,610,000	2,760,127
8.13%, 01/30/26(a)	1,000,000	1,091,250
		4,473,472
Total Corporate Bonds (Cost $94,377,850)		94,569,285

Asset-Backed Securities (2.48%)
SMB Private Education Loan Trust
Series 2014-A, Class C
4.50%, 11/15/25(a)(e)	3,500,000	3,315,624

Total Asset-Backed Securities (Cost $3,379,789)		3,315,624

Preferred Stocks (8.86%)
Financial Services (2.40%)
Cabco Series 2004-101 Trust Goldman
Sachs Capital I, Series GS
3M US L + 0.85%, 02/15/34(b)	152,281	3,205,515

Property & Casualty Insurance (6.46%)
Argo Group US, Inc.
6.50%, 09/15/42	338,435	8,630,093

Total Preferred Stocks (Cost $11,843,940)		11,835,608
	Shares or
	Principal
	Amount	Value
Convertible Preferred Stocks (4.89%)
Diversified Banks (2.22%)
Wells Fargo & Co., Series L 7.50%(c)	2,297	$2,968,528

Office REITs (2.67%)
Equity Commonwealth, Series D
6.50%(c)(d)	130,189	3,561,971

Total Convertible Preferred Stocks (Cost $6,258,972)		6,530,499

Closed-End Mutual Funds (9.83%)

Alliance California Municipal Income Fund, Inc.	162,068	2,395,365
BlackRock Income Trust, Inc.(d)	445,905	2,653,135
Dreyfus Municipal Income, Inc.	70,718	594,738
Duff & Phelps Utility and Corporate
Bond Trust, Inc.(d)	105,374	908,324
Eaton Vance Municipal Bond Fund(d)	330,434	4,097,387
Nuveen Mortgage Opportunity Term Fund	105,158	2,442,820
Nuveen Mortgage Opportunity Term Fund 2	1,801	40,523

Total Closed-End Mutual Funds (Cost $12,830,118)		13,132,292

Collateral for Securities on Loan (0.96%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.46%	1,275,800	1,275,800

Total Collateral for Securities on Loan (Cost $1,275,800)		1,275,800

Total Investments (97.82%) (Cost $129,966,469)		$130,659,108

Other Assets Less Liabilities (2.18%)		2,913,978

Net Assets (100.00%)		$133,573,086

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

LIBOR Rates:

3M  US L - 3 Month LIBOR as of March 31, 2019 was 2.60%

The accompanying notes are an integral part of the financial statements.

8	www.iconfunds.com

ICON Flexible Bond Fund	Schedule of Investments

March 31, 2019 (Unaudited)

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2019, these securities had a total aggregate market value of $45,157,334.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2019 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	All or a portion of the security was on loan as of March 31, 2019.
(e)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at March 31, 2019 was $3,816,333, which represent 2.86% of the Fund’s net assets.

Credit Diversification (March 31, 2019) (Unaudited)

Ba1	13.45%
Baa3	10.53%
Ba3	9.41%
Ba2	8.91%
Baa2	8.00%
B1	6.78%
B3	5.29%
NR*	4.10%
B2	3.18%
A2	2.70%
A3	0.93%
Total:	73.28%

Percentages are based upon corporate bonds and asset-backed securities investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc where available, otherwise on Standard & Poor’s Financial Services LLC.

* NR - Not Rated

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	9

ICON Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or
	Principal
	Amount	Value
Common Stocks (98.69%)
Application Software (2.92%)
Adobe, Inc.(a)	4,700	$1,252,503

Auto Parts & Equipment (2.52%)
Magna International, Inc.	22,200	1,080,918

Biotechnology (7.35%)
Alexion Pharmaceuticals, Inc.(a)	11,609	1,569,305
Vertex Pharmaceuticals, Inc.(a)	8,600	1,581,970
		3,151,275
Building Products (3.58%)
Masco Corp.	39,000	1,533,090

Construction Machinery & Heavy Trucks (3.47%)
Cummins, Inc.	9,400	1,483,978

Construction Materials (5.70%)
Eagle Materials, Inc.	7,700	649,110
Martin Marietta Materials, Inc.	8,900	1,790,502
		2,439,612
Data Processing & Outsourced Services (4.50%)
Total System Services, Inc.	20,300	1,928,703

Diversified Banks (12.22%)
Bank of America Corp.	144,978	3,999,943
JPMorgan Chase & Co.	12,200	1,235,006
		5,234,949
Footwear (3.09%)
NIKE, Inc., Class B	15,700	1,322,097

General Merchandise Stores (4.82%)
Dollar General Corp.	7,700	918,610
Dollar Tree, Inc.(a)	10,900	1,144,936
		2,063,546
Health Care Services (1.15%)
DaVita, Inc.(a)	9,100	494,039

Home Improvement Retail (2.02%)
Home Depot, Inc.	4,500	863,505

Hotels, Resorts & Cruise Lines (3.08%)
Royal Caribbean Cruises, Ltd.	11,500	1,318,130

Internet & Direct Marketing Retail (2.41%)
Expedia, Inc.	8,687	1,033,753

Oil & Gas Exploration & Production (6.29%)
Cabot Oil & Gas Corp.	37,000	965,700
Diamondback Energy, Inc.	8,600	873,158
Pioneer Natural Resources Co.	5,604	853,377
		2,692,235
	Shares or
	Principal
	Amount	Value
Oil & Gas Refining & Marketing (2.43%)
Marathon Petroleum Corp.	17,400	$1,041,390

Pharmaceuticals (3.37%)
Jazz Pharmaceuticals PLC(a)	10,100	1,443,795

Railroads (2.55%)
Canadian Pacific Railway, Ltd.	5,303	1,092,577

Regional Banks (10.74%)
KeyCorp	30,300	477,225
Signature Bank	16,600	2,125,962
SVB Financial Group(a)	9,000	2,001,240
		4,604,427
Semiconductors (11.47%)
NXP Semiconductors NV	12,900	1,140,231
Qorvo, Inc.(a)	20,300	1,456,119
Skyworks Solutions, Inc.	28,100	2,317,688
		4,914,038
Specialty Stores (3.01%)
Ulta Beauty, Inc.(a)	3,700	1,290,301

Total Common Stocks (Cost $34,032,272)		42,278,861

Exchange Traded Funds (1.33%)
Direxion Daily S&P 500® Bull 3X(b)	12,168	568,976

Total Exchange Traded Funds (Cost $377,896)		568,976

Collateral for Securities on Loan (0.61%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.46%	261,978	261,978

Total Collateral for Securities on Loan (Cost $261,978)		261,978

Total Investments (100.63%) (Cost $34,672,146)		$43,109,815

Liabilities Less Other Assets (-0.63%)		(271,896)

Net Assets (100.00%)		$42,837,919

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2019.

The accompanying notes are an integral part of the financial statements.

10	www.iconfunds.com

ICON Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Sector Composition (March 31, 2019) (Unaudited)

Financials	22.96%
Consumer Discretionary	20.95%
Information Technology	18.89%
Health Care	11.87%
Industrials	9.60%
Energy	8.72%
Materials	5.70%
98.69%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Diversified Banks	12.22%
Semiconductors	11.47%
Regional Banks	10.74%
Biotechnology	7.35%
Oil & Gas Exploration & Production	6.29%
Construction Materials	5.70%
General Merchandise Stores	4.82%
Data Processing & Outsourced Services	4.50%
Building Products	3.58%
Construction Machinery & Heavy Trucks	3.47%
Pharmaceuticals	3.37%
Footwear	3.09%
Hotels, Resorts & Cruise Lines	3.08%
Specialty Stores	3.01%
Application Software	2.92%
Railroads	2.55%
Auto Parts & Equipment	2.52%
Oil & Gas Refining & Marketing	2.43%
Internet & Direct Marketing Retail	2.41%
Home Improvement Retail	2.02%
Health Care Services	1.15%
98.69%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	11

ICON Long/Short Fund	Schedule of Investments

March 31, 2019 (Unaudited)
	Shares or
	Principal
	Amount	Value
Common Stocks (98.52%)
Air Freight & Logistics (3.74%)
FedEx Corp.	4,100	$743,781

Auto Parts & Equipment (1.84%)
Magna International, Inc.	7,500	365,175

Biotechnology (3.88%)
Vertex Pharmaceuticals, Inc.(a)	4,200	772,590

Broadcasting (2.40%)
Discovery Communications, Inc., Class A(a)	17,700	478,254

Building Products (3.77%)
Masco Corp.	19,100	750,821

Construction Materials (5.27%)
Eagle Materials, Inc.	6,700	564,810
Martin Marietta Materials, Inc.(b)	2,400	482,832
		1,047,642
Data Processing & Outsourced Services (8.73%)
Euronet Worldwide, Inc.(a)	2,761	393,691
Mastercard, Inc., Class A	5,700	1,342,065
		1,735,756
Diversified Banks (8.02%)
Bank of America Corp.	40,200	1,109,118
JPMorgan Chase & Co.	4,800	485,904
		1,595,022
Footwear (3.26%)
NIKE, Inc., Class B	7,700	648,417

General Merchandise Stores (8.43%)
Dollar General Corp.	6,400	763,520
Dollar Tree, Inc.(a)	8,700	913,848
		1,677,368
Health Care Facilities (1.88%)
Universal Health Services, Inc., Class B	2,800	374,556

Hotels, Resorts & Cruise Lines (4.09%)
Royal Caribbean Cruises, Ltd.	7,100	813,802

Insurance Brokers (3.30%)
Arthur J Gallagher & Co.	8,400	656,040

Oil & Gas Exploration & Production (6.20%)
Cabot Oil & Gas Corp.	19,700	514,170
Diamondback Energy, Inc.	2,400	243,672
Parsley Energy, Inc., Class A(a)	24,500	472,850
		1,230,692
Oil & Gas Refining & Marketing (3.19%)
Marathon Petroleum Corp.	10,600	634,410

	Shares or
	Principal
	Amount	Value
Other Diversified Financial Services (4.09%)
Voya Financial, Inc.	16,300	$814,348

Pharmaceuticals (3.16%)
Jazz Pharmaceuticals PLC(a)	4,400	628,980

Railroads (8.16%)
CSX Corp.	12,700	950,214
Kansas City Southern	5,800	672,684
		1,622,898
Regional Banks (9.77%)
Signature Bank	8,400	1,075,788
SVB Financial Group(a)	3,900	867,204
		1,942,992
Semiconductors (3.79%)
Qorvo, Inc.(a)	6,300	451,899
Skyworks Solutions, Inc.	3,656	301,547
		753,446
Trading Companies & Distributors (1.55%)
United Rentals, Inc.(a)	2,700	308,475

Total Common Stocks (Cost $16,678,326)		19,595,465

Exchange Traded Funds (1.39%)
Direxion Daily S&P 500® Bull 3X(b)	5,926	277,100

Total Exchange Traded Funds (Cost $184,041)		277,100

Collateral for Securities on Loan (0.69%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.46%	137,522	137,522

Total Collateral for Securities on Loan (Cost $137,522)		137,522

Total Investments (100.60%) (Cost $16,999,889)		$20,010,087

Liabilities Less Other Assets (-0.60%)		(119,423)

Net Assets (100.00%)		$19,890,664

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2019.
The accompanying notes are an integral part of the financial statements.

12	www.iconfunds.com

ICON Long/Short Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Sector Composition (March 31, 2019) (Unaudited)

Financials	25.18%
Consumer Discretionary	17.62%
Industrials	17.22%
Information Technology	12.52%
Energy	9.39%
Health Care	8.92%
Materials	5.27%
Communication Services	2.40%
98.52%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Regional Banks	9.77%
Data Processing & Outsourced Services	8.73%
General Merchandise Stores	8.43%
Railroads	8.16%
Diversified Banks	8.02%
Oil & Gas Exploration & Production	6.20%
Construction Materials	5.27%
Other Diversified Financial Services	4.09%
Hotels, Resorts & Cruise Lines	4.09%
Biotechnology	3.88%
Semiconductors	3.79%
Building Products	3.77%
Air Freight & Logistics	3.74%
Insurance Brokers	3.30%
Footwear	3.26%
Oil & Gas Refining & Marketing	3.19%
Pharmaceuticals	3.16%
Broadcasting	2.40%
Health Care Facilities	1.88%
Auto Parts & Equipment	1.84%
Trading Companies & Distributors	1.55%
98.52%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	13

ICON Opportunities Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.64%)
Air Freight & Logistics (3.42%)
Forward Air Corp.	9,200	$595,516

Application Software (2.50%)
Ebix, Inc.(a)	8,800	434,456

Building Products (9.40%)
Armstrong World Industries, Inc.	9,600	762,432
Continental Building Products, Inc.(b)	18,400	456,136
Patrick Industries, Inc.(b)	9,200	416,944
		1,635,512
Casinos & Gaming (3.06%)
Monarch Casino & Resort, Inc.(b)	12,100	531,432

Communications Equipment (1.79%)
Extreme Networks, Inc.(b)	41,600	311,584

Construction Machinery & Heavy Trucks (4.89%)
Alamo Group, Inc.	3,500	349,790
Terex Corp.	15,600	501,228
		851,018
Electronic Manufacturing Services (3.21%)
Methode Electronics, Inc.	19,400	558,332

Homebuilding (8.42%)
KB Home	25,500	616,335
LGI Homes, Inc.(b)	14,100	849,384
		1,465,719
Homefurnishing Retail (3.54%)
Aaron’s, Inc.	11,700	615,420

Industrial Machinery (4.77%)
Albany International Corp., Class A	4,900	350,791
Altra Industrial Motion Corp.	15,400	478,170
		828,961
Leisure Products (6.32%)
Brunswick Corp.	12,600	634,158
MasterCraft Boat Holdings, Inc.(b)	20,600	464,942
		1,099,100
Oil & Gas Exploration & Production (3.86%)
Matador Resources Co.(a)(b)	10,800	208,764
Ring Energy, Inc.(b)	24,400	143,228
SM Energy Co.	8,200	143,418
SRC Energy, Inc.(b)	34,189	175,048
		670,458
Oil & Gas Refining & Marketing (2.25%)
CVR Energy, Inc.	9,500	391,400

Pharmaceuticals (6.61%)
Corcept Therapeutics, Inc.(b)	54,700	642,178
Supernus Pharmaceuticals, Inc.(b)	14,500	508,080
		1,150,258
	Shares or Principal Amount	Value
Regional Banks (3.31%)
First Midwest Bancorp, Inc.	28,127	$575,478

Semiconductor Equipment (3.09%)
Cabot Microelectronics Corp.	4,800	537,408

Semiconductors (6.75%)
Diodes, Inc.(b)	18,813	652,811
Mellanox Technologies, Ltd.(b)	4,400	520,784
		1,173,595
Specialty Chemicals (2.13%)
Ferro Corp.(b)	19,600	371,028

Specialty Stores (5.00%)
Five Below, Inc.(b)	7,000	869,750

Steel (1.24%)
Carpenter Technology Corp.	4,700	215,495

Technology Hardware, Storage & Peripherals (4.37%)
Super Micro Computer, Inc.(b)	36,000	760,590

Thrifts & Mortgage Finance (8.71%)
Axos Financial, Inc.(b)	28,600	828,256
Essent Group, Ltd.(b)	15,800	686,510
		1,514,766

Total Common Stocks (Cost $17,334,962)		17,157,276

Exchange Traded Funds (1.33%)
Direxion Daily Small Cap Bull 3X Shares(a)	3,800	232,256

Total Exchange Traded Funds (Cost $141,587)		232,256

Collateral for Securities on Loan (3.57%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.46%	621,561	621,561

Total Collateral for Securities on Loan (Cost $621,561)		621,561

Total Investments (103.54%) (Cost $18,098,110)		$18,011,093

Liabilities Less Other Assets (-3.54%)		(616,516)

Net Assets (100.00%)		$17,394,577

The accompanying notes are an integral part of the financial statements.

14	www.iconfunds.com

ICON Opportunities Fund	Schedule of Investments

March 31, 2019 (Unaudited)

(a)	All or a portion of the security was on loan as of March 31, 2019. (b) Non-income producing security.
(b)	Non-income producing security.

Sector Composition (March 31, 2019) (Unaudited)

Consumer Discretionary	26.34%
Industrials	22.48%
Information Technology	21.71%
Financials	12.02%
Health Care	6.61%
Energy	6.11%
Materials	3.37%
98.64%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Building Products	9.40%
Thrifts & Mortgage Finance	8.71%
Homebuilding	8.42%
Semiconductors	6.75%
Pharmaceuticals	6.61%
Leisure Products	6.32%
Specialty Stores	5.00%
Construction Machinery & Heavy Trucks	4.89%
Industrial Machinery	4.77%
Technology Hardware, Storage & Peripherals	4.37%
Oil & Gas Exploration & Production	3.86%
Homefurnishing Retail	3.54%
Air Freight & Logistics	3.42%
Regional Banks	3.31%
Electronic Manufacturing Services	3.21%
Semiconductor Equipment	3.09%
Casinos & Gaming	3.06%
Application Software	2.50%
Oil & Gas Refining & Marketing	2.25%
Specialty Chemicals	2.13%
Communications Equipment	1.79%
Steel	1.24%
98.64%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	15

ICON Risk-Managed Balanced Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (21.61%)
Communication Services (1.56%)
CSC Holdings LLC
10.88%, 10/15/25(a)	$200,000	$230,900
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	200,000	204,250
		435,150
Consumer Discretionary (3.57%)
Foot Locker, Inc.
8.50%, 01/15/22	300,000	330,000
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	400,000	413,000
William Lyon Homes, Inc.
7.00%, 08/15/22	250,000	250,625
		993,625
Consumer Staples (2.81%)
Central Garden & Pet Co.
6.13%, 11/15/23	260,000	271,375
Conagra Brands, Inc.
7.13%, 10/01/26	175,000	203,406
Darling Ingredients, Inc.
5.38%, 01/15/22	100,000	101,500
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	200,000	204,578
		780,859
Energy (3.29%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/22	314,000	322,635
6.38%, 05/01/24	200,000	209,500
Continental Resources, Inc.
5.00%, 09/15/22	380,000	382,840
		914,975
Financial (4.01%)
Catlin Insurance Co., Ltd.
3M US L + 2.975%, (a)(b)(c)(d)	150,000	147,000
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
7.38%, 04/01/20(a)	150,000	150,000
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	253,000	350,598
Prudential Financial, Inc.
3M US L + 4.175%, 09/15/42(b)	250,000	264,375
Willis North America, Inc.
7.00%, 09/29/19	200,000	203,720
		1,115,693
Health Care (1.12%)
Bausch Health Cos., Inc.
7.00%, 03/15/24(a)	100,000	105,800
Hill-Rom Holdings, Inc.
5.75%, 09/01/23(a)	100,000	103,125
Molina Healthcare, Inc.
5.38%, 11/15/22	100,000	103,811
		312,736
	Shares or Principal Amount	Value
Industrials (0.64%)
USG Corp.
5.50%, 03/01/25(a)	$175,000	$177,712

Information Technology (1.48%)
Amkor Technology, Inc.
6.38%, 10/01/22	100,000	101,690
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	300,000	311,550
		413,240
Materials (2.12%)
Teck Resources, Ltd.
6.13%, 10/01/35	100,000	106,526
8.50%, 06/01/24(a)	450,000	482,497
		589,023
Utilities (1.01%)
DPL, Inc.
6.75%, 10/01/19	124,000	124,620
Vistra Energy Corp.
7.63%, 11/01/24	148,000	156,513
		281,133

Total Corporate Bonds (Cost $6,020,378)		6,014,146

Asset-Backed Securities (0.85%)
SMB Private Education Loan Trust Series 2014-A, Class C
4.50%, 11/15/25(a)(e)	250,000	236,830

Total Asset-Backed Securities (Cost $241,413)		236,830

U.S. Treasury Obligations (2.75%)
U.S. Treasury Bond
2.63%, 02/15/29	750,000	764,590

Total U.S. Treasury Obligations (Cost $743,864)		764,590

Common Stocks (63.76%)
Automotive Retail (1.52%)
AutoZone, Inc.(f)	412	421,937

Biotechnology (1.32%)
AbbVie, Inc.	4,561	367,571

Building Products (3.86%)
AO Smith Corp.	10,707	570,897
Masco Corp.	12,846	504,976
		1,075,873
Construction Materials (1.31%)
Eagle Materials, Inc.	4,318	364,007

The accompanying notes are an integral part of the financial statements.

16	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Data Processing & Outsourced Services (5.72%)
Mastercard, Inc., Class A	3,729	$877,993
Visa, Inc., Class A	4,567	713,320
		1,591,313
Diversified Banks (4.63%)
Bank of America Corp.	23,362	644,558
JPMorgan Chase & Co.	6,353	643,114
		1,287,672
Footwear (2.30%)
NIKE, Inc., Class B	7,600	639,996

Health Care Services (1.30%)
Cigna Corp.	2,253	362,327

Homebuilding (1.64%)
DR Horton, Inc.	10,994	454,932

Hotels, Resorts & Cruise Lines (1.83%)
Royal Caribbean Cruises, Ltd.	4,438	508,684

Interactive Media & Services (2.46%)
Alphabet, Inc., Class C(f)	254	298,021
Facebook, Inc., Class A(f)	2,323	387,221
		685,242
Internet & Direct Marketing Retail (2.40%)
eBay, Inc.	18,000	668,520

IT Consulting & Other Services (1.56%)
Cognizant Technology Solutions Corp., Class A	5,983	433,468

Leisure Products (1.39%)
Brunswick Corp.	7,657	385,377

Life & Health Insurance (0.84%)
Lincoln National Corp.	4,000	234,800

Life Sciences Tools & Services (4.64%)
PerkinElmer, Inc.	5,812	560,044
PRA Health Sciences, Inc.(f)	2,644	291,607
Thermo Fisher Scientific, Inc.	1,605	439,321
		1,290,972
Oil & Gas Exploration & Production (3.46%)
Cimarex Energy Co.	3,100	216,690
Diamondback Energy, Inc.	3,023	306,925
Parsley Energy, Inc., Class A(f)	11,739	226,563
SRC Energy, Inc.(f)	42,030	215,194
		965,372
Oil & Gas Refining & Marketing (1.11%)
Marathon Petroleum Corp.	5,146	307,988

Paper Packaging (5.15%)
Graphic Packaging Holding Co.	25,667	324,174
International Paper Co.	11,900	550,613
	Shares or Principal Amount	Value
Paper Packaging (continued)
Packaging Corp. of America	5,600	$556,528
		1,431,315
Pharmaceuticals (1.44%)
Jazz Pharmaceuticals PLC(f)	2,810	401,690

Railroads (3.36%)
Canadian Pacific Railway, Ltd.	2,000	412,060
Union Pacific Corp.	3,129	523,169
		935,229
Regional Banks (5.08%)
KeyCorp	21,031	331,238
Signature Bank	4,102	525,343
SVB Financial Group(f)	2,500	555,900
		1,412,481
Semiconductors (4.27%)
Monolithic Power Systems, Inc.	5,419	734,220
Skyworks Solutions, Inc.	5,515	454,877
		1,189,097
Trading Companies & Distributors (1.17%)
Air Lease Corp.	9,485	325,810

Total Common Stocks (Cost $16,431,079)		17,741,673

Preferred Stocks (0.81%)
Property & Casualty Insurance (0.81%)
Argo Group US, Inc.
6.50%, 09/15/42	8,816	224,808

Total Preferred Stocks (Cost $222,477)		224,808

Closed-End Mutual Funds (7.27%)
Alliance California Municipal Income Fund, Inc.	25,512	377,067
BlackRock Enhanced Government Fund, Inc.	10,531	137,956
BlackRock Income Trust, Inc.	72,972	434,184
Dreyfus Municipal Income, Inc.	22,281	187,383
Duff & Phelps Utility and Corporate Bond Trust, Inc.	15,858	136,696
Eaton Vance Municipal Bond Fund	32,147	398,622
Nuveen Mortgage Opportunity Term Fund	15,076	350,216

Total Closed-End Mutual Funds (Cost $1,983,785)		2,022,124

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	17

ICON Risk-Managed Balanced Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Underlying Security/Expiration Date/Exercise
Price/ Notional Amount	Contracts	Value
Purchased Put Options (0.07%)
S&P 500® Index
04/18/19, 2,400, $2,834,400	10	$450
S&P 500® Index
06/21/19, 2,600, $2,834,400	10	19,400
		19,850

Total Purchased Put Options (Cost $64,777)		19,850

Total Investments (97.12%) (Cost $25,707,773)		$27,024,021

Other Assets Less Liabilities (2.88%)		800,168

Net Assets (100.00%)		$27,824,189

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

LIBOR Rates:

3M  US L - 3 Month LIBOR as of March 31, 2019 was 2.60%

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2019, these securities had a total aggregate market value of $3,117,840.

(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2019 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(d)	All or a portion of the security was on loan as of March 31, 2019.

(e)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at March 31, 2019 was $236,830, which represent 0.85% of the Fund’s net assets.

(f)	Non-income producing security.
Sector Composition (March 31, 2019) (Unaudited)

Financials	15.37%
Consumer Discretionary	14.65%
Information Technology	13.03%
Health Care	9.82%
Industrials	9.03%
Materials	8.58%
Energy	7.86%
Communication Services	4.02%
Consumer Staples	2.81%
Government	2.75%
Utilities	1.01%
88.93%

Percentages are based upon corporate bonds, U.S. treasury obligations, common stocks, and preferred stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Data Processing & Outsourced Services	5.72%
Semiconductors	5.39%
Paper Packaging	5.15%
Regional Banks	5.08%
Oil & Gas Exploration & Production	4.84%
Life Sciences Tools & Services	4.64%
Diversified Banks	4.63%
Building Products	4.50%
Railroads	3.36%
Property & Casualty Insurance	3.33%
Sovereigns	2.75%
Interactive Media & Services	2.46%
Internet & Direct Marketing Retail	2.40%
Footwear	2.30%
Diversified Metals & Mining	2.12%
Pipeline	1.91%
Hotels, Resorts & Cruise Lines	1.83%
Pharmaceuticals	1.82%
Life & Health Insurance	1.79%
Homebuilding	1.64%
IT Consulting & Other Services	1.56%
Automotive Retail	1.52%
Retail	1.48%
Leisure Products	1.39%
Biotechnology	1.32%
Construction Materials	1.31%
Health Care Services	1.30%
Apparel Retail	1.19%
Trading Companies & Distributors	1.17%
Oil & Gas Refining & Marketing	1.11%
Other Industries (each less than 1%)	7.92%
88.93%

Percentages are based upon corporate bonds, U.S. treasury obligations, common stocks, and preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

18	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Credit Diversification (March 31, 2019) (Unaudited)

Baa3	4.70%
Ba1	3.74%
Ba2	3.69%
Aaa	2.75%
B1	1.88%
Baa2	1.69%
B2	1.63%
NR*	1.38%
Ba3	1.30%
A3	1.26%
B3	1.20%
Total:	25.22%

Percentages are based upon corporate bonds, U.S. Treasury obligations and asset-backed securities investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

* NR - Not Rated

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	19

ICON Diversified Funds	Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	ICON Equity Income Fund	ICON Flexible Bond Fund	ICON Fund
Assets
Investments, at cost	$78,852,297	$129,966,469	$34,672,146
Investments, at value(a)	80,639,184	130,659,108	43,109,815
Cash and cash equivalents	243,670	1,033	38,915
Receivables:
Investments sold	928,035	3,776,870	—
Fund shares sold	575,467	922,233	29,039
Expense reimbursements due from Adviser	43,714	60,960	6,521
Interest	98,660	1,631,481	3
Dividends	194,222	4,495	20,870
Foreign tax reclaims	7,935	—	—
Other assets	21,931	28,401	19,987
Total assets	82,752,818	137,084,581	43,225,150

Liabilities
Payables:
Payable for collateral received on securities loaned	1,916,570	1,275,800	261,978
Loan payable, at value (Cost $–, $242,456 and $–)	—	242,456	—
Investments purchased	43,281	1,447,526	2
Fund shares redeemed	109,336	55,400	50,667
Distributions due to shareholders	583,373	356,918	—
Advisory fees	51,019	66,703	27,469
Transfer agent fees	28,435	17,768	15,572
Fund accounting fees	7,698	12,244	4,069
Accrued distribution fees	17,703	3,804	9,723
Trustee fees and expenses	3,826	6,115	2,123
Administration fees	3,401	5,559	1,831
Accrued expenses	20,016	21,202	13,797
Total liabilities	2,784,658	3,511,495	387,231
Net Assets - all share classes	$79,968,160	$133,573,086	$42,837,919
Net Assets - Class S	$52,289,875	$125,125,529	$27,837,190
Net Assets - Class C	$18,338,075	$4,106,374	$10,146,639
Net Assets - Class A	$9,340,210	$4,341,183	$4,854,090

Net Assets Consists of
Paid-in capital	$77,342,955	$136,611,980	$32,871,482
Total distributable earnings	2,625,205	(3,038,894)	9,966,437
Net Assets	$79,968,160	$133,573,086	$42,837,919

Shares outstanding (unlimited shares authorized, no par value)
Class S	2,986,073	13,436,571	1,484,626
Class C	1,037,444	439,524	630,201
Class A	534,639	468,506	276,517
Net asset value (offering and redemption price per share)
Class S	$17.51	$9.31	$18.75
Class C	$17.68	$9.34	$16.10
Class A	$17.47	$9.27	$17.55
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$18.54	$9.73	$18.63

(a) Includes securities on loan of	$2,084,672	$2,888,385	$260,640

The accompanying notes are an integral part of the financial statements.

20	www.iconfunds.com

ICON Diversified Funds	Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund
Assets
Investments, at cost	$16,999,889	$18,098,110	$25,707,773
Investments, at value(a)	20,010,087	18,011,093	27,024,021
Cash and cash equivalents	50,311	26,483	848,414
Receivables:
Investments sold	5,266	—	16,708
Fund shares sold	1,850	13,005	107,987
Expense reimbursements due from Adviser	23,074	6,565	19,395
Interest	26	36	114,041
Dividends	11,417	8,419	12,650
Foreign tax reclaims	—	—	—
Other assets	18,833	6,219	18,562
Total assets	20,120,864	18,071,820	28,161,778

Liabilities
Payables:
Payable for collateral received on securities loaned	137,522	621,561	—
Investments purchased	—	23	269,717
Fund shares redeemed	43,939	15,630	1,189
Advisory fees	14,397	11,152	17,652
Transfer agent fees	12,463	11,465	11,328
Fund accounting fees	2,418	2,509	5,580
Accrued distribution fees	4,466	—	13,962
Trustee fees and expenses	1,007	859	1,367
Administration fees	847	743	1,177
Accrued expenses	13,141	13,301	15,617
Total liabilities	230,200	677,243	337,589
Net Assets - all share classes	$19,890,664	$17,394,577	$27,824,189
Net Assets - Class S	$11,405,515	$—	$8,463,974
Net Assets - Class C	$4,042,376	$—	$15,642,893
Net Assets - Class A	$4,442,773	$—	$3,717,322

Net Assets Consists of
Paid-in capital	$16,577,261	$17,470,353	$26,606,879
Total distributable earnings	3,313,403	(75,776)	1,217,310
Net Assets	$19,890,664	$17,394,577	$27,824,189

Shares outstanding (unlimited shares authorized, no par value)		1,334,485
Class S	443,101	—	542,498
Class C	181,479	—	1,097,408
Class A	179,158	—	244,192
Net asset value (offering and redemption price per share)		$13.03
Class S	$25.74	$—	$15.60
Class C	$22.27	$—	$14.25
Class A	$24.80	$—	$15.22
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$26.31	$—	$16.15

(a) Includes securities on loan of	$302,190	$824,032	$147,000

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	21

ICON Diversified Funds	Statements of Operations

Period Ended March 31, 2019 (Unaudited)

	ICON Equity Income Fund	ICON Flexible Bond Fund	ICON Fund
Investment Income
Interest	$104,930	$1,379,825	$41
Dividends	1,480,833	975,088	279,156
Foreign taxes withheld	(21,047)	—	(3,183)
Income from securities lending, net	3,839	29,396	2,361
Other income	17,275	77,175	—
Total investment income	1,585,830	2,461,484	278,375

Expenses
Advisory fees	282,848	345,178	160,059
Administration fees	18,858	28,765	10,672
Transfer agent fees	61,814	47,413	34,865
Distribution fees:
Class C	86,789	14,702	49,958
Class A	12,165	5,031	5,894
Registration fees	19,748	20,914	18,163
Audit and tax service expense	8,975	8,971	7,974
Fund accounting fees	20,055	30,523	10,869
Trustee fees and expenses	13,289	19,530	7,673
Insurance expense	4,299	5,353	2,742
Custody fees	3,730	5,846	1,840
Printing fees	7,750	7,900	4,790
Interest expense	268	191	1,018
Other expenses	18,915	24,378	11,845
Total expenses before expense reimbursement	559,503	564,695	328,362
Expense reimbursement by Adviser due to expense limitation agreement	(86,916)	(112,367)	(10,954)
Net Expenses	472,587	452,328	317,408
Net Investment Income/(Loss)	1,113,243	2,009,156	(39,033)

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:	852,057	(196,672)	2,274,620
Investments and foreign currency translations	852,057	(196,672)	2,274,620

Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(2,593,239)	1,800,466	(4,744,983)
	(2,593,239)	1,800,466	(4,744,983)
Net realized and unrealized gain/(loss)	(1,741,182)	1,603,794	(2,470,363)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(627,939)	$3,612,950	$(2,509,396)

The accompanying notes are an integral part of the financial statements.

22	www.iconfunds.com

ICON Diversified Funds	Statements of Operations

Period Ended March 31, 2019 (Unaudited)

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund
Investment Income
Interest	$—	$30	$108,491
Dividends	134,402	59,632	207,689
Foreign taxes withheld	(782)	—	(720)
Income from securities lending, net	1,029	3,298	608
Total investment income	134,649	62,960	316,068

Expenses
Advisory fees	94,924	64,882	105,683
Administration fees	5,584	4,326	7,046
Transfer agent fees	28,455	22,454	27,520
Distribution fees:
Class C	21,505	—	75,513
Class A	5,720	—	4,907
Registration fees	18,665	8,999	18,907
Audit and tax service expense	8,721	7,975	9,715
Fund accounting fees	6,234	5,423	10,405
Trustee fees and expenses	4,070	3,135	5,023
Insurance expense	1,502	1,190	1,662
Custody fees	1,611	1,843	2,319
Printing fees	3,702	3,377	3,861
Interest expense	2,300	338	—
Other expenses	7,814	5,785	9,246
Total expenses before expense reimbursement	210,807	129,727	281,807
Expense reimbursement by Adviser due to expense limitation agreement	(40,039)	(17,177)	(32,559)
Net Expenses	170,768	112,550	249,248
Net Investment Income/(Loss)	(36,119)	(49,590)	66,820

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments and foreign currency translations	805,334	538,729	(84,301)
	805,334	538,729	(84,301)
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(2,625,497)	(2,834,987)	(1,480,358)
	(2,625,497)	(2,834,987)	(1,480,358)
Net realized and unrealized gain/(loss)	(1,820,163)	(2,296,258)	(1,564,659)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(1,856,282)	$(2,345,848)	$(1,497,839)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	23

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Equity Income Fund		ICON Flexible Bond Fund
	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018 (a)
Operations
Net investment income/(loss)	$1,113,243	$2,241,678	$2,009,156	$3,522,028
Net realized gain/(loss)	852,057	3,050,654	(196,672)	(877,235)
Change in net unrealized appreciation/(depreciation)	(2,593,239)	(979,199)	1,800,466	(931,423)
Net increase/(decrease) in net assets resulting from operations	(627,939)	4,313,133	3,612,950	1,713,370

Total Dividends and Distributions to Shareholders
Class S	(935,456)	(1,607,191)	(2,497,563)	(3,164,850)
Class C	(247,796)	(342,652)	(65,659)	(100,341)
Class A	(173,825)	(365,825)	(89,101)	(125,245)
Net decrease from dividends and distributions	(1,357,077)	(2,315,668)	(2,652,323)	(3,390,436)

Fund Share Transactions
Shares sold
Class S	9,562,081	14,018,260	45,044,455	36,821,738
Class C	2,133,561	3,350,835	1,123,485	585,449
Class A	840,083	2,012,996	884,974	993,823
Reinvested dividends and distributions
Class S	897,575	1,536,440	2,292,414	2,912,727
Class C	230,616	310,512	56,193	85,079
Class A	148,356	310,987	83,161	115,309
Shares repurchased
Class S	(8,037,033)	(22,765,862)	(20,412,963)	(21,361,079)
Class C	(1,107,985)	(2,388,940)	(377,075)	(1,067,548)
Class A	(2,044,243)	(6,198,082)	(342,535)	(1,212,911)
Net increase/(decrease) from fund share transactions	2,623,011	(9,812,854)	28,352,109	17,872,587

Total net increase/(decrease) in net assets	637,995	(7,815,389)	29,312,736	16,195,521

Net Assets
Beginning of period	79,330,165	87,145,554	104,260,350	88,064,829
End of period	$79,968,160	$79,330,165	$133,573,086	$104,260,350

Transactions in Fund Shares
Shares sold
Class S	557,992	771,961	4,905,813	3,961,759
Class C	124,348	183,047	121,942	62,589
Class A	49,167	111,347	96,928	107,547
Issued to shareholders in reinvestment of distributions
Class S	54,743	85,666	249,603	313,069
Class C	13,994	17,162	6,100	9,103
Class A	9,108	17,383	9,105	12,448
Shares repurchased
Class S	(475,852)	(1,249,425)	(2,226,474)	(2,296,036)
Class C	(64,034)	(130,988)	(40,694)	(114,075)
Class A	(119,832)	(341,407)	(37,440)	(130,931)
Net increase/(decrease)	149,634	(535,254)	3,084,883	1,925,473
Shares outstanding, beginning of period	4,408,522	4,943,776	11,259,718	9,334,245
Shares outstanding, end of period	4,558,156	4,408,522	14,344,601	11,259,718

(a)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.

The accompanying notes are an integral part of the financial statements.

24	www.iconfunds.com

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Fund		ICON Long/Short Fund
	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations
Net investment income/(loss)	$(39,033)	$(226,954)	$(36,119)	$(131,995)
Net realized gain/(loss)	2,274,620	3,356,674	805,334	1,840,083
Change in net unrealized appreciation/(depreciation)	(4,744,983)	32,995	(2,625,497)	61,132
Net increase/(decrease) in net assets resulting from operations	(2,509,396)	3,162,715	(1,856,282)	1,769,220

Total Dividends and Distributions to Shareholders
Class S	(340,838)	—	(171,949)	—
Class C	(140,023)	—	(71,049)	—
Class A	(60,635)	—	(69,039)	—
Net decrease from dividends and distributions	(541,496)	—	(312,037)	—

Fund Share Transactions
Shares sold
Class S	449,504	3,873,962	2,784,827	10,816,178
Class C	194,118	547,780	138,453	761,410
Class A	248,435	1,140,529	278,387	2,733,365
Reinvested dividends and distributions
Class S	333,895	—	158,276	—
Class C	134,839	—	68,167	—
Class A	60,061	—	61,419	—
Shares repurchased
Class S	(3,551,826)	(6,326,048)	(8,563,098)	(4,397,179)
Class C	(890,862)	(2,476,705)	(890,962)	(711,148)
Class A	(527,809)	(1,186,452)	(943,659)	(4,937,947)
Net increase/(decrease) from fund share transactions	(3,549,645)	(4,426,934)	(6,908,190)	4,264,679

Total net increase/(decrease) in net assets	(6,600,537)	(1,264,219)	(9,076,509)	6,033,899

Net Assets
Beginning of period	49,438,456	50,702,675	28,967,173	22,933,274
End of period	$42,837,919	$49,438,456	$19,890,664	$28,967,173

Transactions in Fund Shares
Shares sold
Class S	24,990	192,622	112,240	399,467
Class C	12,225	31,789	7,161	32,406
Class A	14,926	59,973	11,694	103,610
Issued to shareholders in reinvestment of distributions
Class S	21,159	—	7,355	—
Class C	9,922	—	3,651	—
Class A	4,064	—	2,960	—
Shares repurchased
Class S	(199,249)	(315,297)	(361,962)	(162,050)
Class C	(57,352)	(141,244)	(42,477)	(30,287)
Class A	(31,911)	(63,542)	(40,014)	(186,954)
Net increase/(decrease)	(201,226)	(235,699)	(299,392)	156,192
Shares outstanding, beginning of period	2,592,570	2,828,269	1,103,130	946,938
Shares outstanding, end of period	2,391,344	2,592,570	803,738	1,103,130

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	25

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Opportunities Fund		ICON Risk-Managed Balanced Fund
	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations
Net investment income/(loss)	$(49,590)	$(166,742)	$66,820	$159,711
Net realized gain/(loss)	538,729	3,637,781	(84,301)	783,256
Change in net unrealized appreciation/(depreciation)	(2,834,987)	(2,599,824)	(1,480,358)	440,875
Net increase/(decrease) in net assets resulting from operations	(2,345,848)	871,215	(1,497,839)	1,383,842

Total Dividends and Distributions to Shareholders
Dividends and distributions	(3,835,809)	(307,810)
Class S	—	—	(54,349)	(101,832)
Class C	—	—	(25,803)	(23,510)
Class A	—	—	(17,981)	(41,068)
Net decrease from dividends and distributions	(3,835,809)	(307,810)	(98,133)	(166,410)

Fund Share Transactions
Shares sold	901,305	8,215,056
Class S	—	—	455,839	3,005,177
Class C	—	—	1,501,709	3,137,593
Class A	—	—	67,142	1,309,983
Reinvested dividends and distributions	3,766,342	305,435
Class S	—	—	51,421	94,076
Class C	—	—	24,572	21,452
Class A	—	—	16,047	38,578
Shares repurchased	(2,175,822)	(7,368,889)
Class S	—	—	(2,171,490)	(8,100,020)
Class C	—	—	(1,511,554)	(3,902,945)
Class A	—	—	(947,445)	(3,826,965)
Net increase/(decrease) from fund share transactions	2,491,825	1,151,602	(2,513,759)	(8,223,071)

Total net increase/(decrease) in net assets	(3,689,832)	1,715,007	(4,109,731)	(7,005,639)

Net Assets
Beginning of period	21,084,409	19,369,402	31,933,920	38,939,559
End of period	$17,394,577	$21,084,409	$27,824,189	$31,933,920

Transactions in Fund Shares
Shares sold	65,006	417,657
Class S	—	—	30,376	185,151
Class C	—	—	107,251	214,005
Class A	—	—	4,740	83,430
Issued to shareholders in reinvestment of distributions	340,230	15,481
Class S	—	—	3,559	5,890
Class C	—	—	1,927	1,468
Class A	—	—	1,138	2,482
Shares repurchased	(151,642)	(377,941)
Class S	—	—	(145,472)	(507,106)
Class C	—	—	(111,505)	(265,702)
Class A	—	—	(66,137)	(242,735)
Net increase/(decrease)	253,594	55,197	(174,123)	(523,117)
Shares outstanding, beginning of period	1,080,891	1,025,694	2,058,221	2,581,338
Shares outstanding, end of period	1,334,485	1,080,891	1,884,098	2,058,221

The accompanying notes are an integral part of the financial statements.

26	www.iconfunds.com

ICON Equity Income Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of period	$17.96		$17.61	$15.62		$14.36	$14.87		$13.80
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.27		0.53	0.61		0.60	0.56		0.52
Net realized and unrealized gains/(losses) on investments	(0.38)		0.38	1.95		1.27	(0.56)		1.04
Total from investment operations	(0.11)		0.91	2.56		1.87	(0.00	)(b)	1.56

Less dividends and distributions:
Dividends from net investment income	(0.32)		(0.56)	(0.57)		(0.61)	(0.51)		(0.49)
Distributions from net realized gains	(0.02)		—	—		—	—		—
Total dividends and distributions	(0.34)		(0.56)	(0.57)		(0.61)	(0.51)		(0.49)

Net asset value, end of period	$17.51		$17.96	$17.61		$15.62	$14.36		$14.87

Total Return	(0.53	)%(c)	5.19%	16.53%		13.30%	(0.17)%		11.36%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$52,290		$51,185	$57,062		$37,868	$22,779		$8,022

Ratio of expenses to average net assets
Before expense limitation	1.22	%(d)	1.16%	1.15%		1.24%	1.25%		1.38%
After expense limitation(e)	0.99	%(d)	0.99%	1.05	%(f)	1.20%	1.20%		1.20%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.99	%(d)	2.76%	3.50%		3.91%	3.52%		3.36%
After expense limitation(e)	3.22	%(d)	2.93%	3.60%		3.95%	3.57%		3.54%
Portfolio turnover rate	86	%(c)	171%	206%		145%	174%		148%

(a)	Calculated using the average shares method.
(b)	Amount less than $(0.005).
(c)	Not Annualized.
(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.
(f)	Effective January 26, 2017, the annual expense limitation rate changed from 1.20% to 0.99%.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	27

ICON Equity Income Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$18.13		$17.76	$15.76		$14.45	$14.96	$13.88
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.19		0.36	0.45		0.45	0.40	0.36
Net realized and unrealized gains/(losses) on investments	(0.39)		0.38	1.95		1.28	(0.56)	1.06
Total from investment operations	(0.20)		0.74	2.40		1.73	(0.16)	1.42

Less dividends and distributions:
Dividends from net investment income	(0.23)		(0.37)	(0.40)		(0.42)	(0.35)	(0.34)
Distributions from net realized gains	(0.02)		—	—		—	—	—
Total dividends and distributions	(0.25)		(0.37)	(0.40)		(0.42)	(0.35)	(0.34)

Net asset value, end of period	$17.68		$18.13	$17.76		$15.76	$14.45	$14.96

Total Return(b)	(1.03	)%(c)	4.21%	15.34%		12.15%	(1.16)%	10.26%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$18,338		$17,460	$15,878		$10,532	$6,825	$5,481

Ratio of expenses to average net assets
Before expense limitation	2.20	%(d)	2.17%	2.20%		2.34%	2.34%	2.45%
After expense limitation(e)	1.99	%(d)	1.99%	2.05	%(f)	2.20%	2.20%	2.20%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.00	%(d)	1.81%	2.49%		2.80%	2.40%	2.21%
After expense limitation(e)	2.21	%(d)	1.99%	2.64%		2.94%	2.54%	2.46%
Portfolio turnover rate	86	%(c)	171%	206%		145%	174%	148%

(a)	Calculated using the average shares method.

(b)	The total return calculation excludes any sales charges.

(c)	Not Annualized.

(d)	Annualized.

(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(f)	Effective January 26, 2017, the annual expense limitation rate changed from 2.20% to 1.99%.

The accompanying notes are an integral part of the financial statements.

28	www.iconfunds.com

ICON Equity Income Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$17.92		$17.56	$15.58		$14.29	$14.79	$13.73
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.25		0.49	0.54		0.56	0.50	0.47
Net realized and unrealized gains/(losses) on investments	(0.39)		0.38	1.96		1.26	(0.53)	1.04
Total from investment operations	(0.14)		0.87	2.50		1.82	(0.03)	1.51

Less dividends and distributions:
Dividends from net investment income	(0.29)		(0.51)	(0.52)		(0.53)	(0.47)	(0.45)
Distributions from net realized gains	(0.02)		—	—		—	—	—
Total dividends and distributions	(0.31)		(0.51)	(0.52)		(0.53)	(0.47)	(0.45)

Net asset value, end of period	$17.47		$17.92	$17.56		$15.58	$14.29	$14.79

Total Return(b)	(0.66	)%(c)	4.98%	16.20%		12.97%	(0.38)%	11.07%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$9,340		$10,685	$14,206		$16,775	$13,039	$13,847

Ratio of expenses to average net assets
Before expense limitation	1.54	%(d)	1.45%	1.45%		1.54%	1.52%	1.59%
After expense limitation(e)	1.24	%(d)	1.24%	1.31	%(f)	1.45%	1.45%	1.45%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.65	%(d)	2.48%	3.06%		3.64%	3.14%	3.08%
After expense limitation(e)	2.95	%(d)	2.69%	3.20%		3.73%	3.21%	3.22%
Portfolio turnover rate	86	%(c)	171%	206%		145%	174%	148%

(a)	Calculated using the average shares method.

(b)	The total return calculation excludes any sales charges.

(c)	Not Annualized.

(d)	Annualized.

(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(f)	Effective January 26, 2017, the annual expense limitation rate changed from 1.45% to 1.24%.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	29

ICON Flexible Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018 (a)	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$9.26		$9.43	$9.55	$9.20	$9.90	$9.89
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.16		0.36	0.37	0.34	0.41	0.43	(c)
Net realized and unrealized gains/(losses) on investments	0.10		(0.19)	(0.11)	0.34	(0.44)	0.15
Total from investment operations	0.26		0.17	0.26	0.68	(0.03)	0.58

Less dividends and distributions:
Dividends from net investment income	(0.21)		(0.34)	(0.38)	(0.33)	(0.51)	(0.44)
Distributions from net realized gains	—		—	—	—	(0.13)	(0.13)
Return of capital	—		—	—	—	(0.03)	—
Total dividends and distributions	(0.21)		(0.34)	(0.38)	(0.33)	(0.67)	(0.57)

Net asset value, end of period	$9.31		$9.26	$9.43	$9.55	$9.20	$9.90

Total Return	2.91	%(d)	1.89%	2.82%	7.54%	(0.28)%	6.01%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$125,126		$97,303	$80,467	$76,656	$73,152	$87,675

Ratio of expenses to average net assets
Before expense limitation	0.93	%(e)	0.92%	0.91%	0.93%	0.91%	0.86%
After expense limitation(f)	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	3.34	%(e)	3.65%	3.80%	3.43%	4.10%	4.22%
After expense limitation(f)	3.52	%(e)	3.82%	3.96%	3.61%	4.26%	4.33	%(c)
Portfolio turnover rate	67	%(d)	153%	169%	141%	153%	176%

(a)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.
(b)	Calculated using the average shares method.
(c)	Investment income per share of Class S reflects a large, non-recurring dividend which amounted to $0.07 per share. Excluding this non-recurring dividend, the ratio of net investment income/(loss) to average net assets would have been 3.59% for Class S.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

30	www.iconfunds.com

ICON Flexible Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018 (a)	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$9.29		$9.48	$9.58	$9.24	$9.94	$9.93
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.12		0.28	0.29	0.26	0.32	0.34	(c)
Net realized and unrealized gains/(losses) on investments	0.11		(0.19)	(0.10)	0.34	(0.43)	0.15
Total from investment operations	0.23		0.09	0.19	0.60	(0.11)	0.49

Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.28)	(0.29)	(0.26)	(0.43)	(0.35)
Distributions from net realized gains	—		—	—	—	(0.13)	(0.13)
Return of capital	—		—	—	—	(0.03)	—
Total dividends and distributions	(0.18)		(0.28)	(0.29)	(0.26)	(0.59)	(0.48)

Net asset value, end of period	$9.34		$9.29	$9.48	$9.58	$9.24	$9.94

Total Return(d)	2.48	%(e)	0.92%	2.05%	6.59%	(1.10)%	5.10%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,106		$3,272	$3,739	$4,590	$4,142	$2,879

Ratio of expenses to average net assets
Before expense limitation	2.15	%(f)	2.20%	2.13%	2.10%	2.19%	2.27%
After expense limitation(g)	1.60	%(f)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.15	%(f)	2.36%	2.58%	2.28%	2.76%	2.75%
After expense limitation(g)	2.70	%(f)	2.96%	3.11%	2.78%	3.35%	3.42	%(c)
Portfolio turnover rate	67	%(e)	153%	169%	141%	153%	176%

(a)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.

(b)	Calculated using the average shares method.

(c)	Investment income per share of Class C reflects a large, non-recurring dividend which amounted to $0.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.84% for Class C.

(d)	The total return calculation excludes any sales charges.

(e)	Not Annualized.

(f)	Annualized.

(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	31

ICON Flexible Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018 (a)	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$9.21		$9.39	$9.51	$9.17	$9.86	$9.89
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.15		0.33	0.33	0.31	0.36	0.43	(c)
Net realized and unrealized gains/(losses) on investments	0.11		(0.19)	(0.10)	0.34	(0.41)	0.12
Total from investment operations	0.26		0.14	0.23	0.65	(0.05)	0.55

Less dividends and distributions:
Dividends from net investment income	(0.20)		(0.32)	(0.35)	(0.31)	(0.48)	(0.45)
Distributions from net realized gains	—		—	—	—	(0.13)	(0.13)
Return of capital	—		—	—	—	(0.03)	—
Total dividends and distributions	(0.20)		(0.32)	(0.35)	(0.31)	(0.64)	(0.58)

Net asset value, end of period	$9.27		$9.21	$9.39	$9.51	$9.17	$9.86

Total Return(d)	2.90	%(e)	1.55%	2.48%	7.25%	(0.44)%	5.77%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,341		$3,685	$3,859	$6,100	$7,838	$4,278

Ratio of expenses to average net assets
Before expense limitation	1.42	%(f)	1.45%	1.41%	1.38%	1.36%	1.44%
After expense limitation(g)	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.87	%(f)	3.13%	3.13%	2.98%	3.50%	3.84%
After expense limitation(g)	3.29	%(f)	3.58%	3.54%	3.36%	3.86%	4.28	%(c)
Portfolio turnover rate	67	%(e)	153%	169%	141%	153%	176%

(a)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.

(b)	Calculated using the average shares method.

(c)	Investment income per share of Class A reflects a large, non-recurring dividend which amounted to $0.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 3.55% for Class A.

(d)	The total return calculation excludes any sales charges.

(e)	Not Annualized.

(f)	Annualized.

(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

32	www.iconfunds.com

ICON Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$19.90		$18.68	$14.08	$13.83	$14.52	$14.00
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.01		(0.02)	(0.01)	0.05	(0.02)	0.00 (c)
Net realized and unrealized gains/(losses) on investments	(0.94)		1.24	4.61	0.20	(0.67)	0.52
Total from investment operations	(0.93)		1.22	4.60	0.25	(0.69)	0.52

Less dividends and distributions:
Distributions from net realized gains	(0.22)		—	—	—	—	—
Total dividends and distributions	(0.22)		—	—	—	—	—

Net asset value, end of period	$18.75		$19.90	$18.68	$14.08	$13.83	$14.52

Total Return	(4.47	)%(d)	6.53%	32.67%	1.81%	(4.75)%	3.71%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$27,837		$32,583	$32,883	$28,897	$33,695	$41,577

Ratio of expenses to average net assets
Before expense limitation	1.21	%(e)	1.11%	1.10%	1.12%	1.09%	1.10%
After expense limitation(f)	1.21	%(e)	1.11%	1.10%	1.12%	1.09%	1.10%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.09	%(e)	(0.12)%	(0.04)%	0.39%	(0.11)%	0.02%
After expense limitation(f)	0.09	%(e)	(0.12)%	(0.04)%	0.39%	(0.11)%	0.02%
Portfolio turnover rate	23	%(d)	25%	15%	31%	54%	65%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Amount less than $0.005.

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	33

ICON Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$17.21		$16.34	$12.46	$12.38	$13.15	$12.82
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.07)		(0.22)	(0.17)	(0.09)	(0.18)	(0.14)
Net realized and unrealized gains/(losses) on investments	(0.82)		1.09	4.05	0.17	(0.59)	0.47
Total from investment operations	(0.89)		0.87	3.88	0.08	(0.77)	0.33

Less dividends and distributions:
Distributions from net realized gains	(0.22)		—	—	—	—	—
Total dividends and distributions	(0.22)		—	—	—	—	—

Net asset value, end of period	$16.10		$17.21	$16.34	$12.46	$12.38	$13.15

Total Return(b)	(4.94	)%(c)	5.32%	31.14%	0.65%	(5.86)%	2.57%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$10,147		$11,452	$12,663	$11,520	$13,745	$17,050

Ratio of expenses to average net assets
Before expense limitation	2.35	%(d)	2.27%	2.31%	2.41%	2.27%	2.26%
After expense limitation(e)	2.25	%(d)	2.25%	2.25%	2.26%	2.25%	2.25%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.05	)%(d)	(1.28)%	(1.25)%	(0.90)%	(1.29)%	(1.09)%
After expense limitation(e)	(0.95	)%(d)	(1.26)%	(1.19)%	(0.75)%	(1.27)%	(1.08)%
Portfolio turnover rate	23	%(c)	25%	15%	31%	54%	65%

(a)	Calculated using the average shares method.

(b)	The total return calculation excludes any sales charges.

(c)	Not Annualized.

(d)	Annualized.

(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

34	www.iconfunds.com

ICON Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$18.67		$17.60	$13.31	$13.13		$13.84	$13.39
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.02)		(0.10)	(0.07)	0.00	(b)	(0.08)	(0.05)
Net realized and unrealized gains/(losses) on investments	(0.88)		1.17	4.36	0.18		(0.63)	0.50
Total from investment operations	(0.90)		1.07	4.29	0.18		(0.71)	0.45

Less dividends and distributions:
Distributions from net realized gains	(0.22)		—	—	—		—	—
Total dividends and distributions	(0.22)		—	—	—		—	—

Net asset value, end of period	$17.55		$18.67	$17.60	$13.31		$13.13	$13.84

Total Return(c)	(4.61	)%(d)	6.08%	32.23%	1.37%		(5.13)%	3.36%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,854		$5,404	$5,156	$5,490		$6,994	$8,076

Ratio of expenses to average net assets
Before expense limitation	1.75	%(e)	1.63%	1.66%	1.67%		1.55%	1.56%
After expense limitation(f)	1.50	%(e)	1.50%	1.50%	1.51%		1.50%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.45	)%(e)	(0.64)%	(0.60)%	(0.16)%		(0.57)%	(0.38)%
After expense limitation(f)	(0.20	)%(e)	(0.51)%	(0.44)%	0.00	%(g)	(0.52)%	(0.32)%
Portfolio turnover rate	23	%(d)	25%	15%	31%		54%	65%

(a)	Calculated using the average shares method.

(b)	Amount less than $0.005.

(c)	The total return calculation excludes any sales charges.

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(g)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	35

ICON Long/Short Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$27.11		$25.13	$18.70	$18.39	$18.41	$17.48
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.01)		(0.06)	(0.04)	0.04	(0.09)	(0.06)
Net realized and unrealized gains/(losses) on investments	(1.01)		2.04	6.47	0.27	0.07	0.99
Total from investment operations	(1.02)		1.98	6.43	0.31	(0.02)	0.93

Less dividends and distributions:
Distributions from net realized gains	(0.35)		—	—	—	—	—
Total dividends and distributions	(0.35)		—	—	—	—	—

Net asset value, end of period	$25.74		$27.11	$25.13	$18.70	$18.39	$18.41

Total Return	(3.53	)%(b)	7.88%	34.39%	1.69%	(0.11)%	5.32%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$11,406		$18,580	$11,259	$7,114	$17,196	$16,465

Ratio of expenses to average net assets
Before expense limitation	1.55	%(c)	1.38%	1.50%	1.63%	1.37%	1.45%
After expense limitation(d)	1.27	%(c)	1.25%	1.25%	1.28%	1.28%	1.32%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.34	)%(c)	(0.33)%	(0.43)%	(0.11)%	(0.52)%	(0.47)%
After expense limitation(d)	(0.06	)%(c)	(0.20)%	(0.18)%	0.24%	(0.43)%	(0.34)%
Portfolio turnover rate	16	%(b)	36%	24%	20%	74%	65%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)	The Fund’s operating expenses, not including interest expense or dividends on short positions, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense and dividends on short positions, when applicable.

The accompanying notes are an integral part of the financial statements.

36	www.iconfunds.com

ICON Long/Short Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$23.63		$22.13	$16.65	$16.54	$16.74	$16.05
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.12)		(0.30)	(0.25)	(0.13)	(0.27)	(0.24)
Net realized and unrealized gains/(losses) on investments	(0.89)		1.80	5.73	0.24	0.07	0.93
Total from investment operations	(1.01)		1.50	5.48	0.11	(0.20)	0.69

Less dividends and distributions:
Distributions from net realized gains	(0.35)		—	—	—	—	—
Total dividends and distributions	(0.35)		—	—	—	—	—

Net asset value, end of period	$22.27		$23.63	$22.13	$16.65	$16.54	$16.74

Total Return(b)	(4.01	)%(c)	6.78%	32.91%	0.67%	(1.19)%	4.30%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,042		$5,036	$4,671	$4,211	$6,300	$6,932

Ratio of expenses to average net assets
Before expense limitation	2.75	%(d)	2.60%	2.75%	2.76%	2.53%	2.57%
After expense limitation(e)	2.32	%(d)	2.30%	2.30%	2.33%	2.33%	2.38%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.54	)%(d)	(1.57)%	(1.69)%	(1.21)%	(1.68)%	(1.58)%
After expense limitation(e)	(1.11	)%(d)	(1.27)%	(1.24)%	(0.78)%	(1.48)%	(1.39)%
Portfolio turnover rate	16	%(c)	36%	24%	20%	74%	65%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense or dividends on short positions, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense and dividends on short positions, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	37

ICON Long/Short Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$26.16		$24.33	$18.16	$17.91	$17.99	$17.13
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.04)		(0.14)	(0.11)	(0.01)	(0.15)	(0.12)
Net realized and unrealized gains/(losses) on investments	(0.97)		1.97	6.28	0.26	0.07	0.98
Total from investment operations	(1.01)		1.83	6.17	0.25	(0.08)	0.86

Less dividends and distributions:
Distributions from net realized gains	(0.35)		—	—	—	—	—
Total dividends and distributions	(0.35)		—	—	—	—	—

Net asset value, end of period	$24.80		$26.16	$24.33	$18.16	$17.91	$17.99

Total Return(b)	(3.62	)%(c)	7.52%	33.98%	1.40%	(0.44)%	5.02%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,443		$5,351	$7,003	$5,316	$9,186	$11,160

Ratio of expenses to average net assets
Before expense limitation	2.11	%(d)	1.83%	1.93%	1.95%	1.73%	1.81%
After expense limitation(e)	1.57	%(d)	1.55%	1.55%	1.58%	1.58%	1.63%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.91	)%(d)	(0.80)%	(0.87)%	(0.40)%	(0.89)%	(0.82)%
After expense limitation(e)	(0.37	)%(d)	(0.52)%	(0.49)%	(0.03)%	(0.74)%	(0.64)%
Portfolio turnover rate	16	%(c)	36%	24%	20%	74%	65%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense or dividends on short positions, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense and dividends on short positions, when applicable.

The accompanying notes are an integral part of the financial statements.

38	www.iconfunds.com

ICON Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$19.51		$18.88	$14.74		$13.32	$13.04	$13.02
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.04)		(0.15)	(0.13)		(0.03)	(0.09)	(0.12)
Net realized and unrealized gains/(losses) on investments	(2.74)		1.07	4.48		1.46	0.58	0.41
Total from investment operations	(2.78)		0.92	4.35		1.43	0.49	0.29

Less dividends and distributions:
Distributions from net realized gains	(3.70)		(0.29)	(0.21)		(0.01)	(0.21)	(0.27)
Total dividends and distributions	(3.70)		(0.29)	(0.21)		(0.01)	(0.21)	(0.27)

Net asset value, end of period	$13.03		$19.51	$18.88		$14.74	$13.32	$13.04

Total Return	(10.88	)%(b)	4.88%	29.75%		10.76%	3.75%	2.19%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$17,395		$21,084	$19,369		$16,059	$11,047	$12,133

Ratio of expenses to average net assets
Before expense limitation	1.50	%(c)	1.35%	1.47%		1.53%	1.58%	2.44%
After expense limitation(d)	1.30	%(c)	1.30%	1.45	%(e)	1.51%	1.50%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.77	)%(c)	(0.80)%	(0.80)%		(0.27)%	(0.72)%	(1.81)%
After expense limitation(d)	(0.57	)%(c)	(0.75)%	(0.78)%		(0.25)%	(0.65)%	(0.87)%
Portfolio turnover rate	32	%(b)	87%	26%		95%	76%	46%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.
(e)	Effective June 30, 2017, the annual expense limitation rate changed from 1.50% to 1.30%.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	39

ICON Risk-Managed Balanced Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$16.32		$15.74	$14.46	$14.02	$13.98	$13.40
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.08		0.16	0.21	0.19	0.18	0.24
Net realized and unrealized gains/(losses) on investments	(0.71)		0.57	1.30	0.42	0.01	0.56
Total from investment operations	(0.63)		0.73	1.51	0.61	0.19	0.80

Less dividends and distributions:
Dividends from net investment income	(0.09)		(0.15)	(0.23)	(0.17)	(0.15)	(0.22)
Total dividends and distributions	(0.09)		(0.15)	(0.23)	(0.17)	(0.15)	(0.22)

Net asset value, end of period	$15.60		$16.32	$15.74	$14.46	$14.02	$13.98

Total Return	(3.80	)%(b)	4.64%	10.53%	4.39%	1.35%	6.02%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$8,464		$10,676	$15,272	$20,087	$26,677	$20,071

Ratio of expenses to average net assets
Before expense limitation	1.47	%(c)	1.38%	1.36%	1.27%	1.34%	1.22%
After expense limitation(d)	1.20	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.79	%(c)	0.82%	1.26%	1.27%	1.09%	1.72%
After expense limitation(d)	1.06	%(c)	1.00%	1.42%	1.34%	1.23%	1.74%
Portfolio turnover rate	33	%(b)	87%	83%	109%	119%	137%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

40	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$14.92		$14.42		$13.27	$12.89	$12.90	$12.39
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.00	(b)	(0.00	)(c)	0.06	0.04	0.03	0.09
Net realized and unrealized gains/(losses) on investments	(0.65)		0.52		1.19	0.39	0.01	0.54
Total from investment operations	(0.65)		0.52		1.25	0.43	0.04	0.63

Less dividends and distributions:
Dividends from net investment income	(0.02)		(0.02)		(0.10)	(0.05)	(0.05)	(0.12)
Total dividends and distributions	(0.02)		(0.02)		(0.10)	(0.05)	(0.05)	(0.12)

Net asset value, end of period	$14.25		$14.92		$14.42	$13.27	$12.89	$12.90

Total Return(d)	(4.32	)%(e)	3.61%		9.44%	3.35%	0.31%	5.06%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$15,643		$16,409		$16,583	$15,151	$13,061	$9,469

Ratio of expenses to average net assets
Before expense limitation	2.37	%(f)	2.28%		2.30%	2.29%	2.38%	2.33%
After expense limitation(g)	2.20	%(f)	2.20%		2.20%	2.20%	2.20%	2.20%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.12	)%(f)	(0.08)%		0.35%	0.24%	0.06%	0.61%
After expense limitation(g)	0.05	%(f)	0.00	%(h)	0.45%	0.33%	0.24%	0.74%
Portfolio turnover rate	33	%(e)	87%		83%	109%	119%	137%

(a)	Calculated using the average shares method.
(b)	Amount less than $0.005.
(c)	Amount less than $(0.005).
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.
(h)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	41

ICON Risk-Managed Balanced Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$15.93		$15.36	$14.11	$13.68	$13.69	$13.12
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.06		0.12	0.17	0.15	0.14	0.20
Net realized and unrealized gains/(losses) on investments	(0.70)		0.55	1.27	0.42	0.00 (b)	0.57
Total from investment operations	(0.64)		0.67	1.44	0.57	0.14	0.77

Less dividends and distributions:
Dividends from net investment income	(0.07)		(0.10)	(0.19)	(0.14)	(0.15)	(0.20)
Total dividends and distributions	(0.07)		(0.10)	(0.19)	(0.14)	(0.15)	(0.20)

Net asset value, end of period	$15.22		$15.93	$15.36	$14.11	$13.68	$13.69

Total Return(c)	(3.97	)%(d)	4.40%	10.29%	4.18%	1.00%	5.88%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,717		$4,849	$7,084	$9,095	$8,446	$7,014

Ratio of expenses to average net assets
Before expense limitation	1.86	%(e)	1.64%	1.64%	1.60%	1.70%	1.65%
After expense limitation(f)	1.45	%(e)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.39	%(e)	0.56%	0.98%	0.93%	0.71%	1.29%
After expense limitation(f)	0.80	%(e)	0.75%	1.17%	1.08%	0.96%	1.49%
Portfolio turnover rate	33	%(d)	87%	83%	109%	119%	137%

(a)	Calculated using the average shares method.
(b)	Less than $0.005.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

42	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

1. ORGANIZATION

The ICON Equity Income Fund (“Equity Income Fund”), ICON Flexible Bond Fund (“Flexible Bond Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/ Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) are a series of funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund, with the exception of the Opportunities Fund, offers three classes of shares: Class S, Class C and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eleven other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Flexible Bond Fund is to maximize total return. The investment objective of the ICON Fund is capital appreciation with a secondary objective of capital preservation to provide long-term growth. The investment objective of the Opportunities Fund is to provide capital appreciation. The investment objective of the Long/Short Fund is to provide capital appreciation. The investment objective of the Risk-Managed Balanced Fund is modest capital appreciation and income.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases.

The Funds may invest in other investment companies. As with other investments, investments in other investment companies, including closed-end funds (which include business development companies (BDCs)), unit investment trusts, open-end investment companies, and exchange traded funds, are subject to many of the same risks as investing directly in the underlying instruments, including market risk and, for non-index strategies, selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (including management and advisory fees). If a Fund acquires shares of one or more underlying funds, shareholders bear both their proportionate share of expenses in the Fund (excluding management and advisory fees attributable to those assets of the Fund invested in the underlying funds) and, indirectly, the expenses of the underlying funds (including management and advisory fees). Further, the closed-end fund market is inefficient. Many closed-end funds (CEFs), including many in which the Funds invest, are small or microcap securities. There is little independent research published on CEFs and limited availability of data makes research difficult and time consuming. CEFs may trade unpredictably. The underlying assets may be unknown and their value not readily determinable. The Funds often purchase CEFs believing they are trading at a discount to NAV, and an ongoing corporate action will cause the discount to narrow or disappear. With little independent analysis of the CEFs’ individual assets, the Fund essentially makes a value based arbitrage strategy. The Fund will look to events like pending or proposed tender offers, liquidations, take-over plays etc. If the event is not preceded by an official announcement — and is, instead, “pending” or “anticipated” — this strategy can be very risky. If the event is announced, there is still the possibility that it will not happen. In sum, investing in CEFs in general, and CEF arbitrage plays in particular carry unique and arguably heightened risks.

The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in medium-and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds are also less liquid (more difficult to sell) than equities and higher credit bonds. Reduced liquidity may adversely affect the market price of, and ability of a Fund to value and sell particular securities at certain times, thereby making it difficult to make specific valuation determinations.

The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations. The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund also may invest in debt securities that are secured with collateral consisting of mortgage related securities (a Collateralized Mortgage Obligations or “CMO”), and in other types of mortgage-related or other asset-backed securities. CMOs are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are typically structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Many of the risks of investing

Semi-Annual Report | March 31, 2019	43

ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. The ICON Fund and Long/Short Fund also may invest in such securities for temporary defensive purposes.

The Long/Short Fund may engage in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases.

The Risk-Managed Balanced Fund invests in call options; selling/writing call options involves certain risks, such as limiting gains and lack of liquidity of the underlying securities, and are not suitable for all investors.

Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of less government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

The Equity Income Fund has a significant weighting in the Financials sector, the ICON Fund has a significant weighting in the Information Technology and Financials sectors, the Long/Short Fund has a significant weighting in the Financial sector, the Opportunities Fund has a significant weighting in the Information Technology and Financials sectors which may cause the Funds’ performance to be susceptible to the economic, business and/or other developments that may affect those sectors.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Valuation Committee pursuant to procedures approved by the Funds’ Board of Trustees (the “Board”).

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a

44	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ Valuation Committee determines that use of another valuation methodology is appropriate. The purpose of daily fair valuation is to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its NAV. The valuation assigned to fair-value securities for purposes of calculating each Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2019:

ICON Equity Income Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$5,736,569	$—	$5,736,569
Common Stocks	70,722,130	—	—	70,722,130
Preferred Stocks	872,100	—	—	872,100
Convertible Preferred Stocks	305,940	—	—	305,940
Closed-End Mutual Funds	1,040,325	—	—	1,040,325
Purchased Put Options	45,550	—	—	45,550
Collateral for Securities on Loan	—	1,916,570	—	1,916,570
Total	$72,986,045	$7,653,139	$—	$80,639,184

Semi-Annual Report | March 31, 2019	45

ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

ICON Flexible Bond Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$94,569,285	$—	$94,569,285
Asset-Backed Securities	—	3,315,624	—	3,315,624
Preferred Stocks	11,835,608	—	—	11,835,608
Convertible Preferred Stocks	6,530,499	—	—	6,530,499
Closed-End Mutual Funds	13,132,292	—	—	13,132,292
Collateral for Securities on Loan	—	1,275,800	—	1,275,800
Total	$31,498,399	$99,160,709	$—	$130,659,108

ICON Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$42,278,861	$—	$—	$42,278,861
Exchange Traded Funds	568,976	—	—	568,976
Collateral for Securities on Loan	—	261,978	—	261,978
Total	$42,847,837	$261,978	$—	$43,109,815

ICON Long/Short Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$19,595,465	$—	$—	$19,595,465
Exchange Traded Funds	277,100	—	—	277,100
Collateral for Securities on Loan	—	137,522	—	137,522
Total	$19,872,565	$137,522	$—	$20,010,087

ICON Opportunities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$17,157,276	$—	$—	$17,157,276
Exchange Traded Funds	232,256	—	—	232,256
Collateral for Securities on Loan	—	621,561	—	621,561
Total	$17,389,532	$621,561	$—	$18,011,093

ICON Risk-Managed Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$6,014,146	$—	$6,014,146
Asset-Backed Securities	—	236,830	—	236,830
U.S. Treasury Obligations	—	764,590	—	764,590
Common Stocks	17,741,673	—	—	17,741,673
Preferred Stocks	224,808	—	—	224,808
Closed-End Mutual Funds	2,022,124	—	—	2,022,124
Purchased Put Options	19,850	—	—	19,850
Total	$20,008,455	$7,015,566	$—	$27,024,021

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Credit Diversification tables for additional security details.

There were no Level 3 securities held in any of the Funds at March 31, 2019.

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ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at the NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Cash and Cash Equivalents

Idle cash may be swept into an overnight demand deposit account and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the six-months ended March 31, 2019 was limited to purchased options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. A Fund may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of its portfolio, to diversify its portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement an investment strategy through investments that may be more tax-efficient than a direct equity investment.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limiting gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase or sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

Semi-Annual Report | March 31, 2019	47

ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019, the Equity Income Fund and the Risk-Managed Balanced Fund engaged in purchased put option transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

ICON Equity Income Fund	Asset Derivatives		Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity Contracts (Purchased Options)	Investments, at value	$45,550	N/A	N/A
Total		$45,550		$—

ICON Risk-Managed Balanced Fund	Asset Derivatives		Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity Contracts (Purchased Options)	Investments, at value	$19,850	N/A	N/A
Total		$19,850		$—

ICON Equity Income Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on Investments and foreign currency translations/ Change in unrealized net appreciation/(depreciation) on Investments and foreign currency	$84,908	$(2,600)
Total		$84,908	$(2,600)

ICON Risk-Managed Balanced Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on Investments and foreign currency translations/ Change in unrealized net appreciation/(depreciation) on Investments and foreign currency	$1,501	$(36,269)
Total		$1,501	$(36,269)

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ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The average purchased option contracts during the six months ended March 31, 2019, was as follows:

ICON Equity Income Fund

Derivative Type	Unit of Measurement	Average Contracts+	Days Held
Purchased Options	Contracts	68	149

ICON Risk-Managed Balanced Fund

Derivative Type	Unit of Measurement	Average Contracts+	Days Held
Purchased Options	Contracts	9	104

+	The average is calculated based on the actual number of days with outstanding derivatives.

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Funds’ prime broker. The collateral required is determined daily by reference to the fair value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statements of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statements of Operations. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of and for the six months ended March 31, 2019, the Long/Short Fund did not engage in short selling.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Collateral is received in exchange for securities on loan in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by assets that generally exceed the value of the securities on loan. Collateral may consist of cash or securities issued or guaranteed by the United States government or its agencies or instrumentalities. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

The following is a summary of the Funds’ securities lending positions and related cash and non-cash collateral received as of March 31, 2019:

	Market Value of Securities on Loan	Market Value of Cash Collateral Received	Market Value of Non-Cash Collateral Received	Total Collateral Received	Excess Collateral
ICON Equity Income Fund	$2,084,672	$1,916,570	$215,900	$2,132,470	$47,798
ICON Flexible Bond Fund	2,888,385	1,275,800	1,678,072	2,953,872	65,487
ICON Fund	260,640	261,978	—	261,978	1,338
ICON Long/Short Fund	302,190	137,522	166,044	303,566	1,376
ICON Opportunities Fund	824,032	621,561	218,700	840,261	16,229
ICON Risk-Managed Balanced Fund	147,000	—	150,000	150,000	3,000

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

Semi-Annual Report | March 31, 2019	49

ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The Funds have elected to invest cash collateral received from lending in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedules of Investments. The Funds bear the risk of loss with respect to the investment of cash collateral. The State Street Navigator Securities Lending Government Money Market Portfolio is a Government Money Market Portfolio designed to provide continuous daily liquidity. Non-Cash collateral received consists of securities issued or guaranteed by the United States government or its agencies or instrumentalities with remaining maturities ranging from overnight to 30 years. Non-cash collateral is not disclosed on the Funds’ Schedules of Investments or their Statements of Assets and Liabilities as the Funds do not have the ability to re-hypothecate these securities. The net securities lending income earned by the Funds for the six months ended March 31, 2019, is included in the Statements of Operations.

Security loans consist of equity and corporate fixed income securities and generally do not have a stated maturity date. The Funds may recall a loaned security at any time.

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains. As of and during the six months ended March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Flexible Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

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ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are additional class level expenses for the six months ended March 31, 2019 that are included on the Statements of Operations:

Fund	Printing Fees*	Transfer Agent Fees*	Registration Fees
ICON Equity Income Fund
Class S	$2,435	$37,515	$8,039
Class C	631	9,368	5,505
Class A	532	6,327	6,204
ICON Flexible Bond Fund
Class S	2,159	37,062	11,643
Class C	308	2,551	5,264
Class A	134	2,602	4,007
ICON Fund
Class S	1,257	15,622	7,095
Class C	383	9,938	5,294
Class A	207	4,913	5,774
ICON Long/Short Fund
Class S	729	13,727	5,995
Class C	268	4,935	5,672
Class A	484	6,532	6,998
ICON Risk-Managed Balanced Fund
Class S	607	9,144	5,915
Class C	674	10,764	6,752
Class A	230	3,026	6,240

*	Printing and Transfer agent out of pocket fees are a Fund level expense.

Semi-Annual Report | March 31, 2019	51

ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of investments. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily net assets of the Flexible Bond Fund, 0.75% of average daily net assets of the Equity Income Fund, ICON Fund, Opportunities Fund and Risk-Managed Balanced Fund, and 0.85% of average daily net assets of the Long/Short Fund.

ICON Advisers has contractually agreed to limit the Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Fund	Class S	Class C	Class A
ICON Equity Income Fund	—	0.99%	1.99%	1.24%
ICON Flexible Bond Fund	—	0.75%	1.60%	1.00%
ICON Fund	—	1.25%	2.25%	1.50%
ICON Long/Short Fund	—	1.25%	2.30%	1.55%
ICON Opportunities Fund	1.30%	—	—	—
ICON Risk-Managed Balanced Fund	—	1.20%	2.20%	1.45%

The Funds’ expense limitations, excluding the Flexible Bond Fund Class A, all classes of the Equity Income Fund, all classes of the ICON Fund and the Opportunities Fund, will continue in effect until at least January 31, 2021. The expense limitations for the Flexible Bond Fund Class A, all classes of the Equity Income Fund, all classes of the ICON Fund and the Opportunities Fund, will continue in effect until at least January 31, 2020. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time these payments are proposed.

As of March 31, 2019, the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2019	Expires 2020	Expires 2021	Expires 2022
ICON Equity Income Fund	$16,960	$92,199	$146,948	$86,916
ICON Flexible Bond Fund	85,804	162,616	184,480	112,367
ICON Fund	14,487	16,031	9,658	10,954
ICON Long/Short Fund	33,774	66,063	54,396	40,039
ICON Opportunities Fund	2,957	3,673	11,238	17,177
ICON Risk-Managed Balanced Fund	28,242	53,919	45,213	32,559

Accounting, Custody and Transfer Agent Fees

ALPS Fund Services, Inc. (“ALPS”) serves as the fund accounting agent for the Trust. For its services, the Trust pays ALPS a fee, that is calculated daily and paid monthly, which is the greater of an annual rate based on the aggregate average daily net assets of the Trust or a contractual minimum annual fee.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

ALPS is the Trust’s transfer agent. For these services, the Trust pays an annual fee plus annual base fee per Fund, per account fees and out-of- pocket expenses.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the six months ended March 31, 2019, each Fund’s payment for administrative services to ICON Advisers is included on the Statements of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment,

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ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement, with ALPS, under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee, that is calculated daily and paid monthly, which is the greater of an annual rate based on the aggregate average daily net assets of the Trust or a contractual minimum annual fee.

Distribution Fees

ICON Distributors, Inc. (“IDI” or “Distributor”), a wholly-owned subsidiary of ICON Management and Research and affiliate of ICON Advisers, Inc., serves the Trust as Distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate or reimburse the Distributor for the sale and distribution of shares and for other shareholder services. The Flexible Bond Fund Class C shareholders pay an annual distribution fee of 0.85% of average daily net assets and Class A shareholders pay an annual distribution fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual distribution fee of 1.00% of average daily net assets for Class C shares and an annual distribution fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution fee for Class S shares or the ICON Opportunities Fund. The total amount paid by each Fund under the 12b-1 Plan is shown on the Statements of Operations.

Class A Shares are subject to an initial sales charge and the public offering price of Class A shares equals net asset value plus the applicable sales charge, which is a maximum of 5.75% (4.75% for Class A shares of the ICON Flexible Bond Fund). For the six months ended March 31, 2019, IDI collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries, as follows:

Fund	Sales Charges Collected
ICON Equity Income Fund Class A	$3,859
ICON Flexible Bond Fund Class A	4,665
ICON Fund Class A	825
ICON Long/Short Fund Class A	1,334
ICON Risk-Managed Balanced Fund Class A	115

In addition, IDI receives a contingent deferred sales charge of 1.00% of the purchase price on redemptions of Class C shares made within one year following the date of purchase. A 1.00% contingent deferred sales charge may also apply to certain redemptions of Class A shares made within one year following the purchase of $1 million or more without an initial sales charge. For the six months ended March 31, 2019, IDI collected the following contingent deferred sales charges:

Fund	Contingent Deferred Sales Charges Collected
ICON Equity Income Fund Class C	$129
ICON Fund Class C	162
ICON Long/Short Fund Class C	282
ICON Risk-Managed Balanced Fund Class C	335

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust pays a portion of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the six months ended March 31, 2019, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board reviews and approves such reimbursements. For the six months ended March 31, 2019, the total related amounts accrued by the Funds under this arrangement was $1,837 and is included in Other Expenses on the Statements of Operations.

The Flexible Bond Fund engaged in two cross trade transactions during the six months ended March 31, 2019, pursuant to Rule 17a-7 under the 1940 Act. The first cross trade was between the Flexible Bond Fund and the Equity Income Fund on January 15, 2019. The second cross trade was between the Flexible Bond Fund and a separate investment portfolio that is sub-advised by ICON Advisers on February 21, 2019. Generally, cross trading is the buying or selling of portfolio securities between funds or investment portfolios to which the Adviser serves as the investment adviser or sub-adviser. The Board previously adopted procedures that apply to transactions between the Funds and its affiliates pursuant to Rule 17a-7. At

Semi-Annual Report | March 31, 2019	53

ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Funds’ procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund.

Transactions related to cross trades during the six months ended March 31, 2019 were as follows:

Fund	Transaction	Date	Security	Shares	Execution Price	Realized Gain/(Loss)
ICON Equity Income Fund	Sale	January 15, 2019	Equity Commonwealth	10,000.00	$25.60	$(3,721)
			6.5% Perpetual Pfd
ICON Flexible Bond Fund	Purchase	January 15, 2019	Equity Commonwealth	10,000.00	25.60	$—
			6.5% Perpetual Pfd
ICON Flexible Bond Fund	Purchase	February 21, 2019	Argo Group US, Inc.	10,000.00	25.50	$—
			6.5% 9/15/42 Pfd

4. BORROWINGS

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $30 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The interest rate as of March 31, 2019 was 3.74%. The Line of Credit agreement/arrangement expires on March 17, 2020.

As of March 31, 2019, the Flexible Bond Fund had an outstanding borrowing in the amount of $242,456.

For the six months ended March 31, 2019, the average outstanding loan by Fund was as follows:

Fund	Maximum Borrowing (10/01/18 - 03/31/19)	Average Borrowing (10/01/18 - 03/31/19)^	Average Interest Rates (10/01/18 - 03/31/19)^
ICON Equity Income Fund*	$529,450	$203,639	3.71%
ICON Flexible Bond Fund	811,248	204,815	3.71%
ICON Fund*	338,117	85,078	3.66%
ICON Long/Short Fund*	2,859,202	299,118	3.69%
ICON Opportunities Fund*	421,781	108,101	3.65%

*	There were no outstanding borrowings under this agreement/arrangement as of March 31, 2019.

^	The average is calculated based on the actual number of days with outstanding borrowings.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding securities sold short, short-term securities and written options contracts) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long Term U.S. Government Obligations	Proceeds from Sales of Long Term U.S. Government Obligations
ICON Equity Income Fund	$67,636,905	$65,089,089	$—	$—
ICON Flexible Bond Fund	91,476,191	57,104,640	8,648,711	17,073,406
ICON Fund	9,906,175	14,003,493	—	—
ICON Long/Short Fund	3,648,190	10,745,221	—	—
ICON Opportunities Fund	5,654,474	7,022,341	—	—
ICON Risk-Managed Balanced Fund	7,594,341	10,058,504	1,473,546	1,740,125

54	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

6. FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are primarily due to differing treatments for items such as deferrals of wash sale losses, expiring capital losses, net investment losses, trust preferred securities, and mark to market of options held.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a Fund may be carried over indefinitely.

During the year ended September 30, 2018, the utilized/expired capital loss carryforwards were as follows:

Fund	Expired Amount	Utilized Amount
ICON Equity Income Fund	12,597,872	$3,128,718
ICON Fund	15,390,374	3,356,674
ICON Long/Short Fund	19,033,318	1,840,083
ICON Risk-Managed Balanced Fund	11,050,333	796,953

The following Funds elect to defer to the period ending September 30, 2019, late year ordinary losses:

Fund	Ordinary Losses Recognized
ICON Fund	$165,336
ICON Long/Short Fund	153,973
ICON Opportunities Fund	126,296

The capital losses with no expiration were as follows:

Fund	Short-Term	Long-Term
ICON Flexible Bond Fund	$1,399,638	$1,626,723

For the year ended September 30, 2018, the following reclassifications were made, which had no impact on results of operations or net assets.

Fund	Paid-in Capital	Total Distributable Earnings
ICON Equity Income Fund	$(12,597,873)	$12,597,873
ICON Fund	(15,607,588)	15,607,588
ICON Long/Short Fund	(19,121,113)	19,121,113
ICON Opportunities Fund	(143,874)	143,874
ICON Risk-Managed Balanced Fund	(11,058,642)	11,058,642

For ICON Fund, Long/Short Fund and Opportunities Fund included in the amounts for reclassified were a net operating loss offset to paid in capital of $217,214, $87,795 and $143,874.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2018, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
ICON Equity Income Fund	$2,315,668	$—
ICON Flexible Bond Fund	3,390,436	—
ICON Opportunities Fund	—	307,810
ICON Risk-Managed Balanced Fund	166,410	—

Semi-Annual Report | March 31, 2019	55

ICON Diversified Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Gains/ (Losses)	Other Cumulative Effect of Timing Differences	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
ICON Equity Income Fund	$117,828	$—	$—	$4,492,393	$4,610,221
ICON Flexible Bond Fund	186,954	(3,026,361)	—	(1,160,114)	(3,999,521)
ICON Fund	—	—	(165,336)	13,182,665	13,017,329
ICON Long/Short Fund	—	—	(153,973)	5,635,695	5,481,722
ICON Opportunities Fund	—	3,484,207	(126,296)	2,747,970	6,105,881
ICON Risk-Managed Balanced Fund	9,941	—	—	2,803,341	2,813,282

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax treatment of tax deferral of losses on wash sales.

As of March 31, 2019, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)*	Cost of Investments for Income Tax Purposes
ICON Equity Income Fund	$3,902,804	$(2,458,215)	$1,444,589	$79,194,595
ICON Flexible Bond Fund	1,053,515	(419,187)	634,328	130,024,780
ICON Fund	9,337,587	(899,918)	8,437,669	34,672,146
ICON Long/Short Fund	3,804,807	(794,609)	3,010,198	16,999,889
ICON Opportunities Fund	1,912,803	(1,999,820)	(87,017)	18,098,110
ICON Risk-Managed Balanced Fund	2,673,470	(1,358,408)	1,315,062	25,708,959

*	This balance includes appreciation/(depreciation) of foreign currency.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The Funds have adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of January 1, 2019, the amortized cost basis of investments in the Equity Income Fund was reduced by $26,513 and unrealized appreciation of investments was increased by $26,513, the amortized cost basis of investments in the Flexible Income Fund was reduced by $508,011 and unrealized appreciation of investments was increased by $508,011 and the amortized cost basis of investments in the Risk-Managed Balanced Fund was reduced by $34,982 and unrealized appreciation of investments was increased by $34,982. The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management has eliminated and modified disclosures and is currently evaluating the impact of the remaining ASU.

8. SUBSEQUENT EVENT

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of issuance of the Funds’ financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

56	www.iconfunds.com

ICON Diversified Funds	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the sixmonth period and held for the six-month period (10/01/18 – 03/31/19).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expense Ratio(a)	Expenses Paid During period October 1, 2018 - March 31, 2019(b)
ICON Equity Income Fund
Class S
Actual	$1,000.00	$994.70	0.99%	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	0.99%	$4.99
Class C
Actual	$1,000.00	$989.70	1.99%	$9.87
Hypothetical (5% return before expenses)	$1,000.00	$1,015.01	1.99%	$10.00
Class A
Actual	$1,000.00	$993.40	1.24%	$6.16
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	1.24%	$6.24

ICON Flexible Bond Fund
Class S
Actual	$1,000.00	$1,029.10	0.75%	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
Class C
Actual	$1,000.00	$1,024.80	1.60%	$8.08
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.60%	$8.05
Class A
Actual	$1,000.00	$1,029.00	1.00%	$5.06
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	1.00%	$5.04

Semi-Annual Report | March 31, 2019	57

ICON Diversified Funds	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expense Ratio(a)	Expenses Paid During period October 1, 2018 - March 31, 2019(b)
ICON Fund
Class S
Actual	$1,000.00	$955.30	1.21%	$5.90
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	1.21%	$6.09
Class C
Actual	$1,000.00	$950.60	2.25%	$10.94
Hypothetical (5% return before expenses)	$1,000.00	$1,013.71	2.25%	$11.30
Class A
Actual	$1,000.00	$953.90	1.50%	$7.31
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	1.50%	$7.54

ICON Long/Short Fund
Class S
Actual	$1,000.00	$964.70	1.27%	$6.22
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.27%	$6.39
Class C
Actual	$1,000.00	$959.90	2.32%	$11.34
Hypothetical (5% return before expenses)	$1,000.00	$1,013.36	2.32%	$11.65
Class A
Actual	$1,000.00	$963.80	1.57%	$7.69
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	1.57%	$7.90

ICON Opportunities Fund
Actual	$1,000.00	$891.20	1.30%	$6.13
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	1.30%	$6.54

ICON Risk-Managed Balanced Fund
Class S
Actual	$1,000.00	$962.00	1.20%	$5.87
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	1.20%	$6.04
Class C
Actual	$1,000.00	$956.80	2.20%	$10.73
Hypothetical (5% return before expenses)	$1,000.00	$1,013.96	2.20%	$11.05
Class A
Actual	$1,000.00	$960.30	1.45%	$7.09
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	1.45%	$7.29

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182/365 (to reflect the half-year period).

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

58	www.iconfunds.com

ICON Diversified Funds	Additional Information

March 31, 2019 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

Semi-Annual Report | March 31, 2019	59

ICON Diversified Funds	Privacy Policy

March 31, 2019 (Unaudited)

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number and account balances

●     income and transaction history

●     checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

60	www.iconfunds.com

ICON Diversified Funds	Privacy Policy

March 31, 2019 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

●      open an account or enter into an investment advisory contract

●      provide account information or give us your contact information

●      make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●      sharing for affiliates’ everyday business purposes — information about your creditworthiness

●      affiliates from using your information to market to you

●      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●      Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●      Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● ICON doesn’t jointly market

Semi-Annual Report | March 31, 2019	61

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, Suite 1200
Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

SEMI-ANNUAL REPORT March 31, 2019

International Funds

ICON Emerging Markets Fund (ICARX, IPCAX)
ICON International Equity Fund (ICNEX, IIQCX, IIQAX)

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

Beginning on January 1, 2021, ICON will no longer send paper copies of the Funds’ annual and semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and given a website address of where to access the report.

If you have already opted to receive e-delivery, this change will not affect you and you do not need to take any action. At any time, shareholders who invest directly in the ICON Funds may generally elect to receive reports or other communications electronically by enrolling at www.iconfunds.com or calling 1-800-764-0442 or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with ICON, please call 1-800-764-0442. If you are a retirement plan sponsor or invest in the ICON Funds through a financial intermediary, please contact your representative or financial intermediary. Your election to receive reports as a paper copy will apply to all ICON Funds held in your account. Your election can be changed at any time in the future.

1-800-764-0442	●	www.iconfunds.com

ICON International Funds	About This Report

March 31, 2019 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2019, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Emerging Markets Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (92.70%)
Cable & Satellite (0.03%)
MultiChoice Group, Ltd.(a)	2,000	$16,730

Commodity Chemicals (2.68%)
Indorama Ventures PCL	190,000	298,308
Kumho Petrochemical Co., Ltd.	3,000	252,102
Mexichem SAB de CV	262,246	626,896
PTT Global Chemical PCL	140,000	297,350
		1,474,656
Construction Materials (2.55%)
China Resources Cement Holdings, Ltd.	454,000	470,390
West China Cement, Ltd.	7,000,000	929,477
		1,399,867
Diversified Banks (20.37%)
Agricultural Bank of China, Ltd., Class H	3,364,000	1,555,056
Akbank T.A.S.(a)	250,000	284,658
Bank of China, Ltd., Class H	3,462,000	1,573,376
Bank of Georgia Group PLC	20,000	430,989
China Construction Bank Corp., Class H	1,750,000	1,502,145
Grupo Financiero Banorte SAB de CV, Class O	194,108	1,054,530
Industrial & Commercial Bank of China, Ltd., Class H	1,052,000	772,573
Industrial Bank of Korea	52,000	643,854
OTP Bank Nyrt	18,000	793,545
Sberbank of Russia PJSC, Sponsored ADR	88,000	1,159,840
Shinhan Financial Group Co., Ltd.	28,000	1,039,702
Turkiye Garanti Bankasi AS	260,000	391,135
		11,201,403
Diversified Real Estate Activity (1.18%)
Ayala Land, Inc.	760,000	650,313

Electric Utilities (3.76%)
Enel Americas SA	2,200,000	391,115
Kansai Electric Power Co., Inc.	54,000	796,344
Power Grid Corp. of India, Ltd.	308,000	879,891
		2,067,350
Gas Utilities (5.08%)
Beijing Enterprises Holdings, Ltd.	190,000	1,078,899
GAIL India, Ltd.	233,000	1,170,080
Rubis SCA	10,000	545,886
		2,794,865
Independent Power Producers & Energy Traders (2.37%)
Aboitiz Power Corp.	642,000	433,147
Electricity Generating PCL	94,000	865,654
		1,298,801
Industrial Machinery (2.11%)
China Conch Venture Holdings, Ltd.	324,000	1,160,204

Integrated Oil & Gas (11.22%)
Gazprom PJSC, Sponsored ADR	346,000	1,563,138
LUKOIL PJSC, Sponsored ADR	13,800	1,233,858
	Shares or Principal Amount	Value
Integrated Oil & Gas (continued)
MOL Hungarian Oil & Gas PLC	106,000	$1,215,565
Oil & Natural Gas Corp., Ltd.	326,000	751,835
Rosneft Oil Co. PJSC, GDR	222,000	1,395,336
		6,159,732
Interactive Media & Services (5.61%)
Momo, Inc., Sponsored ADR(a)	14,000	535,360
Tencent Holdings, Ltd.	43,545	2,002,539
YY, Inc., ADR(a)	6,500	546,065
		3,083,964
Internet & Direct Marketing Retail (3.51%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)(b)	8,000	1,459,600
Naspers, Ltd., Class N	2,000	466,083
		1,925,683
IT Consulting & Other Services (3.07%)
HCL Technologies, Ltd.	57,657	905,859
Infosys, Ltd.	72,488	777,940
		1,683,799
Life & Health Insurance (0.84%)
Samsung Life Insurance Co., Ltd.	6,200	459,531

Oil & Gas Exploration & Production (7.00%)
CNOOC, Ltd.	1,017,000	1,894,346
Diamondback Energy, Inc.	7,296	740,763
EOG Resources, Inc.	5,200	494,936
Pioneer Natural Resources Co.	4,700	715,716
		3,845,761
Oil & Gas Refining & Marketing (4.11%)
Motor Oil Hellas Corinth Refineries SA	21,000	487,625
Petron Corp.	4,000,000	494,382
SK Innovation Co., Ltd.	5,500	870,065
Tupras Turkiye Petrol Rafinerileri AS	18,000	403,704
		2,255,776
Oil & Gas Storage & Transportation (2.18%)
Kunlun Energy Co., Ltd.	850,000	889,764
Petronet LNG, Ltd.	85,000	308,539
		1,198,303
Paper Packaging (0.43%)
DS Smith PLC	54,000	236,560

Paper Products (1.05%)
Mondi PLC	26,000	575,721

Real Estate Development (2.14%)
LSR Group PJSC, GDR	200,000	400,587
Megaworld Corp.	7,023,000	775,812
		1,176,399
Regional Banks (3.72%)
DGB Financial Group, Inc.	127,000	914,847
Regional SAB de CV	223,800	1,127,287
		2,042,134

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	3

ICON Emerging Markets Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Renewable Electricity (1.88%)
China Everbright Greentech, Ltd.	1,299,792	$1,033,324

Semiconductors (0.73%)
Taiwan Semiconductor Manufacturing Co., Ltd.	50,000	400,453

Steel (0.81%)
POSCO	2,000	446,600

Technology Hardware, Storage & Peripherals (0.54%)
Samsung Electronics Co., Ltd.	7,500	295,822

Water Utilities (1.89%)
Beijing Enterprises Water Group, Ltd.	682,000	421,897
TTW PCL	1,599,400	614,863
		1,036,760
Wireless Telecommunication Services (1.84%)
China Mobile, Ltd.	39,000	397,969
TIM Participacoes SA	202,000	612,911
		1,010,880

Total Common Stocks (Cost $49,864,529)		50,931,391

Preferred Stocks (2.73%)
Integrated Oil & Gas (1.58%)
Petroleo Brasileiro SA	122,000	867,167

Integrated Telecommunication Services (1.15%)
Telefonica Brasil SA	52,000	630,850

Total Preferred Stocks (Cost $1,415,292)		1,498,017

Total Investments (95.43%) (Cost $51,279,821)		$52,429,408

Other Assets Less Liabilities (4.57%)		2,511,495

Net Assets (100.00%)		$54,940,903

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2019.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Country Composition (March 31, 2019) (Unaudited)

China	25.35%
Russia	10.48%
South Korea	8.96%
India	8.73%
Hong Kong	7.81%
Mexico	5.11%
Philippines	4.28%
Brazil	3.85%
Thailand	3.78%
Hungary	3.65%
United States	3.55%
Turkey	1.97%
United Kingdom	1.48%
Japan	1.45%
France	0.99%
Greece	0.89%
South Africa	0.88%
Georgia	0.78%
Taiwan	0.73%
Chile	0.71%
95.43%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Sector Composition (March 31, 2019) (Unaudited)

Energy	26.09%
Financials	24.93%
Utilities	14.98%
Communication Services	8.63%
Materials	7.52%
Information Technology	4.34%
Consumer Discretionary	3.51%
Real Estate	3.32%
Industrials	2.11%
95.43%

Percentages are based upon common and preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

4	www.iconfunds.com

ICON Emerging Markets Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Industry Composition (March 31, 2019) (Unaudited)

Diversified Banks	20.37%
Integrated Oil & Gas	12.80%
Oil & Gas Exploration & Production	7.00%
Interactive Media & Services	5.61%
Gas Utilities	5.08%
Oil & Gas Refining & Marketing	4.11%
Electric Utilities	3.76%
Regional Banks	3.72%
Internet & Direct Marketing Retail	3.51%
IT Consulting & Other Services	3.07%
Commodity Chemicals	2.68%
Construction Materials	2.55%
Independent Power Producers & Energy Traders	2.37%
Oil & Gas Storage & Transportation	2.18%
Real Estate Development	2.14%
Industrial Machinery	2.11%
Water Utilities	1.89%
Renewable Electricity	1.88%
Wireless Telecommunication Services	1.84%
Diversified Real Estate Activity	1.18%
Integrated Telecommunication Services	1.15%
Paper Products	1.05%
Other Industries (each less than 1%)	3.38%
95.43%

Percentages are based upon common and preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	5

ICON International Equity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (91.73%)
Aerospace & Defense (1.30%)
Airbus SE	3,500	$463,877

Application Software (0.64%)
Open Text Corp.	6,000	230,374

Biotechnology (0.53%)
Alexion Pharmaceuticals, Inc.(a)	1,400	189,252

Building Products (0.80%)
Tyman PLC	90,264	284,506

Commodity Chemicals (2.46%)
Indorama Ventures PCL	100,000	157,004
Kumho Petrochemical Co., Ltd.	2,400	201,681
Mexichem SAB de CV	129,654	309,937
PTT Global Chemical PCL	100,000	212,393
		881,015
Construction Materials (0.88%)
West China Cement, Ltd.	2,380,000	316,022

Diversified Banks (14.40%)
ABN AMRO Group NV	7,200	162,321
Agricultural Bank of China, Ltd., Class H	500,000	231,132
Banco Santander SA	115,000	534,006
Bank of China, Ltd., Class H	1,060,000	481,738
BNP Paribas SA	6,200	295,047
DNB ASA	7,700	141,832
Grupo Financiero Banorte SAB de CV, Class O	25,591	139,028
HSBC Holdings PLC	35,000	284,405
ING Groep NV	19,600	237,499
KB Financial Group, Inc.	2,700	99,906
Lloyds Banking Group PLC	286,000	231,711
OTP Bank Nyrt	8,000	352,687
Oversea-Chinese Banking Corp., Ltd.	48,000	392,428
Sberbank of Russia PJSC, Sponsored ADR	42,000	553,560
Shinhan Financial Group Co., Ltd.	3,200	118,823
Toronto-Dominion Bank	6,100	331,030
UniCredit SpA	43,584	559,858
		5,147,011
Diversified Chemicals (1.71%)
BASF SE	5,000	368,734
Mitsubishi Chemical Holdings Corp.	17,000	120,064
Sumitomo Chemical Co., Ltd.(b)	26,000	121,376
		610,174
Electric Utilities (5.54%)
CK Infrastructure Holdings, Ltd.	74,000	607,386
Enel SpA	101,600	651,033
Iberdrola SA	41,800	366,994
Kansai Electric Power Co., Inc.	24,000	353,931
		1,979,344
	Shares or Principal Amount	Value
Fertilizers & Agricultural Chemicals (0.80%)
Nutrien, Ltd.	5,400	$284,800

Gas Utilities (2.09%)
Beijing Enterprises Holdings, Ltd.	42,000	238,494
GAIL India, Ltd.	57,400	288,251
Rubis SCA	4,000	218,354
		745,099
Independent Power Producers & Energy Traders (2.72%)
Aboitiz Power Corp.	290,000	195,658
Electric Power Development Co., Ltd.	12,200	297,502
Electricity Generating PCL	52,000	478,872
		972,032
Industrial Machinery (0.50%)
China Conch Venture Holdings, Ltd.	50,000	179,044

Integrated Oil & Gas (11.27%)
BP PLC	65,000	471,996
Eni SpA	21,000	371,039
Gazprom PJSC, Sponsored ADR	33,000	149,085
LUKOIL PJSC, Sponsored ADR	2,400	214,584
MOL Hungarian Oil & Gas PLC	31,600	362,376
Oil & Natural Gas Corp., Ltd.	85,000	196,031
Repsol SA	19,400	331,901
Rosneft Oil Co. PJSC, GDR	75,700	475,797
Royal Dutch Shell PLC, Class B	27,000	853,351
TOTAL SA(b)	10,800	601,013
		4,027,173
Interactive Media & Services (1.74%)
Momo, Inc., Sponsored ADR(a)	3,200	122,368
Tencent Holdings, Ltd.	10,900	501,267
		623,635
Internet & Direct Marketing Retail (0.76%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)(b)	1,500	273,675

Life & Health Insurance (1.16%)
NN Group NV	5,986	249,056
Prudential PLC	8,200	164,373
		413,429
Multi-line Insurance (7.07%)
Allianz SE	4,500	1,002,815
Assicurazioni Generali SpA	28,300	524,697
Aviva PLC	77,000	414,062
AXA SA	23,200	583,501
		2,525,075
Multi-Utilities (2.76%)
E.ON SE	34,000	378,360
Engie SA	17,000	253,518
National Grid PLC	31,800	352,991
		984,869
Oil & Gas Exploration & Production (6.36%)
CNOOC, Ltd.	287,000	534,589
Diamondback Energy, Inc.	7,609	772,542

The accompanying notes are an integral part of the financial statements.

6	www.iconfunds.com

ICON International Equity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Oil & Gas Exploration & Production (continued)
Encana Corp., (ECA)	37,940	$274,686
Encana Corp., (ECA:CN)	35,100	254,251
Parsley Energy, Inc., Class A(a)	11,530	222,529
Pioneer Natural Resources Co.	1,400	213,192
		2,271,789
Oil & Gas Refining & Marketing (3.32%)
JXTG Holdings, Inc.	134,000	611,702
Petron Corp.	1,580,000	195,281
SK Innovation Co., Ltd.	2,400	379,665
		1,186,648
Oil & Gas Storage & Transportation (0.71%)
Kunlun Energy Co., Ltd.	244,000	255,415

Other Diversified Financial Services (1.04%)
ORIX Corp.	26,000	373,558

Packaged Foods & Meats (1.49%)
Danone SA	6,900	531,307

Paper Packaging (2.88%)
DS Smith PLC	117,300	513,861
Rengo Co., Ltd.	55,000	516,650
		1,030,511
Paper Products (3.59%)
Mondi PLC	38,000	841,439
Oji Holdings Corp.	71,000	441,822
		1,283,261
Pharmaceuticals (1.71%)
GlaxoSmithKline PLC	9,400	195,293
Roche Holding AG	1,000	275,555
Takeda Pharmaceutical Co., Ltd.	3,400	139,238
		610,086
Real Estate Development (1.25%)
Daiwa House Industry Co., Ltd.	14,000	445,867

Regional Banks (1.70%)
DGB Financial Group, Inc.	38,000	273,734
Regional SAB de CV	66,000	332,444
		606,178
Renewable Electricity (0.94%)
China Everbright Greentech, Ltd.	423,009	336,289

Specialty Chemicals (2.26%)
Borregaard ASA	19,128	189,625
Covestro AG(c)	4,500	248,271
Shin-Etsu Chemical Co., Ltd.	4,400	370,255
		808,151
Tobacco (1.48%)
British American Tobacco PLC	12,700	529,817

Trading Companies & Distributors (1.36%)
Ashtead Group PLC	20,100	485,910
	Shares or Principal Amount	Value
Wireless Telecommunication Services (2.51%)
SoftBank Group Corp.	9,200	$896,786

Total Common Stocks (Cost $35,766,598)		32,781,979

Preferred Stocks (0.64%)
Integrated Oil & Gas (0.64%)
Petroleo Brasileiro SA	32,300	229,586

Total Preferred Stocks (Cost $166,032)		229,586

Collateral for Securities on Loan (0.02%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.46%	8,467	8,467

Total Collateral for Securities on Loan (Cost $8,467)		8,467

Total Investments (92.39%) (Cost $35,941,097)		$33,020,032

Other Assets Less Liabilities (7.61%)		2,718,834

Net Assets (100.00%)		$35,738,866

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2019.

(c)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2019, these securities had a total aggregate market value of $248,271.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	7

ICON International Equity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Country Composition (March 31, 2019) (Unaudited)

United Kingdom	15.74%
Japan	13.12%
France	8.24%
China	7.38%
Italy	5.90%
Germany	5.59%
Hong Kong	4.02%
United States	3.91%
Russia	3.90%
Canada	3.85%
Spain	3.45%
South Korea	3.00%
Thailand	2.37%
Mexico	2.19%
Hungary	2.00%
Netherlands	1.81%
India	1.36%
Singapore	1.10%
Philippines	1.10%
Norway	0.93%
Switzerland	0.77%
Brazil	0.64%
92.37%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Sector Composition (March 31, 2019) (Unaudited)

Financials	25.37%
Energy	22.30%
Materials	14.58%
Utilities	14.05%
Communication Services	4.25%
Industrials	3.96%
Consumer Staples	2.97%
Health Care	2.24%
Real Estate	1.25%
Consumer Discretionary	0.76%
Information Technology	0.64%
92.37%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Diversified Banks	14.40%
Integrated Oil & Gas	11.91%
Multi-line Insurance	7.07%
Oil & Gas Exploration & Production	6.36%
Electric Utilities	5.54%
Paper Products	3.59%
Oil & Gas Refining & Marketing	3.32%
Paper Packaging	2.88%
Multi-Utilities	2.76%
Independent Power Producers & Energy Traders	2.72%
Wireless Telecommunication Services	2.51%
Commodity Chemicals	2.46%
Specialty Chemicals	2.26%
Gas Utilities	2.09%
Interactive Media & Services	1.74%
Diversified Chemicals	1.71%
Pharmaceuticals	1.71%
Regional Banks	1.70%
Packaged Foods & Meats	1.49%
Tobacco	1.48%
Trading Companies & Distributors	1.36%
Aerospace & Defense	1.30%
Diversified Real Estate Activities	1.25%
Life & Health Insurance	1.16%
Other Diversified Financial Services	1.04%
Other Industries (each less than 1%)	6.56%
92.37%

Percentages are based upon common and preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

8	www.iconfunds.com

ICON International Funds	Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	ICON Emerging Markets Fund	ICON International Equity Fund
Assets
Investments, at cost	$51,279,821	$35,941,097
Investments, at value(a)	52,429,408	33,020,032
Cash and cash equivalents	1,760,457	3,101,022
Foreign currency, at value (Cost $584,313 and $32,860, respectively)	581,659	33,122
Receivables:
Fund shares sold	69,924	2,884
Expense reimbursements due from Adviser	25,773	16,008
Interest	608	809
Dividends	301,069	151,475
Foreign tax reclaims	—	53,405
Other assets	18,203	20,327
Total assets	55,187,101	36,399,084

Liabilities
Payables:
Payable for collateral received on securities loaned	—	8,467
Investments purchased	—	531,885
Capital gains tax	53,311	—
Fund shares redeemed	64,608	31,578
Advisory fees	46,998	30,684
Transfer agent fees	36,279	13,164
Fund accounting fees	12,461	16,448
Accrued distribution fees	528	1,544
Trustee fees and expenses	2,670	1,784
Administration fees	2,350	1,534
Accrued expenses	26,993	23,130
Total liabilities	246,198	660,218
Net Assets - all share classes	$54,940,903	$35,738,866
Net Assets - Class S	$52,479,414	$32,958,695
Net Assets - Class C	$—	$1,469,887
Net Assets - Class A	$2,461,489	$1,310,284

Net Assets Consists of
Paid-in capital	$54,468,219	$47,901,143
Total distributable earnings	472,684	(12,162,277)
Net Assets	$54,940,903	$35,738,866

Shares outstanding (unlimited shares authorized, no par value)
Class S	3,383,791	2,802,106
Class C	—	143,495
Class A	159,418	113,861
Net asset value (offering and redemption price per share)
Class S	$15.51	$11.76
Class C	$—	$10.24
Class A	$15.44	$11.51
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$16.38	$12.21

(a) Includes securities on loan of	$1,459,600	$305,719

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	9

ICON International Funds	Statements of Operations

Period Ended March 31, 2019 (Unaudited)

	ICON Emerging Markets Fund	ICON International Equity Fund
Investment Income
Dividends	594,558	383,287
Foreign taxes withheld	(64,415)	(36,218)
Income from securities lending, net	406	2,696
Total investment income	530,549	349,765

Expenses
Advisory fees	265,502	185,388
Administration fees	13,275	9,269
Transfer agent fees	77,389	28,176
Distribution fees:
Class C	—	7,878
Class A	6,837	1,610
Registration fees	15,653	17,021
Audit and tax service expense	10,960	10,961
Fund accounting fees	22,579	26,033
Trustee fees and expenses	9,367	6,657
Insurance expense	3,048	2,322
Custody fees	19,949	11,818
Printing fees	8,824	4,893
Interest expense	1,042	—
Other expenses	17,289	16,231
Total expenses before expense reimbursement	471,714	328,257
Expense reimbursement by Adviser due to expense limitation agreement	(52,354)	(31,878)
Net Expenses	419,360	296,379
Net Investment Income/(Loss)	111,189	53,386

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments and foreign currency translations	(560,126)	(2,013,933)
	(560,126)	(2,013,933)
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(627,057)	(1,381,052)
Capital gains tax	52,785	10,312
	(574,272)	(1,370,740)
Net realized and unrealized gain/(loss)	(1,134,398)	(3,384,673)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(1,023,209)	$(3,331,287)

The accompanying notes are an integral part of the financial statements.

10	www.iconfunds.com

ICON International Funds	Statements of Changes in Net Assets

	ICON Emerging Markets Fund		ICON International Equity Fund
	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations
Net investment income/(loss)	$111,189	$1,155,711	$53,386	$709,879
Net realized gain/(loss)	(560,126)	257,464	(2,013,933)	592,186
Change in net unrealized appreciation/(depreciation)	(574,272)	(146,633)	(1,370,740)	(2,455,976)
Net increase/(decrease) in net assets resulting from operations	(1,023,209)	1,266,542	(3,331,287)	(1,153,911)

Total Dividends and Distributions to Shareholders
Class S	(1,423,899)	(100,052)	(484,585)	—
Class C	—	—	(22,016)	—
Class A	(158,692)	(478)	(18,087)	—
Net decrease from dividends and distributions	(1,582,591)	(100,530)	(524,688)	—

Fund Share Transactions
Shares sold
Class S	13,174,914	21,485,982	1,043,315	7,643,709
Class C	—	—	101,287	176,801
Class A	2,735,678	3,063,930	39,329	82,833
Reinvested dividends and distributions
Class S	1,374,068	95,422	477,537	—
Class C	—	—	21,671	—
Class A	142,269	424	15,393	—
Shares repurchased
Class S	(10,611,468)	(23,337,380)	(5,106,464)	(11,643,496)
Class C	—	—	(413,956)	(664,995)
Class A	(6,601,578)	(9,861,188)	(79,453)	(849,184)
Net increase/(decrease) from fund share transactions	213,883	(8,552,810)	(3,901,341)	(5,254,332)

Total net decrease in net assets	(2,391,917)	(7,386,798)	(7,757,316)	(6,408,243)

Net Assets
Beginning of period	57,332,820	64,719,618	43,496,182	49,904,425
End of period	$54,940,903	$57,332,820	$35,738,866	$43,496,182

Transactions in Fund Shares
Shares sold
Class S	860,446	1,282,140	91,942	564,142
Class C	—	—	10,433	15,057
Class A	176,913	184,221	3,439	6,230
Issued to shareholders in reinvestment of distributions
Class S	97,521	5,942	44,881	—
Class C	—	—	2,333	—
Class A	10,133	26	1,479	—
Shares repurchased
Class S	(711,670)	(1,410,257)	(444,246)	(882,846)
Class C	—	—	(40,768)	(56,962)
Class A	(427,899)	(601,142)	(7,138)	(66,078)
Net increase/(decrease)	5,444	(539,070)	(337,645)	(420,457)
Shares outstanding, beginning of period	3,537,765	4,076,835	3,397,107	3,817,564
Shares outstanding, end of period	3,543,209	3,537,765	3,059,462	3,397,107

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	11

ICON Emerging Markets Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of period	$16.22		$15.90		$14.28		$12.95		$13.72		$13.51
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.04		0.31		0.07		(0.00	)(b)	(0.03)		(0.03)
Net realized and unrealized gains/(losses) on investments	(0.28)		0.04		1.55		1.33		(0.74)		0.27
Total from investment operations	(0.24)		0.35		1.62		1.33		(0.77)		0.24

Less dividends and distributions:
Dividends from net investment income	(0.31)		(0.03)		—		—		—		(0.03)
Distributions from net realized gains	(0.16)		—		—		—		—		—
Total dividends and distributions	(0.47)		(0.03)		—		—		—		(0.03)

Net asset value, end of period	$15.51		$16.22		$15.90		$14.28		$12.95		$13.72

Total Return	(1.21	)%(c)	2.21%		11.34%		10.27%		(5.61)%		1.78%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$52,479		$50,897		$51,833		$45,786		$16,123		$8,942

Ratio of expenses to average net assets
Before expense limitation	1.73	%(d)	1.61%		1.72%		1.85%		2.44%		2.11%
After expense limitation	1.55	%(d)(e)	1.55	%(e)	1.55	%(e)	1.55	%(e)	1.55	%(e)	1.88	%(f)
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.29	%(d)	1.83%		0.29%		(0.32)%		(1.08)%		(0.42)%
After expense limitation	0.47	%(d)(e)	1.89	%(e)	0.46	%(e)	(0.02	)%(e)	(0.19	)%(e)	(0.19	)%(f)
Portfolio turnover rate	27	%(c)	63%		169%		156%		76%		92%

(a)	Calculated using the average shares method.
(b)	Amount less than $(0.005).
(c)	Not Annualized.
(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.
(f)	Effective May 5, 2014, Class S’s operating expenses, not including interest expense, were contractually limited to the amounts discussed in Note 3 of the 2014 Annual Report. The ratios in these financial highlights reflect the limitation, including the interest expense.

The accompanying notes are an integral part of the financial statements.

12	www.iconfunds.com

ICON Emerging Markets Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$16.08		$15.77		$14.20	$12.91	$13.71	$13.51
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	(0.00	)(d)	0.24		0.06	(0.01)	(0.07)	(0.04)
Net realized and unrealized gains/(losses) on investments	(0.25)		0.07		1.51	1.30	(0.73)	0.27
Total from investment operations	(0.25)		0.31		1.57	1.29	(0.80)	0.23

Less dividends and distributions:
Dividends from net investment income	(0.23)		(0.00	)(d)	—	—	—	(0.03)
Distributions from net realized gains	(0.16)		—		—	—	—	—
Total dividends and distributions	(0.39)		(0.00)		—	—	—	(0.03)

Net asset value, end of period	$15.44		$16.08		$15.77	$14.20	$12.91	$13.71

Total Return(e)	(1.33	)%(f)	1.97%		11.06%	9.99%	(5.84)%	1.68%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,461		$6,436		$12,887	$9,072	$725	$305

Ratio of expenses to average net assets
Before expense limitation	2.21	%(g)	1.96%		2.12%	2.16%	4.75%	4.32%
After expense limitation(h)	1.80	%(g)	1.80%		1.80%	1.80%	1.80%	1.95%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.43	)%(g)	1.32%		0.08%	(0.43)%	(3.44)%	(2.65)%
After expense limitation(h)	(0.02	)%(g)	1.48%		0.40%	(0.07)%	(0.49)%	(0.28)%
Portfolio turnover rate	27	%(f)	63%		169%	156%	76%	92%

(a)	Class C shares were merged into Class A on January 10, 2017. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Amount less than $(0.005).
(e)	The total return calculation excludes any sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	13

ICON International Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of period	$12.89		$13.17	$11.94	$11.37	$11.75		$11.81
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.02		0.20	0.04	0.05	0.00	(b)	0.06
Net realized and unrealized gains/(losses) on investments	(0.98)		(0.48)	1.19	0.52	(0.37)		(0.12)
Total from investment operations	(0.96)		(0.28)	1.23	0.57	(0.37)		(0.06)

Less dividends and distributions:
Dividends from net investment income	(0.17)		—	—	—	(0.01)		—
Total dividends and distributions	(0.17)		—	—	—	(0.01)		—

Net asset value, end of period	$11.76		$12.89	$13.17	$11.94	$11.37		$11.75

Total Return	(7.35	)%(c)	(2.13)%	10.30%	5.01%	(3.15)%		(0.51)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$32,959		$40,096	$45,144	$50,005	$67,201		$80,356

Ratio of expenses to average net assets
Before expense limitation	1.63	%(d)	1.49%	1.57%	1.45%	1.41%		1.41%
After expense limitation(e)	1.55	%(d)	1.49%	1.55%	1.45%	1.41%		1.41%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.26	%(d)	1.46%	0.31%	0.45%	0.00	%(f)	0.44%
After expense limitation(e)	0.34	%(d)	1.46%	0.33%	0.45%	0.00	%(f)	0.44%
Portfolio turnover rate	14	%(c)	92%	209%	198%	204%		193%

(a)	Calculated using the average shares method.
(b)	Amount less than $0.005.
(c)	Not Annualized.
(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.
(f)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.

14	www.iconfunds.com

ICON International Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$11.28		$11.64	$10.66	$10.27	$10.72	$10.89
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.03)		0.04	(0.07)	(0.09)	(0.12)	(0.08)
Net realized and unrealized gains/(losses) on investments	(0.87)		(0.40)	1.05	0.48	(0.33)	(0.09)
Total from investment operations	(0.90)		(0.36)	0.98	0.39	(0.45)	(0.17)

Less dividends and distributions:
Dividends from net investment income	(0.14)		—	—	—	—	—
Total dividends and distributions	(0.14)		—	—	—	—	—

Net asset value, end of period	$10.24		$11.28	$11.64	$10.66	$10.27	$10.72

Total Return(c)	(7.86	)%(d)	(3.09)%	9.19%	3.80%	(4.20)%	(1.56)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,470		$1,934	$2,484	$2,941	$3,299	$4,597

Ratio of expenses to average net assets
Before expense limitation	3.65	%(e)	3.29%	3.35%	3.13%	2.96%	2.82%
After expense limitation(f)	2.55	%(e)	2.55%	2.55%	2.55%	2.55%	2.56%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.77	)%(e)	(0.42)%	(1.48)%	(1.40)%	(1.56)%	(0.99)%
After expense limitation(f)	(0.67	)%(e)	0.32%	(0.68)%	(0.82)%	(1.15)%	(0.73)%
Portfolio turnover rate	14	%(d)	92%	209%	198%	204%	193%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	15

ICON International Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$12.63		$12.94	$11.76	$11.24	$11.65	$11.75
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.01		0.14	0.01	0.05	(0.04)	0.00 (b)
Net realized and unrealized gains/(losses) on investments	(0.97)		(0.45)	1.17	0.47	(0.37)	(0.10)
Total from investment operations	(0.96)		(0.31)	1.18	0.52	(0.41)	(0.10)

Less dividends and distributions:
Dividends from net investment income	(0.16)		—	—	—	—	—
Total dividends and distributions	(0.16)		—	—	—	—	—

Net asset value, end of period	$11.51		$12.63	$12.94	$11.76	$11.24	$11.65

Total Return(c)	(7.48	)%(d)	(2.40)%	10.03%	4.63%	(3.52)%	(0.85)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,310		$1,466	$2,276	$2,829	$3,725	$4,089

Ratio of expenses to average net assets
Before expense limitation	3.29	%(e)	2.59%	2.67%	2.43%	2.25%	2.12%
After expense limitation(f)	1.80	%(e)	1.80%	1.80%	1.80%	1.80%	1.81%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.37	)%(e)	0.28%	(0.80)%	(0.19)%	(0.77)%	(0.27)%
After expense limitation(f)	0.12	%(e)	1.07%	0.07%	0.44%	(0.32)%	0.04%
Portfolio turnover rate	14	%(d)	92%	209%	198%	204%	193%

(a)	Calculated using the average shares method.
(b)	Amount less than $0.005.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

16	www.iconfunds.com

ICON International Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

1.  ORGANIZATION

The ICON Emerging Markets Fund (“Emerging Markets Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers two classes of shares: Class S and Class A. The International Equity Fund also offers Class C shares. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently fifteen other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Emerging Markets Fund primarily invests in securities of issuers whose principal activities are in emerging markets, or are economically tied to an emerging market country. The International Equity Fund primarily invests in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of less government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity, and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Valuation Committee pursuant to procedures approved by the Funds’ Board of Trustees (the “Board”).

Semi-Annual Report | March 31, 2019	17

ICON International Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ Valuation Committee determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation is to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its NAV. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.
Level 2 —	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3 —	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2019:

ICON Emerging Markets Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Commodity Chemicals	$626,896	$847,760	$—	$1,474,656
Diversified Banks	2,214,370	8,987,033	—	11,201,403
Electric Utilities	391,115	1,676,235	—	2,067,350
Integrated Oil & Gas	1,233,858	4,925,874	—	6,159,732
Interactive Media & Services	1,081,425	2,002,539	—	3,083,964
Internet & Direct Marketing Retail	1,459,600	466,083	—	1,925,683
Oil & Gas Exploration & Production	1,951,415	1,894,346	—	3,845,761
Oil & Gas Refining & Marketing	982,007	1,273,769	—	2,255,776
Regional Banks	1,127,287	914,847	—	2,042,134
Water Utilities	614,863	421,897	—	1,036,760
Wireless Telecommunication Services	612,911	397,969	—	1,010,880
Other	16,730	14,810,562	—	14,827,292
Preferred Stocks	1,498,017	—	—	1,498,017
Total	$13,810,494	$38,618,914	$—	$52,429,408

18	www.iconfunds.com

ICON International Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

ICON International Equity Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Commodity Chemicals	$309,937	$571,078	$—	$881,015
Diversified Banks	1,023,618	4,123,393	—	5,147,011
Integrated Oil & Gas	214,584	3,812,589	—	4,027,173
Interactive Media & Services	122,368	501,267	—	623,635
Oil & Gas Exploration & Production	1,737,200	534,589	—	2,271,789
Oil & Gas Refining & Marketing	195,281	991,367	—	1,186,648
Regional Banks	332,444	273,734	—	606,178
Other	1,262,607	16,775,923	—	18,038,530
Preferred Stocks	229,586	—	—	229,586
Collateral for Securities on Loan	—	8,467	—	8,467
Total	$5,427,625	$27,592,407	$—	$33,020,032

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Country Composition tables for additional security details.

There were no Level 3 securities held in any of the Funds at March 31, 2019.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Cash and Cash Equivalents

Idle cash may be swept into an overnight demand deposit account and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds may use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

Semi-Annual Report | March 31, 2019	19

ICON International Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statements of Operations. At March 31, 2019 and for the six months then ended, the Emerging Markets Fund and International Equity Fund had no outstanding forward foreign currency contracts.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Collateral is received in exchange for securities on loan in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by assets that generally exceed the value of the securities on loan. Collateral may consist of cash or securities issued or guaranteed by the United States government or its agencies or instrumentalities. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

The following is a summary of the Funds’ securities lending positions and related cash and non-cash collateral received as of March 31, 2019:

	Market Value of Securities on Loan	Market Value of Cash Collateral Received	Market Value of Non-Cash Collateral Received	Total Collateral Received	Excess Collateral
ICON Emerging Markets Fund	$1,459,600	$—	$1,452,000	$1,452,000	$—
ICON International Equity Fund	305,719	8,467	298,029	306,496	777

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest cash collateral received from lending in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedules of Investments. The Funds bear the risk of loss with respect to the investment of cash collateral. The State Street Navigator Securities Lending Government Money Market Portfolio is a Government Money Market Portfolio designed to provide continuous daily liquidity. Non-Cash collateral received consists of securities issued or guaranteed by the United States government or its agencies or instrumentalities with remaining maturities ranging from overnight to 30 years. Non-cash collateral is not disclosed on the Funds’ Schedules of Investments or their Statements of Assets and Liabilities as the Funds do not have the ability to re-hypothecate these securities. The net securities lending income earned by the Funds for the six months ended March 31, 2019, is included in the Statements of Operations.

The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019. It may also include collateral received from the pre-funding of security loans.

Security loans consist of equity securities and generally do not have a stated maturity date. The Funds may recall a loaned security at any time.

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains. As of and during the six months ended March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

20	www.iconfunds.com

ICON International Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Semi-Annual Report | March 31, 2019	21

ICON International Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Below are additional class level expenses for the six months ended March 31, 2019 that are included on the Statements of Operations:

Fund	Printing Fees*	Transfer Agent Fees*	Registration Fees
ICON Emerging Markets Fund
Class S	$3,914	$57,720	$9,558
Class A	739	7,885	6,095
ICON International Equity Fund
Class S	1,117	16,406	7,397
Class C	273	4,768	4,127
Class A	229	4,280	5,497

*	Printing and Transfer agent out of pocket fees are a Fund level expense.

3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of investments. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

ICON Advisers has contractually agreed to limit the Funds’ operating expenses (exclusive of brokerage, interest, taxes, dividends on short sales, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Emerging Markets Fund	1.55%	—	1.80%
ICON International Equity Fund	1.55%	2.55%	1.80%

The Funds’ expense limitations will continue in effect until at least January 31, 2021 for the Emerging Markets Fund Class A and all classes of the International Equity Fund. The expense limitation for the Emerging Markets Fund Class S will continue in effect until at least January 31, 2020. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time these payments are proposed.

As of March 31, 2019, the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2019	Expires 2020		Expires 2021	Expires 2022
ICON Emerging Markets Fund	$67,522	$106,329	(a)	$46,120	$52,354
ICON International Equity Fund	21,186	41,389		34,771	31,878

(a)	Emerging Markets Fund Class C shares merged into Class A shares on January 10, 2017. The Class C amount is not available for recoupment.

Accounting, Custody and Transfer Agent Fees

ALPS Fund Services, Inc. (“ALPS”) serves as the fund accounting agent for the Trust. For its services, the Trust pays ALPS a fee that is calculated daily and paid monthly, which is greater of an annual rate based on the aggregate average daily net assets of the Trust or a contractual minimum annual fee.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

ALPS is the Trust’s transfer agent. For these services, the Trust pays an annual fee plus annual base fee per Fund, per account fees and out-of- pocket expenses.

22	www.iconfunds.com

ICON International Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the six months ended March 31, 2019, each Fund’s payment for administrative services to ICON Advisers is included on the Statements of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement, with ALPS, under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee, that is calculated daily and paid monthly, which is the greater of an annual rate based on the aggregate average daily net assets of the Trust or a contractual minimum annual fee.

Distribution Fees

ICON Distributors, Inc. (“IDI” or “Distributor”), a wholly-owned subsidiary of ICON Management and Research and affiliate of ICON Advisers, Inc., serves the Trust as Distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate or reimburse the Distributor for the sale and distribution of shares and for other shareholder services. The shareholders of the ICON International Equity Fund Class C pay an annual distribution fee of 1.00% of average daily net assets. The shareholders of the Funds Class A shares pay an annual distribution fee of 0.25% of average daily net assets. There is no annual distribution fee for Class S shares. The total amount paid by each Fund under the 12b-1 Plan is shown on the Statements of Operations.

Class A Shares are subject to an initial sales charge and the public offering price of Class A shares equals net asset value plus the applicable sales charge, which is a maximum of 5.75%. For the six months ended March 31, 2019, IDI collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries, as follows:

Fund	Sales Charges Collected
ICON Emerging Markets Fund Class A	$2,516
ICON International Equity Fund Class A	41

In addition, IDI receives a contingent deferred sales charge of 1.00% of the purchase price on redemptions of Class C shares made within one year following the date of purchase. A 1.00% contingent deferred sales charge may also apply to certain redemptions of Class A shares made within one year following the purchase of $1 million or more without an initial sales charge. For the six months ended March 31, 2019, IDI collected the following contingent deferred sales charges:

Fund	Contingent Deferred Sales Charges Collected
ICON International Equity Fund Class C	$206

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust pays a portion of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the six months ended March 31, 2019, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the six months ended March 31, 2019, the total related amounts accrued by the Funds under this arrangement was $534 and is included in Other Expenses on the Statements of Operations.

The Funds did not engage in cross trades with each other, during the six months ended March 31, 2019, pursuant to Rule 17a-7 under the 1940 Act. Generally, cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Funds’ procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund.

Semi-Annual Report | March 31, 2019	23

ICON International Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

4.  BORROWINGS

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $30 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The interest rate as of March 31, 2019 was 3.74%. The Line of Credit agreement/arrangement expires on March 17, 2020.

For the six months ended March 31, 2019, the average outstanding loan by Fund was as follows:

Fund	Maximum Borrowing (10/01/18 – 03/31/19)	Average Borrowing (10/01/18 – 03/31/19)^	Average Interest Rates (10/01/18 – 03/31/19)^
ICON Emerging Markets Fund	$814,771	$524,803	3.76%

^	The average is calculated based on the actual number of days with outstanding borrowings.

There were no outstanding borrowings under this agreement/arrangement as of March 31, 2019.

5.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Emerging Markets Fund	$13,697,432	$14,011,653
ICON International Equity Fund	4,739,342	9,924,707

6.  FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are due to differing treatments for items such as passive foreign investment companies, foreign currency transactions, foreign capital gain tax treatment and expiring capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a Fund may be carried over indefinitely.

For International Equity Fund, the capital loss carryovers used during the year ended September 30, 2018 were, net of short-term and long-term, $299,186 and capital losses expired/unused were $27,012,993.

For International Equity Fund, the short-term and long-term capital losses with no expiration were $2,090,791 and $5,160,526, respectively.

For the year ended September 30, 2018, the following reclassification was made, which had no impact on results of operations or net assets.

Fund	Paid-in Capital	Total Distributable Earnings
ICON International Equity Fund	$(27,012,993)	$27,012,993

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2018, were as follows:

Fund	Ordinary Income
ICON Emerging Markets Fund	$100,530

24	www.iconfunds.com

ICON International Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Other Cumulative Effect of Timing Differences	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
ICON Emerging Markets Fund	$1,413,151	$—	$—	$1,665,333	$3,078,484
ICON International Equity Fund	495,203	(7,251,317)	1,854	(1,552,042)	(8,306,302)

As of March 31, 2019, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)*	Cost of Investments for Income Tax Purposes
ICON Emerging Markets Fund	$5,016,023	$(3,866,436)	$1,149,587	$51,279,821
ICON International Equity Fund	1,515,202	(4,436,267)	(2,921,065)	35,941,097

*	This balance includes appreciation/(depreciation) of foreign currency.

7.  RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management has eliminated and modified disclosures and is currently evaluating the impact of the remaining ASU.

8.  SUBSEQUENT EVENT

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of issuance of the Funds’ financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Semi-Annual Report | March 31, 2019	25

ICON International Funds	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/18 – 03/31/19).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expense Ratio(a)	Expenses Paid During period October 1, 2018 - March 31, 2019(b)
ICON Emerging Markets Fund
Class S
Actual	$1,000.00	$987.90	1.55%	$7.68
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	1.55%	$7.80
Class A
Actual	$1,000.00	$986.70	1.80%	$8.92
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	1.80%	$9.05

ICON International Equity Fund
Class S
Actual	$1,000.00	$926.50	1.55%	$7.44
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	1.55%	$7.80
Class C
Actual	$1,000.00	$921.40	2.55%	$12.22
Hypothetical (5% return before expenses)	$1,000.00	$1,012.22	2.55%	$12.79
Class A
Actual	$1,000.00	$925.20	1.80%	$8.64
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	1.80%	$9.05

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182/365 (to reflect the half-year period).

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

26	www.iconfunds.com

ICON International Funds	Additional Information

March 31, 2019 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

Semi-Annual Report | March 31, 2019	27

ICON International Funds	Privacy Policy

March 31, 2019 (Unaudited)

WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account balances
● income and transaction history
● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

28	www.iconfunds.com

ICON International Funds	Privacy Policy

March 31, 2019 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.
How does ICON collect my personal information?	We collect your personal information, for example, when you

● open an account or enter into an investment advisory contract
● provide account information or give us your contact information
● make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes — information about your creditworthiness
● affiliates from using your information to market to you
● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

● ICON doesn’t jointly market

Semi-Annual Report | March 31, 2019	29

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, Suite 1200
Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

SEMI-ANNUAL REPORT March 31, 2019

Sector Funds

ICON Consumer Discretionary Fund (ICCCX, ICCAX)
ICON Consumer Staples Fund (ICLEX, ICRAX)
ICON Energy Fund (ICENX, ICEEX, ICEAX)
ICON Financial Fund (ICFSX, ICFAX)
ICON Healthcare Fund (ICHCX, ICHAX)
ICON Industrials Fund (ICTRX, ICIAX)
ICON Information Technology Fund (ICTEX, ICTTX)
ICON Natural Resources Fund (ICBMX, ICBCX, ICBAX)
ICON Utilities Fund (ICTUX, ICTVX)

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

Beginning on January 1, 2021, ICON will no longer send paper copies of the Funds’ annual and semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and given a website address of where to access the report.

If you have already opted to receive e-delivery, this change will not affect you and you do not need to take any action. At any time, shareholders who invest directly in the ICON Funds may generally elect to receive reports or other communications electronically by enrolling at www.iconfunds.com or calling 1-800-764-0442 or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with ICON, please call 1-800-764-0442. If you are a retirement plan sponsor or invest in the ICON Funds through a financial intermediary, please contact your representative or financial intermediary. Your election to receive reports as a paper copy will apply to all ICON Funds held in your account. Your election can be changed at any time in the future.

1-800-764-0442	●	www.iconfunds.com

ICON Sector Funds	About This Report

March 31, 2019 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2019, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Consumer Discretionary Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (91.61%)
Apparel Retail (10.49%)
Children’s Place, Inc.(a)	2,812	$273,551
Foot Locker, Inc.	14,900	902,940
Tailored Brands, Inc.(a)	27,521	215,765
TJX Cos., Inc.	13,202	702,478
Urban Outfitters, Inc.(b)	7,300	216,372
		2,311,106
Apparel, Accessories & Luxury Goods (13.96%)
Capri Holdings, Ltd.(b)	6,073	277,840
PVH Corp.	5,900	719,505
Tapestry, Inc.	8,276	268,887
VF Corp.	20,800	1,807,728
		3,073,960
Automobile Manufacturers (2.02%)
General Motors Co.	12,000	445,200

Broadcasting (6.04%)
CBS Corp., Class B	28,000	1,330,840

Cable & Satellite (3.03%)
Comcast Corp., Class A	16,700	667,666

Distributors (1.07%)
LKQ Corp.(b)	8,300	235,554

Footwear (2.83%)
NIKE, Inc., Class B	7,400	623,154

Home Furnishings (1.49%)
Mohawk Industries, Inc.(b)	2,600	327,990

Home Improvement Retail (5.47%)
Lowe’s Cos., Inc.	11,000	1,204,170

Homebuilding (2.43%)
DR Horton, Inc.	5,332	220,638
Lennar Corp., Class A	4,500	220,905
William Lyon Homes, Class A(b)	6,201	95,309
		536,852
Hotels, Resorts & Cruise Lines (7.97%)
Carnival Corp.	11,012	558,529
Norwegian Cruise Line Holdings, Ltd.(b)	8,200	450,672
Royal Caribbean Cruises, Ltd.	6,499	744,915
		1,754,116
Household Appliances (1.21%)
Helen of Troy, Ltd.(b)	2,300	266,708

Housewares & Specialties (1.36%)
Tupperware Brands Corp.	11,712	299,593

Integrated Telecommunication Services (4.22%)
AT&T, Inc.	29,621	928,915

	Shares or Principal Amount	Value
Internet & Direct Marketing Retail (26.14%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)(b)	900	$164,205
Amazon.com, Inc.(b)	1,794	3,194,666
Booking Holdings, Inc.(b)	600	1,046,946
eBay, Inc.	7,800	289,692
Expedia, Inc.	8,900	1,059,100
		5,754,609
Movies & Entertainment (1.44%)
Viacom, Inc., Class B	11,300	317,191

Specialized Consumer Services (0.44%)
Weight Watchers International, Inc.(a)(b)	4,800	96,720

Total Common Stocks (Cost $20,903,943)		20,174,344

Total Investments (91.61%) (Cost $20,903,943)		$20,174,344

Other Assets Less Liabilities (8.39%)		1,847,043

Net Assets (100.00%)		$22,021,387

(a)	All or a portion of the security was on loan as of March 31, 2019.
(b)	Non-income producing security.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	3

ICON Consumer Discretionary Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Sector Composition (March 31, 2019) (Unaudited)

Consumer Discretionary	76.88%
Communication Services	14.73%
91.61%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Internet & Direct Marketing Retail	26.14%
Apparel, Accessories & Luxury Goods	13.96%
Apparel Retail	10.49%
Hotels, Resorts & Cruise Lines	7.97%
Broadcasting	6.04%
Home Improvement Retail	5.47%
Integrated Telecommunication Services	4.22%
Cable & Satellite	3.03%
Footwear	2.83%
Homebuilding	2.43%
Automobile Manufacturers	2.02%
Home Furnishings	1.49%
Movies & Entertainment	1.44%
Housewares & Specialties	1.36%
Household Appliances	1.21%
Distributors	1.07%
Specialized Consumer Services	0.44%
91.61%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

4	www.iconfunds.com

ICON Consumer Staples Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (92.70%)
Agricultural Products (1.97%)
Archer-Daniels-Midland Co.	3,094	$133,444

Brewers (2.97%)
Anheuser-Busch InBev SA/NV, Sponsored ADR(a)	2,400	201,528

Distillers & Vintners (7.50%)
Constellation Brands, Inc., Class A	2,900	508,457

Drug Retail (4.48%)
Walgreens Boots Alliance, Inc.	4,800	303,696

Food Distributors (7.58%)
Sysco Corp.	3,300	220,308
U.S. Foods Holding Corp.(b)	5,900	205,969
United Natural Foods, Inc.(b)	6,600	87,252
		513,529
Health Care Services (1.82%)
Cigna Corp.	400	64,328
CVS Health Corp.	1,100	59,323
		123,651
Hypermarkets & Super Centers (8.15%)
Walmart, Inc.	5,664	552,410

Internet & Direct Marketing Retail (2.63%)
Amazon.com, Inc.(b)	100	178,075

Packaged Foods & Meats (12.48%)
Conagra Brands, Inc.	8,639	239,646
Kellogg Co.	1,200	68,856
Lamb Weston Holdings, Inc.	3,400	254,796
Nomad Foods, Ltd.(b)	3,000	61,350
Tyson Foods, Inc., Class A	3,200	222,176
		846,824
Personal Products (1.50%)
Medifast, Inc.(a)	800	102,040

Soft Drinks (26.44%)
Coca-Cola Co.	16,800	787,248
Coca-Cola European Partners PLC	900	46,566
Keurig Dr Pepper, Inc.(a)	8,000	223,760
PepsiCo, Inc.	6,000	735,300
		1,792,874
Tobacco (15.18%)
Altria Group, Inc.	7,600	436,468
British American Tobacco PLC, Sponsored ADR	1,700	70,924

	Shares or Principal Amount	Value
Tobacco (continued)
Philip Morris International, Inc.	5,900	$521,501
		1,028,893
Total Common Stocks (Cost $6,250,004)		6,285,421

Total Investments (92.70%) (Cost $6,250,004)		$6,285,421

Other Assets Less Liabilities (7.30%)		494,754

Net Assets (100.00%)		$6,780,175

(a)	All or a portion of the security was on loan as of March 31, 2019.
(b)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (March 31, 2019) (Unaudited)

Consumer Staples	88.25%
Consumer Discretionary	2.63%
Health Care	1.82%
92.70%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Soft Drinks	26.44%
Tobacco	15.18%
Packaged Foods & Meats	12.48%
Hypermarkets & Super Centers	8.15%
Food Distributors	7.58%
Distillers & Vintners	7.50%
Drug Retail	4.48%
Brewers	2.97%
Internet & Direct Marketing Retail	2.63%
Agricultural Products	1.97%
Health Care Services	1.82%
Personal Products	1.50%
92.70%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2019	5

ICON Energy Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.95%)
Integrated Oil & Gas (36.16%)
Chevron Corp.	177,800	$21,901,404
Exxon Mobil Corp.	273,500	22,098,800
TOTAL SA, Sponsored ADR	44,500	2,476,425
		46,476,629
Oil & Gas Equipment & Services (8.78%)
Baker Hughes a GE Co.(a)	68,800	1,907,136
Schlumberger, Ltd.	138,300	6,025,731
Solaris Oilfield Infrastructure, Inc., Class A	204,000	3,353,760
		11,286,627
Oil & Gas Exploration & Production (39.33%)
Cabot Oil & Gas Corp.	186,400	4,865,040
Callon Petroleum Co.(a)(b)	401,400	3,030,570
Carrizo Oil & Gas, Inc.(a)(b)	129,800	1,618,606
Centennial Resource Development, Inc., Class A(a)(b)	185,200	1,627,908
Cimarex Energy Co.	52,000	3,634,800
ConocoPhillips	74,800	4,992,152
Denbury Resources, Inc.(a)(b)	580,400	1,189,820
Diamondback Energy, Inc.	84,661	8,595,631
Encana Corp.	176,370	1,276,919
EOG Resources, Inc.	68,400	6,510,312
Gulfport Energy Corp.(a)(b)	468,600	3,758,172
Matador Resources Co.(a)(b)	122,700	2,371,791
Parsley Energy, Inc., Class A(b)	160,700	3,101,510
Pioneer Natural Resources Co.	26,100	3,974,508
		50,547,739
Oil & Gas Refining & Marketing (12.91%)
HollyFrontier Corp.	29,700	1,463,319
Marathon Petroleum Corp.	87,900	5,260,815
Phillips 66	55,200	5,253,384
Valero Energy Corp.	54,400	4,614,752
		16,592,270
Oil & Gas Storage & Transportation (1.77%)
Enterprise Products Partners LP	35,400	1,030,140
Magellan Midstream Partners LP	20,600	1,248,978
		2,279,118
Total Common Stocks (Cost $130,504,390)		127,182,383

Underlying Security/Expiration Date/Exercise Price/ Notional Amount	Contracts	Value
Purchased Call Options (0.10%)
SPDR® S&P® Oil & Gas Exploration & Production ETF 06/21/19, 30, $1,690,700	550	$127,050
Total Purchased Call Options (Cost $93,741)		127,050

Total Investments (99.05%) (Cost $130,598,131)		$127,309,433

Other Assets Less Liabilities (0.95%)		1,227,511

Net Assets (100.00%)		$128,536,944

(a)	All or a portion of the security was on loan as of March 31, 2019.
(b)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (March 31, 2019) (Unaudited)

Energy	98.95%
98.95%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Oil & Gas Exploration & Production	39.33%
Integrated Oil & Gas	36.16%
Oil & Gas Refining & Marketing	12.91%
Oil & Gas Equipment & Services	8.78%
Oil & Gas Storage & Transportation	1.77%
98.95%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

6	www.iconfunds.com

ICON Financial Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.56%)
Consumer Finance (12.81%)
Ally Financial, Inc.	34,100	$937,409
American Express Co.	10,700	1,169,510
Discover Financial Services	20,498	1,458,638
Encore Capital Group, Inc.(a)	13,800	375,774
Navient Corp.	56,900	658,333
		4,599,664
Diversified Banks (38.66%)
Bank of America Corp.	148,800	4,105,392
Citigroup, Inc.	44,100	2,743,902
JPMorgan Chase & Co.	41,200	4,170,676
U.S. Bancorp	36,300	1,749,297
Wells Fargo & Co.	23,100	1,116,192
		13,885,459
Financial Exchanges & Data (2.55%)
MSCI, Inc.	4,600	914,664

Investment Banking & Brokerage (8.63%)
E*TRADE Financial Corp.	7,700	357,511
Evercore, Inc., Class A	4,800	436,800
Goldman Sachs Group, Inc.	5,600	1,075,144
Morgan Stanley	29,100	1,228,020
		3,097,475
Life & Health Insurance (9.51%)
CNO Financial Group, Inc.	55,200	893,136
Lincoln National Corp.	18,100	1,062,470
MetLife, Inc.	14,400	613,008
Prudential Financial, Inc.	9,200	845,296
		3,413,910
Multi-line Insurance (2.62%)
Hartford Financial Services Group, Inc.	18,900	939,708

Other Diversified Financial Services (3.21%)
Voya Financial, Inc.	23,100	1,154,076

Property & Casualty Insurance (2.11%)
Arch Capital Group, Ltd.(a)	23,500	759,520

Regional Banks (13.99%)
Citizens Financial Group, Inc.	10,800	351,000
East West Bancorp, Inc.	14,100	676,377
Fifth Third Bancorp	40,000	1,008,800
KeyCorp	57,100	899,325
Synovus Financial Corp.	26,000	893,360
Webster Financial Corp.	23,600	1,195,812
		5,024,674
Thrifts & Mortgage Finance (5.47%)
Axos Financial, Inc.(a)	13,400	388,064
Essent Group, Ltd.(a)	19,600	851,620

	Shares or Principal Amount	Value
Thrifts & Mortgage Finance (continued)
Radian Group, Inc.	34,900	$723,826
		1,963,510
Total Common Stocks (Cost $31,585,835)		35,752,660

Total Investments (99.56%) (Cost $31,585,835)		$35,752,660

Other Assets Less Liabilities (0.44%)		159,255

Net Assets (100.00%)		$35,911,915

(a)	Non-income producing security.

Sector Composition (March 31, 2019) (Unaudited)

Financials	99.56%
99.56%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Diversified Banks	38.66%
Regional Banks	13.99%
Consumer Finance	12.81%
Life & Health Insurance	9.51%
Investment Banking & Brokerage	8.63%
Thrifts & Mortgage Finance	5.47%
Other Diversified Financial Services	3.21%
Multi-line Insurance	2.62%
Financial Exchanges & Data	2.55%
Property & Casualty Insurance	2.11%
99.56%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	7

ICON Healthcare Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.42%)
Biotechnology (8.40%)
AbbVie, Inc.	21,600	$1,740,744
Alexion Pharmaceuticals, Inc.(a)	22,181	2,998,427
Regeneron Pharmaceuticals, Inc.(a)	3,000	1,231,860
		5,971,031
Health Care Equipment (6.00%)
Becton Dickinson and Co.	5,931	1,481,149
Edwards Lifesciences Corp.(a)	9,500	1,817,635
Teleflex, Inc.	3,200	966,912
		4,265,696
Health Care Services (8.46%)
Cigna Corp.	16,278	2,617,828
DaVita, Inc.(a)	19,700	1,069,513
MEDNAX, Inc.(a)	33,600	912,912
Premier, Inc., Class A(a)	41,132	1,418,643
		6,018,896
Health Care Technology (1.03%)
Medidata Solutions, Inc.(a)(b)	10,000	732,400

Life & Health Insurance (3.44%)
CNO Financial Group, Inc.	62,200	1,006,396
Lincoln National Corp.	24,500	1,438,150
		2,444,546
Life Sciences Tools & Services (12.06%)
IQVIA Holdings, Inc.(a)	10,538	1,515,891
PerkinElmer, Inc.	19,000	1,830,840
PRA Health Sciences, Inc.(a)	22,400	2,470,496
Thermo Fisher Scientific, Inc.	10,082	2,759,645
		8,576,872
Managed Health Care (22.66%)
Anthem, Inc.	9,100	2,611,518
Centene Corp.(a)	44,822	2,380,048
HealthEquity, Inc.(a)	18,400	1,361,232
Humana, Inc.	6,000	1,596,000
UnitedHealth Group, Inc.	23,300	5,761,158
WellCare Health Plans, Inc.(a)	8,901	2,401,045
		16,111,001
Pharmaceuticals (36.37%)
Allergan PLC	12,200	1,786,202
Amneal Pharmaceuticals, Inc.(a)(b)	128,042	1,814,355
Bristol-Myers Squibb Co.	40,893	1,951,005
Corcept Therapeutics, Inc.(a)(b)	62,000	727,880
Eli Lilly & Co.	33,100	4,295,056
Jazz Pharmaceuticals PLC(a)	17,662	2,524,783
Merck & Co., Inc.	69,188	5,754,366
Mylan NV(a)	56,000	1,587,040
Supernus Pharmaceuticals, Inc.(a)	68,774	2,409,841

	Shares or Principal Amount	Value
Pharmaceuticals (continued)
Zoetis, Inc.	29,988	$3,018,892
		25,869,420
Total Common Stocks (Cost $63,782,061)		69,989,862

Total Investments (98.42%) (Cost $63,782,061)		$69,989,862

Other Assets Less Liabilities (1.58%)		1,123,401

Net Assets (100.00%)		$71,113,263

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2019.

Sector Composition (March 31, 2019) (Unaudited)

Health Care	94.98%
Financials	3.44%
98.42%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Pharmaceuticals	36.37%
Managed Health Care	22.66%
Life Sciences Tools & Services	12.06%
Health Care Services	8.46%
Biotechnology	8.40%
Health Care Equipment	6.00%
Life & Health Insurance	3.44%
Health Care Technology	1.03%
98.42%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

8	www.iconfunds.com

ICON Industrials Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.99%)
Aerospace & Defense (18.81%)
Boeing Co.	2,300	$877,266
Lockheed Martin Corp.	1,500	450,240
Northrop Grumman Corp.	1,400	377,440
Raytheon Co.	3,250	591,760
		2,296,706
Air Freight & Logistics (16.64%)
FedEx Corp.	2,700	489,807
Forward Air Corp.	7,000	453,110
United Parcel Service, Inc., Class B	5,900	659,266
XPO Logistics, Inc.(a)(b)	8,000	429,920
		2,032,103
Building Products (11.20%)
AO Smith Corp.	5,000	266,600
Armstrong World Industries, Inc.	3,000	238,260
Fortune Brands Home & Security, Inc.	4,900	233,289
Masco Corp.	7,200	283,032
PGT Innovations, Inc.(a)	25,000	346,250
		1,367,431
Construction Machinery & Heavy Trucks (6.86%)
Allison Transmission Holdings, Inc.	9,000	404,280
Cummins, Inc.	2,750	434,143
		838,423
Electrical Components & Equipment (2.97%)
Eaton Corp. PLC	4,500	362,520

Industrial Machinery (6.02%)
Altra Industrial Motion Corp.	11,000	341,550
Ingersoll-Rand PLC	2,200	237,490
Snap-on, Inc.(b)	1,000	156,520
		735,560
Integrated Oil & Gas (3.13%)
Royal Dutch Shell PLC, Class A, Sponsored ADR	6,100	381,799

Oil & Gas Exploration & Production (4.44%)
EOG Resources, Inc.	2,500	237,950
Pioneer Natural Resources Co.	2,000	304,560
		542,510
Railroads (19.75%)
Canadian Pacific Railway, Ltd.	3,400	700,502
CSX Corp.	8,200	613,524
Kansas City Southern	6,300	730,674
Union Pacific Corp.	2,200	367,840
		2,412,540
Trading Companies & Distributors (5.16%)
Air Lease Corp.	12,000	412,200
United Rentals, Inc.(a)	1,900	217,075
		629,275
	Shares or Principal Amount	Value
Trucking (4.01%)
Knight-Swift Transportation Holdings, Inc.(b)	15,000	$490,200

Total Common Stocks (Cost $11,383,222)		12,089,067

Total Investments (98.99%) (Cost $11,383,222)		$12,089,067

Other Assets Less Liabilities (1.01%)		123,067

Net Assets (100.00%)		$12,212,134

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2019.

Sector Composition (March 31, 2019) (Unaudited)

Industrials	91.42%
Energy	7.57%
98.99%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Railroads	19.75%
Aerospace & Defense	18.81%
Air Freight & Logistics	16.64%
Building Products	11.20%
Construction Machinery & Heavy Trucks	6.86%
Industrial Machinery	6.02%
Trading Companies & Distributors	5.16%
Oil & Gas Exploration & Production	4.44%
Trucking	4.01%
Integrated Oil & Gas	3.13%
Electrical Components & Equipment	2.97%
98.99%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	9

ICON Information Technology Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.95%)
Aerospace & Defense (2.91%)
Lockheed Martin Corp.	3,700	$1,110,592
Northrop Grumman Corp.	2,000	539,200
		1,649,792
Application Software (3.52%)
Adobe, Inc.(a)	4,300	1,145,907
CDK Global, Inc.	14,500	852,890
		1,998,797
Data Processing & Outsourced Services (17.13%)
Alliance Data Systems Corp.	8,300	1,452,334
Automatic Data Processing, Inc.	7,500	1,198,050
Euronet Worldwide, Inc.(a)	7,800	1,112,202
Mastercard, Inc., Class A	7,400	1,742,330
Total System Services, Inc.	13,200	1,254,132
Visa, Inc., Class A	18,980	2,964,486
		9,723,534
Electronic Components (1.95%)
II-VI, Inc.(a)(b)	29,800	1,109,752

Electronic Manufacturing Services (2.03%)
TE Connectivity, Ltd.	14,300	1,154,725

Financial Exchanges & Data (2.10%)
MSCI, Inc.	6,000	1,193,040

Integrated Telecommunication Services (2.90%)
AT&T, Inc.	52,600	1,649,536

Internet & Direct Marketing Retail (2.19%)
Amazon.com, Inc.(a)	700	1,246,525

IT Consulting & Other Services (11.48%)
Booz Allen Hamilton Holding Corp.	18,000	1,046,520
Cognizant Technology Solutions Corp., Class A	25,200	1,825,740
DXC Technology Co.	16,200	1,041,822
International Business Machines Corp.	10,400	1,467,440
Perficient, Inc.(a)	41,900	1,147,641
		6,529,163
Security & Alarm Services (1.38%)
ADT, Inc.(b)	122,400	782,136

Semiconductor Equipment (5.08%)
Applied Materials, Inc.	19,200	761,472
Cabot Microelectronics Corp.	9,900	1,108,404
MKS Instruments, Inc.	10,900	1,014,245
		2,884,121
Semiconductors (9.06%)
Diodes, Inc.(a)	21,000	728,700
Intel Corp.	22,500	1,208,250
Monolithic Power Systems, Inc.	6,500	880,685
NXP Semiconductors NV	10,800	954,612
	Shares or Principal Amount	Value
Semiconductors (continued)
Skyworks Solutions, Inc.	16,700	$1,377,416
		5,149,663
Systems Software (11.53%)
CommVault Systems, Inc.(a)	16,100	1,042,314
Microsoft Corp.	46,700	5,507,798
		6,550,112
Technology Distributors (6.73%)
Arrow Electronics, Inc.(a)	12,800	986,368
ScanSource, Inc.(a)	44,700	1,601,154
SYNNEX Corp.	12,900	1,230,531
		3,818,053
Technology Hardware, Storage & Peripherals (13.71%)
Apple, Inc.	31,200	5,926,440
NetApp, Inc.	16,100	1,116,374
Super Micro Computer, Inc.(a)	35,200	743,688
		7,786,502
Wireless Telecommunication Services (2.25%)
T-Mobile U.S., Inc.(a)	18,500	1,278,350

Total Common Stocks (Cost $46,114,607)		54,503,801

Collateral for Securities on Loan (1.40%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.46%	795,600	795,600

Total Collateral for Securities on Loan (Cost $795,600)		795,600

Total Investments (97.35%) (Cost $46,910,207)		$55,299,401

Other Assets Less Liabilities (2.65%)		1,505,667

Net Assets (100.00%)		$56,805,068

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2019.

The accompanying notes are an integral part of the financial statements.

10	www.iconfunds.com

ICON Information Technology Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Sector Composition (March 31, 2019) (Unaudited)

Information Technology	82.22%
Communication Services	5.15%
Industrials	4.29%
Consumer Discretionary	2.19%
Financials	2.10%
95.95%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Data Processing & Outsourced Services	17.13%
Technology Hardware, Storage & Peripherals	13.71%
Systems Software	11.53%
IT Consulting & Other Services	11.48%
Semiconductors	9.06%
Technology Distributors	6.73%
Semiconductor Equipment	5.08%
Application Software	3.52%
Aerospace & Defense	2.91%
Integrated Telecommunication Services	2.90%
Wireless Telecommunication Services	2.25%
Internet & Direct Marketing Retail	2.19%
Financial Exchanges & Data	2.10%
Electronic Manufacturing Services	2.03%
Electronic Components	1.95%
Security & Alarm Services	1.38%
95.95%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	11

ICON Natural Resources Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.22%)
Aerospace & Defense (7.83%)
Boeing Co.	3,300	$1,258,686
Lockheed Martin Corp.	3,000	900,480
Northrop Grumman Corp.	3,800	1,024,480
Raytheon Co.	8,400	1,529,472
		4,713,118
Diversified Chemicals (2.87%)
DowDuPont, Inc.	8,600	458,466
Eastman Chemical Co.	8,200	622,216
Huntsman Corp.	29,000	652,210
		1,732,892
Electric Utilities (2.06%)
Kansai Electric Power Co., Inc.	84,000	1,238,757

Gas Utilities (3.30%)
Beijing Enterprises Holdings, Ltd.	168,000	953,974
Rubis SCA	19,000	1,037,184
		1,991,158
Integrated Oil & Gas (37.53%)
Chevron Corp.	30,000	3,695,400
Gazprom PJSC, Sponsored ADR	815,000	3,681,957
LUKOIL PJSC, Sponsored ADR	32,000	2,861,120
MOL Hungarian Oil & Gas PLC	132,000	1,513,723
Rosneft Oil Co. PJSC, GDR	546,000	3,431,772
Royal Dutch Shell PLC, Class A, Sponsored ADR	66,000	4,130,940
TOTAL SA, Sponsored ADR	59,000	3,283,350
		22,598,262
Multi-Utilities (2.23%)
Engie SA	90,000	1,342,157

Oil & Gas Exploration & Production (23.79%)
Carrizo Oil & Gas, Inc.(a)(b)	114,000	1,421,580
CNOOC, Ltd.	1,746,000	3,252,240
Diamondback Energy, Inc.	18,700	1,898,611
EOG Resources, Inc.	31,000	2,950,580
Parsley Energy, Inc., Class A(a)	75,500	1,457,150
Pioneer Natural Resources Co.	22,000	3,350,160
		14,330,321
Oil & Gas Refining & Marketing (7.73%)
Marathon Petroleum Corp.	31,000	1,855,350
Motor Oil Hellas Corinth Refineries SA	77,000	1,787,958
Tupras Turkiye Petrol Rafinerileri AS	45,000	1,009,259
		4,652,567
Oil & Gas Storage & Transportation (2.38%)
Kunlun Energy Co., Ltd.	1,370,000	1,434,090

Paper Packaging (5.75%)
DS Smith PLC	262,000	1,147,754
International Paper Co.	50,000	2,313,500
		3,461,254
	Shares or Principal Amount	Value
Paper Products (3.24%)
Mondi PLC	88,000	$1,948,596

Renewable Electricity (0.51%)
China Everbright Greentech, Ltd.	384,000	305,277

Total Common Stocks (Cost $62,344,458)		59,748,449

Total Investments (99.22%) (Cost $62,344,458)		$59,748,449

Other Assets Less Liabilities (0.78%)		467,082

Net Assets (100.00%)		$60,215,531

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2019.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

12	www.iconfunds.com

ICON Natural Resources Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Country Composition (March 31, 2019) (Unaudited)

United States	42.15%
Russia	16.57%
France	9.40%
Netherlands	6.86%
China	5.40%
United Kingdom	5.15%
Hong Kong	4.47%
Greece	2.97%
Hungary	2.51%
Japan	2.06%
Turkey	1.68%
99.22%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (March 31, 2019) (Unaudited)

Energy	71.43%
Materials	11.86%
Utilities	8.10%
Industrials	7.83%
99.22%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Integrated Oil & Gas	37.53%
Oil & Gas Exploration & Production	23.79%
Aerospace & Defense	7.83%
Oil & Gas Refining & Marketing	7.73%
Paper Packaging	5.75%
Gas Utilities	3.30%
Paper Products	3.24%
Diversified Chemicals	2.87%
Oil & Gas Storage & Transportation	2.38%
Multi-Utilities	2.23%
Electric Utilities	2.06%
Renewable Electricity	0.51%
99.22%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	13

ICON Utilities Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.36%)
Electric Utilities (32.67%)
American Electric Power Co., Inc.	20,100	$1,683,375
Avangrid, Inc.	43,100	2,170,085
Edison International	38,300	2,371,536
Evergy, Inc.	42,300	2,455,515
NextEra Energy, Inc.	11,500	2,223,180
Otter Tail Corp.	18,300	911,706
PPL Corp.	36,600	1,161,684
Xcel Energy, Inc.	30,100	1,691,921
		14,669,002
Gas Utilities (3.95%)
National Fuel Gas Co.	29,100	1,773,936

Independent Power Producers & Energy Traders (2.35%)
AES Corp.	58,400	1,055,872

Integrated Oil & Gas (2.57%)
Chevron Corp.	3,500	431,130
TOTAL SA, Sponsored ADR	13,000	723,450
		1,154,580
Integrated Telecommunication Services (5.49%)
AT&T, Inc.	36,500	1,144,640
BCE, Inc.	29,700	1,318,383
		2,463,023
Multi-Utilities (38.93%)
Ameren Corp.	22,500	1,654,875
Avista Corp.	11,600	471,192
Black Hills Corp.	14,000	1,036,980
CenterPoint Energy, Inc.	80,300	2,465,210
Consolidated Edison, Inc.	17,100	1,450,251
Dominion Energy, Inc.	20,600	1,579,196
DTE Energy Co.	17,300	2,158,002
MDU Resources Group, Inc.	45,300	1,170,099
NiSource, Inc.	54,300	1,556,238
Sempra Energy	21,400	2,693,404
WEC Energy Group, Inc.	15,600	1,233,648
		17,469,095
Oil & Gas Exploration & Production (3.46%)
Cimarex Energy Co.	10,600	740,940
Diamondback Energy, Inc.	3,900	395,967
EOG Resources, Inc.	4,400	418,792
		1,555,699
Railroads (3.97%)
Kansas City Southern	8,600	997,428
Union Pacific Corp.	4,700	785,840
		1,783,268
Water Utilities (5.97%)
American Water Works Co., Inc.	6,400	667,264
	Shares or
	Principal
	Amount	Value
Water Utilities (continued)
Consolidated Water Co., Ltd.	156,400	$2,012,868
		2,680,132

Total Common Stocks (Cost $40,734,076)		44,604,607

Total Investments (99.36%) (Cost $40,734,076)		$44,604,607

Other Assets Less Liabilities (0.64%)		285,408

Net Assets (100.00%)		$44,890,015

ADR - American Depositary Receipt

Sector Composition (March 31, 2019) (Unaudited)

Utilities	83.87%
Energy	6.03%
Communication Services	5.49%
Industrials	3.97%
99.36%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2019) (Unaudited)

Multi-Utilities	38.93%
Electric Utilities	32.67%
Water Utilities	5.97%
Integrated Telecommunication Services	5.49%
Railroads	3.97%
Gas Utilities	3.95%
Oil & Gas Exploration & Production	3.46%
Integrated Oil & Gas	2.57%
Independent Power Producers & Energy Traders	2.35%
99.36%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

14	www.iconfunds.com

ICON Sector Funds	Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Assets
Investments, at cost	$20,903,943	$6,250,004	$130,598,131
Investments, at value(a)	20,174,344	6,285,421	127,309,433
Cash and cash equivalents	1,205,685	442,484	1,394,321
Receivables:
Investments sold	1,095,490	—	—
Fund shares sold	11,300	30,086	54,628
Expense reimbursements due from Adviser	1,722	15,645	52,416
Interest	722	219	966
Dividends	18,873	24,291	104,874
Foreign tax reclaims	—	—	24,280
Other assets	13,133	12,540	28,684
Total assets	22,521,269	6,810,686	128,969,602

Liabilities
Payables:
Investments purchased	427,573	120	528
Fund shares redeemed	21,707	3,323	131,650
Advisory fees	18,861	5,940	109,379
Transfer agent fees	13,974	6,938	127,426
Fund accounting fees	2,859	1,679	10,744
Accrued distribution fees	130	377	4,193
Trustee fees and expenses	1,101	484	6,415
Administration fees	943	297	5,469
Accrued expenses	12,734	11,353	36,854
Total liabilities	499,882	30,511	432,658
Net Assets - all share classes	$22,021,387	$6,780,175	$128,536,944
Net Assets - Class S	$21,408,811	$5,372,009	$120,585,106
Net Assets - Class C	$—	$—	$4,012,431
Net Assets - Class A	$612,576	$1,408,166	$3,939,407

Net Assets Consists of
Paid-in capital	$22,205,746	$7,262,998	$321,711,740
Total distributable earnings	(184,359)	(482,823)	(193,174,796)
Net Assets	$22,021,387	$6,780,175	$128,536,944

Shares outstanding (unlimited shares authorized, no par value)
Class S	1,602,850	804,678	11,532,321
Class C	—	—	407,668
Class A	48,288	211,751	380,232
Net asset value (offering and redemption price per share)
Class S	$13.36	$6.68	$10.46
Class C	$—	$—	$9.84
Class A	$12.69	$6.65	$10.36
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$13.46	$7.06	$10.99

(a) Includes securities on loan of	$750,241	$527,328	$14,722,097

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	15

ICON Sector Funds	Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Assets
Investments, at cost	$31,585,835	$63,782,061	$11,383,222
Investments, at value(a)	35,752,660	69,989,862	12,089,067
Cash and cash equivalents	187,281	1,262,724	130,901
Receivables:
Fund shares sold	24,143	6,310	6,155
Expense reimbursements due from Adviser	5,196	1,519	12,239
Interest	205	1,152	161
Dividends	35,701	43,920	9,931
Foreign tax reclaims	—	3,493	—
Other assets	14,837	17,624	12,276
Total assets	36,020,023	71,326,604	12,260,730

Liabilities
Payables:
Investments purchased	112	630	88
Fund shares redeemed	32,201	85,284	10,772
Advisory fees	31,496	60,715	10,824
Transfer agent fees	22,000	34,373	10,660
Fund accounting fees	3,796	6,471	1,961
Accrued distribution fees	302	517	282
Trustee fees and expenses	1,853	3,620	654
Administration fees	1,574	3,036	541
Accrued expenses	14,774	18,695	12,814
Total liabilities	108,108	213,341	48,596
Net Assets - all share classes	$35,911,915	$71,113,263	$12,212,134
Net Assets - Class S	$34,523,414	$68,688,634	$11,475,965
Net Assets - Class A	$1,388,501	$2,424,629	$736,169

Net Assets Consists of
Paid-in capital	$32,277,035	$63,586,985	$11,766,798
Total distributable earnings	3,634,880	7,526,278	445,336
Net Assets	$35,911,915	$71,113,263	$12,212,134

Shares outstanding (unlimited shares authorized, no par value)
Class S	3,498,700	4,047,662	782,363
Class A	140,620	150,251	51,004
Net asset value (offering and redemption price per share)
Class S	$9.87	$16.97	$14.67
Class A	$9.87	$16.14	$14.43
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$10.48	$17.12	$15.31

(a) Includes securities on loan of	$—	$3,274,635	$638,270

The accompanying notes are an integral part of the financial statements.

16	www.iconfunds.com

ICON Sector Funds	Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	ICON Information Technology Fund	ICON Natural Resources Fund	ICON Utilities Fund
Assets
Investments, at cost	$46,910,207	$62,344,458	$40,734,076
Investments, at value(a)	55,299,401	59,748,449	44,604,607
Cash and cash equivalents	2,408,765	460,365	139,005
Receivables:
Fund shares sold	30,353	49,291	380,335
Expense reimbursements due from Adviser	—	31,637	34,952
Interest	1,655	168	185
Dividends	18,858	174,363	176,082
Foreign tax reclaims	—	13,883	3,047
Other assets	17,635	20,182	15,625
Total assets	57,776,667	60,498,338	45,353,838

Liabilities
Payables:
Payable for collateral received on securities loaned	795,600	—	—
Distributions due to shareholders	—	—	319,328
Investments purchased	905	—	—
Fund shares redeemed	72,886	127,579	64,322
Advisory fees	48,083	52,284	37,608
Transfer agent fees	26,612	55,540	17,517
Fund accounting fees	5,534	10,370	4,030
Accrued distribution fees	366	1,484	1,480
Trustee fees and expenses	2,721	3,111	2,027
Administration fees	2,395	2,614	1,880
Accrued expenses	16,497	29,825	15,631
Total liabilities	971,599	282,807	463,823
Net Assets - all share classes	$56,805,068	$60,215,531	$44,890,015
Net Assets - Class S	$55,063,241	$56,228,344	$37,824,018
Net Assets - Class C	$—	$958,906	$—
Net Assets - Class A	$1,741,827	$3,028,281	$7,065,997

Net Assets Consists of
Paid-in capital	$46,895,857	$66,422,933	$40,189,505
Total distributable earnings	9,909,211	(6,207,402)	4,700,510
Net Assets	$56,805,068	$60,215,531	$44,890,015

Shares outstanding (unlimited shares authorized, no par value)
Class S	3,816,391	4,666,130	3,951,902
Class C	—	83,978	—
Class A	126,410	253,564	751,793
Net asset value (offering and redemption price per share)
Class S	$14.43	$12.05	$9.57
Class C	$—	$11.42	$—
Class A	$13.78	$11.94	$9.40
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$14.62	$12.67	$9.97

(a) Includes securities on loan of	$1,586,520	$1,376,863	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	17

ICON Sector Funds	Statements of Operations

Period Ended March 31, 2019 (Unaudited)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Investment Income
Interest	$3,359	$1,381	$—
Dividends	153,459	106,859	1,615,522
Foreign taxes withheld	—	(589)	(12,794)
Income from securities lending, net	407	556	12,547
Total investment income	157,225	108,207	1,615,275

Expenses
Advisory fees	106,294	38,867	698,118
Administration fees	5,315	1,943	34,902
Transfer agent fees	29,256	17,982	253,030
Distribution fees:
Class C	—	—	20,004
Class A	828	2,739	6,050
Registration fees	10,837	10,134	17,873
Audit and tax service expense	7,974	7,974	10,363
Fund accounting fees	6,551	3,005	33,469
Trustee fees and expenses	3,783	1,456	25,603
Insurance expense	1,269	317	9,518
Custody fees	2,034	1,460	3,919
Printing fees	4,159	2,272	21,287
Interest expense	50	1,049	538
Other expenses	6,590	3,667	35,840
Total expenses before expense reimbursement	184,940	92,865	1,170,514
Expense reimbursement by Adviser due to expense limitation agreement	(3,285)	(31,092)	(100,091)
Net Expenses	181,655	61,773	1,070,423
Net Investment Income/(Loss)	(24,430)	46,434	544,852

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments, options, and foreign currency translations	942,619	14,681	(13,675,802)
	942,619	14,681	(13,675,802)
Change in unrealized net appreciation/(depreciation) on:
Investments, options, and foreign currency	(1,080,820)	62,864	(20,963,124)
	(1,080,820)	62,864	(20,963,124)
Net realized and unrealized gain/(loss)	(138,201)	77,545	(34,638,926)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(162,631)	$123,979	$(34,094,074)

The accompanying notes are an integral part of the financial statements.

18	www.iconfunds.com

ICON Sector Funds	Statements of Operations

Period Ended March 31, 2019 (Unaudited)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Investment Income
Interest	$—	$839	$366
Dividends	449,890	340,965	158,473
Foreign taxes withheld	—	—	(2,210)
Income from securities lending, net	290	1,674	422
Total investment income	450,180	343,478	157,051

Expenses
Advisory fees	187,712	373,328	63,024
Administration fees	9,386	18,669	3,151
Transfer agent fees	41,872	80,429	21,347
Distribution fees:
Class A	1,723	3,146	2,607
Registration fees	11,108	11,495	10,550
Audit and tax service expense	7,974	7,974	7,974
Fund accounting fees	10,005	18,677	3,930
Trustee fees and expenses	6,812	13,262	2,241
Insurance expense	2,512	4,129	652
Custody fees	1,940	2,240	1,406
Printing fees	5,334	8,872	3,656
Interest expense	955	559	346
Other expenses	10,660	18,038	4,789
Total expenses before expense reimbursement	297,993	560,818	125,673
Expense reimbursement by Adviser due to expense limitation agreement	(14,351)	(2,805)	(28,207)
Net Expenses	283,642	558,013	97,466
Net Investment Income/(Loss)	166,538	(214,535)	59,585

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments and foreign currency translations	(617,281)	1,757,536	(320,102)
	(617,281)	1,757,536	(320,102)
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(3,661,156)	(8,341,811)	(436,330)
	(3,661,156)	(8,341,811)	(436,330)
Net realized and unrealized gain/(loss)	(4,278,437)	(6,584,275)	(756,432)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(4,111,899)	$(6,798,810)	$(696,847)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	19

ICON Sector Funds	Statements of Operations

Period Ended March 31, 2019 (Unaudited)

	ICON Information Technology Fund	ICON Natural Resources Fund	ICON Utilities Fund
Investment Income
Interest	$1,649	$—	$1,302
Dividends	364,555	986,011	922,944
Foreign taxes withheld	(244)	(92,535)	(9,015)
Income from securities lending, net	254	2,452	797
Total investment income	366,214	895,928	916,028

Expenses
Advisory fees	274,106	331,366	201,143
Administration fees	13,707	16,567	10,059
Transfer agent fees	56,117	112,172	45,518
Distribution fees:
Class C	—	5,128	—
Class A	2,204	4,098	7,340
Registration fees	11,643	15,788	10,784
Audit and tax service expense	7,974	7,974	7,974
Fund accounting fees	14,283	21,148	10,496
Trustee fees and expenses	9,809	11,955	6,819
Insurance expense	3,458	4,286	1,902
Custody fees	2,375	17,226	2,461
Printing fees	6,388	11,091	4,532
Interest expense	—	1,220	1,218
Other expenses	14,206	18,006	9,973
Total expenses before expense reimbursement	416,270	578,025	320,219
Expense reimbursement by Adviser due to expense limitation agreement	(3,624)	(71,891)	(66,156)
Net Expenses	412,646	506,134	254,063
Net Investment Income/(Loss)	(46,432)	389,794	661,965

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments and foreign currency translations	1,630,134	(4,000,170)	1,101,568
	1,630,134	(4,000,170)	1,101,568
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(3,267,830)	(5,732,084)	2,126,303
	(3,267,830)	(5,732,084)	2,126,303
Net realized and unrealized gain/(loss)	(1,637,696)	(9,732,254)	3,227,871
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(1,684,128)	$(9,342,460)	$3,889,836

The accompanying notes are an integral part of the financial statements.

20	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Consumer Discretionary Fund		ICON Consumer Staples Fund
	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations
Net investment income/(loss)	$(24,430)	$(114,346)	$46,434	$102,349
Net realized gain/(loss)	942,619	(258,587)	14,681	(206,426)
Change in net unrealized appreciation/(depreciation)	(1,080,820)	284,117	62,864	72,655
Net increase/(decrease) in net assets resulting from operations	(162,631)	(88,816)	123,979	(31,422)

Total Dividends and Distributions to Shareholders
Class S	—	(897,131)	(84,696)	(822,922)
Class A	—	(49,825)	(17,641)	(332,699)
Net decrease from dividends and distributions	—	(946,956)	(102,337)	(1,155,621)

Fund Share Transactions
Shares sold
Class S	2,710,018	6,793,747	4,559,037	3,369,557
Class A	48,970	917,651	4,002,701	1,568,876
Reinvested dividends and distributions
Class S	—	890,044	82,330	813,554
Class A	—	45,382	15,874	281,512
Shares repurchased
Class S	(3,924,006)	(8,520,523)	(4,465,924)	(22,117,864)
Class A	(900,419)	(880,930)	(4,448,327)	(3,258,317)
Net decrease from fund share transactions	(2,065,437)	(754,629)	(254,309)	(19,342,682)

Total net decrease in net assets	(2,228,068)	(1,790,401)	(232,667)	(20,529,725)

Net Assets
Beginning of period	24,249,455	26,039,856	7,012,842	27,542,567
End of period	$22,021,387	$24,249,455	$6,780,175	$7,012,842

Transactions in Fund Shares
Shares sold
Class S	223,636	507,945	710,078	473,310
Class A	3,988	72,430	643,150	239,901
Issued to shareholders in reinvestment of distributions
Class S	—	62,767	13,344	117,058
Class A	—	3,357	2,581	40,681
Shares repurchased
Class S	(304,968)	(645,396)	(710,736)	(3,036,610)
Class A	(72,000)	(69,802)	(696,891)	(487,184)
Net decrease	(149,344)	(68,699)	(38,474)	(2,652,844)
Shares outstanding, beginning of period	1,800,482	1,869,181	1,054,903	3,707,747
Shares outstanding, end of period	1,651,138	1,800,482	1,016,429	1,054,903

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	21

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Energy Fund		ICON Financial Fund
	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations
Net investment income/(loss)	$544,852	$499,299	$166,538	$183,321
Net realized gain/(loss)	(13,675,802)	(2,764,994)	(617,281)	3,379,014
Change in net unrealized appreciation/(depreciation)	(20,963,124)	11,093,473	(3,661,156)	849,313
Net increase/(decrease) in net assets resulting from operations	(34,094,074)	8,827,778	(4,111,899)	4,411,648

Total Dividends and Distributions to Shareholders
Class S	(500,300)	(3,237,108)	(236,071)	(92,213)
Class C	(5,336)	(89,725)	—	—
Class A	(16,295)	(119,376)	(8,439)	(2,629)
Net decrease from dividends and distributions	(521,931)	(3,446,209)	(244,510)	(94,842)

Fund Share Transactions
Shares sold
Class S	5,301,848	18,098,615	2,496,501	10,035,038
Class C	509,183	241,401	—	—
Class A	515,355	1,463,565	177,429	813,466
Reinvested dividends and distributions
Class S	484,438	3,129,585	230,086	90,005
Class C	4,627	77,225	—	—
Class A	11,327	82,657	7,617	2,397
Shares repurchased, net of redemption fees
Class S	(22,477,034)	(79,304,224)	(7,495,818)	(9,788,249)
Class C	(524,119)	(2,796,501)	—	—
Class A	(1,667,746)	(4,731,193)	(159,507)	(1,648,620)
Net decrease from fund share transactions	(17,842,121)	(63,738,870)	(4,743,692)	(495,963)

Total net increase/(decrease) in net assets	(52,458,126)	(58,357,301)	(9,100,101)	3,820,843

Net Assets
Beginning of period	180,995,070	239,352,371	45,012,016	41,191,173
End of period	$128,536,944	$180,995,070	$35,911,915	$45,012,016

Transactions in Fund Shares
Shares sold
Class S	502,027	1,437,533	254,529	938,255
Class C	55,739	20,373	—	—
Class A	48,622	120,172	18,019	73,446
Issued to shareholders in reinvestment of distributions
Class S	51,923	251,574	26,477	8,357
Class C	526	6,534	—	—
Class A	1,225	6,692	876	222
Shares repurchased
Class S	(2,127,333)	(6,360,889)	(748,187)	(906,394)
Class C	(53,174)	(237,781)	—	—
Class A	(167,769)	(377,099)	(15,990)	(148,209)
Net decrease	(1,688,214)	(5,132,891)	(464,276)	(34,323)
Shares outstanding, beginning of period	14,008,435	19,141,326	4,103,596	4,137,919
Shares outstanding, end of period	12,320,221	14,008,435	3,639,320	4,103,596

The accompanying notes are an integral part of the financial statements.

22	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Healthcare Fund		ICON Industrials Fund
	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations
Net investment income/(loss)	$(214,535)	$(474,043)	$59,585	$(3,465)
Net realized gain/(loss)	1,757,536	5,271,578	(320,102)	787,164
Change in net unrealized appreciation/(depreciation)	(8,341,811)	8,892,330	(436,330)	(394,652)
Net increase/(decrease) in net assets resulting from operations	(6,798,810)	13,689,865	(696,847)	389,047

Total Dividends and Distributions to Shareholders
Class S	(4,850,318)	(1,986,285)	—	—
Class A	(171,738)	(90,235)	—	—
Net decrease from dividends and distributions	(5,022,056)	(2,076,520)	—	—

Fund Share Transactions
Shares sold
Class S	6,496,741	8,386,003	2,236,269	4,277,404
Class A	118,993	246,905	1,589,693	166,793
Reinvested dividends and distributions
Class S	4,678,462	1,910,895	—	—
Class A	153,187	81,620	—	—
Shares repurchased
Class S	(10,036,331)	(25,718,143)	(1,868,845)	(8,470,654)
Class A	(265,929)	(1,954,040)	(1,818,154)	(1,480,104)
Net increase/(decrease) from fund share transactions	1,145,123	(17,046,760)	138,963	(5,506,561)

Total net decrease in net assets	(10,675,743)	(5,433,415)	(557,884)	(5,117,514)

Net Assets
Beginning of period	81,789,006	87,222,421	12,770,018	17,887,532
End of period	$71,113,263	$81,789,006	$12,212,134	$12,770,018

Transactions in Fund Shares
Shares sold
Class S	353,368	473,772	167,487	281,772
Class A	7,271	14,777	104,265	11,365
Issued to shareholders in reinvestment of distributions
Class S	298,181	116,647	—	—
Class A	10,260	5,202	—	—
Shares repurchased
Class S	(586,847)	(1,511,240)	(134,246)	(566,523)
Class A	(15,815)	(116,334)	(128,966)	(98,337)
Net increase/(decrease)	66,418	(1,017,176)	8,540	(371,723)
Shares outstanding, beginning of period	4,131,495	5,148,671	824,827	1,196,550
Shares outstanding, end of period	4,197,913	4,131,495	833,367	824,827

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	23

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Information Technology Fund		ICON Natural Resources Fund
	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations
Net investment income/(loss)	$(46,432)	$(411,753)	$389,794	$1,608,237
Net realized gain/(loss)	1,630,134	8,085,910	(4,000,170)	9,330,986
Change in net unrealized appreciation/(depreciation)	(3,267,830)	166,298	(5,732,084)	(4,314,715)
Net increase/(decrease) in net assets resulting from operations	(1,684,128)	7,840,455	(9,342,460)	6,624,508

Total Dividends and Distributions to Shareholders
Class S	(7,045,061)	(13,288,826)	(10,265,181)	(926,150)
Class C	—	—	(184,114)	(20,983)
Class A	(238,720)	(488,662)	(489,958)	(64,170)
Net decrease from dividends and distributions	(7,283,781)	(13,777,488)	(10,939,253)	(1,011,303)

Fund Share Transactions
Shares sold
Class S	1,491,734	8,513,236	6,820,565	29,189,297
Class C	—	—	428,029	358,860
Class A	184,989	471,172	460,529	2,692,213
Reinvested dividends and distributions
Class S	6,871,071	12,849,470	9,920,274	896,662
Class C	—	—	167,425	19,514
Class A	207,711	431,663	452,538	54,020
Shares repurchased
Class S	(6,125,139)	(25,411,771)	(18,467,147)	(27,779,331)
Class C	—	—	(495,399)	(1,053,050)
Class A	(431,941)	(1,426,575)	(1,112,694)	(4,497,790)
Net increase/(decrease) from fund share transactions	2,198,425	(4,572,805)	(1,825,880)	(119,605)

Total net increase/(decrease) in net assets	(6,769,484)	(10,509,838)	(22,107,593)	5,493,600

Net Assets
Beginning of period	63,574,552	74,084,390	82,323,124	76,829,524
End of period	$56,805,068	$63,574,552	$60,215,531	$82,323,124

Transactions in Fund Shares
Shares sold
Class S	107,589	490,644	529,200	1,826,509
Class C	—	—	36,770	23,436
Class A	12,840	27,989	32,393	168,035
Issued to shareholders in reinvestment of distributions
Class S	567,857	798,104	915,154	57,149
Class C	—	—	16,255	1,304
Class A	17,953	27,778	42,097	3,481
Shares repurchased
Class S	(435,315)	(1,434,351)	(1,452,558)	(1,740,876)
Class C	—	—	(44,634)	(69,003)
Class A	(31,355)	(81,689)	(81,306)	(282,127)
Net increase/(decrease)	239,569	(171,525)	(6,629)	(12,092)
Shares outstanding, beginning of period	3,703,232	3,874,757	5,010,301	5,022,393
Shares outstanding, end of period	3,942,801	3,703,232	5,003,672	5,010,301

The accompanying notes are an integral part of the financial statements.

24	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Utilities Fund
	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations
Net investment income/(loss)	$661,965	$1,140,787
Net realized gain/(loss)	1,101,568	(63,162)
Change in net unrealized appreciation/(depreciation)	2,126,303	149,787
Net increase/(decrease) in net assets resulting from operations	3,889,836	1,227,412

Total Dividends and Distributions to Shareholders
Class S	(839,502)	(2,743,816)
Class A	(132,109)	(610,900)
Net decrease from dividends and distributions	(971,611)	(3,354,716)

Fund Share Transactions
Shares sold
Class S	14,521,549	9,480,817
Class A	1,586,180	482,608
Reinvested dividends and distributions
Class S	816,089	2,667,776
Class A	55,189	332,205
Shares repurchased
Class S	(10,833,259)	(15,345,698)
Class A	(597,193)	(3,176,944)
Net increase/(decrease) from fund share transactions	5,548,555	(5,559,236)

Total net increase/(decrease) in net assets	8,466,780	(7,686,540)

Net Assets
Beginning of period	36,423,235	44,109,775
End of period	$44,890,015	$36,423,235

Transactions in Fund Shares
Shares sold
Class S	1,587,268	1,072,968
Class A	175,205	55,872
Issued to shareholders in reinvestment of distributions
Class S	90,844	305,598
Class A	6,250	38,729
Shares repurchased
Class S	(1,215,554)	(1,744,614)
Class A	(66,758)	(364,825)
Net increase/(decrease)	577,255	(636,272)
Shares outstanding, beginning of period	4,126,440	4,762,712
Shares outstanding, end of period	4,703,695	4,126,440

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	25

ICON Consumer Discretionary Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$13.51		$13.97	$13.55	$14.27	$15.55	$14.50
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.01)		(0.06)	(0.06)	(0.03)	(0.07)	(0.07)
Net realized and unrealized gains/(losses) on investments	(0.14)		0.10	1.25	0.65	1.03	1.12
Total from investment operations	(0.15)		0.04	1.19	0.62	0.96	1.05

Less dividends and distributions:
Distributions from net realized gains	—		(0.50)	(0.77)	(1.34)	(2.24)	—
Total dividends and distributions	—		(0.50)	(0.77)	(1.34)	(2.24)	—

Net asset value, end of period	$13.36		$13.51	$13.97	$13.55	$14.27	$15.55

Total Return	(1.11	)%(b)	0.14%	8.93%	4.49%	5.80%	7.24%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$21,409		$22,755	$24,566	$37,263	$44,913	$55,476

Ratio of expenses to average net assets
Before expense limitation	1.70	%(c)	1.60%	1.46%	1.42%	1.43%	1.46%
After expense limitation(d)	1.70	%(c)	1.60%	1.46%	1.42%	1.43%	1.46%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.22	)%(c)	(0.44)%	(0.43)%	(0.22)%	(0.44)%	(0.47)%
After expense limitation(d)	(0.22	)%(c)	(0.44)%	(0.43)%	(0.22)%	(0.44)%	(0.47)%
Portfolio turnover rate	89	%(b)	137%	152%	158%	201%	202%

(a)	Calculated using the average shares method.
(b)	Not Annualized.

(c)	Annualized.

(d)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

26	www.iconfunds.com

ICON Consumer Discretionary Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$12.85		$13.36	$13.06	$13.88	$15.24	$14.25
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.03)		(0.11)	(0.13)	(0.10)	(0.14)	(0.12)
Net realized and unrealized gains/(losses) on investments	(0.13)		0.10	1.20	0.62	1.02	1.11
Total from investment operations	(0.16)		(0.01)	1.07	0.52	0.88	0.99

Less dividends and distributions:
Distributions from net realized gains	—		(0.50)	(0.77)	(1.34)	(2.24)	—
Total dividends and distributions	—		(0.50)	(0.77)	(1.34)	(2.24)	—

Net asset value, end of period	$12.69		$12.85	$13.36	$13.06	$13.88	$15.24

Total Return(c)	(1.25	)%(d)	(0.24)%	8.32%	3.86%	5.34%	6.95%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$613		$1,495	$1,474	$2,368	$2,999	$2,492

Ratio of expenses to average net assets
Before expense limitation	2.99	%(e)	2.28%	2.22%	2.13%	1.91%	1.76%
After expense limitation(f)	1.99	%(e)	1.99%	1.99%	1.99%	1.91%	1.76%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.47	)%(e)	(1.14)%	(1.20)%	(0.92)%	(0.97)%	(0.80)%
After expense limitation(f)	(0.47	)%(e)	(0.85)%	(0.97)%	(0.78)%	(0.97)%	(0.80)%
Portfolio turnover rate	89	%(d)	137%	152%	158%	201%	202%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	27

ICON Consumer Staples Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$6.66		$7.43	$7.98	$9.20		$11.55	$11.18
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.04		0.06	0.02	0.02		0.04	0.11
Net realized and unrealized gains/(losses) on investments	0.07		0.01 (b)	0.41	0.96		0.98	1.31
Total from investment operations	0.11		0.07	0.43	0.98		1.02	1.42

Less dividends and distributions:
Dividends from net investment income	(0.09)		(0.01)	(0.02)	(0.00	)(c)	(0.22)	(0.03)
Distributions from net realized gains	—		(0.83)	(0.96)	(2.20)		(3.15)	(1.02)
Total dividends and distributions	(0.09)		(0.84)	(0.98)	(2.20)		(3.37)	(1.05)

Net asset value, end of period	$6.68		$6.66	$7.43	$7.98		$9.20	$11.55

Total Return	1.75	%(d)	0.50%	6.15%	12.09%		8.66%	13.32%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$5,372		$5,275	$24,069	$31,799		$8,651	$25,731

Ratio of expenses to average net assets
Before expense limitation	2.35	%(e)	2.17%	1.70%	1.74%		1.87%	1.45%
After expense limitation(f)	1.53	%(e)	1.51%	1.50%	1.51%		1.51%	1.45%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.46	%(e)	0.28%	0.04%	0.00	%(g)	(0.01)%	0.94%
After expense limitation(f)	1.28	%(e)	0.94%	0.24%	0.23%		0.35%	0.94%
Portfolio turnover rate	115	%(d)	58%	118%	125%		16%	52%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Amount less than $(0.005).

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(g)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.

28	www.iconfunds.com

ICON Consumer Staples Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$6.61		$7.40	$7.96	$9.19		$11.58	$11.23
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.03		0.06	(0.01)	(0.00	)(c)	0.02	0.07
Net realized and unrealized gains/(losses) on investments	0.07		(0.01)	0.42	0.97		0.97	1.32
Total from investment operations	0.10		0.05	0.41	0.97		0.99	1.39

Less dividends and distributions:
Dividends from net investment income	(0.06)		(0.01)	(0.01)	(0.00	)(c)	(0.23)	(0.02)
Distributions from net realized gains	—		(0.83)	(0.96)	(2.20)		(3.15)	(1.02)
Total dividends and distributions	(0.06)		(0.84)	(0.97)	(2.20)		(3.38)	(1.04)

Net asset value, end of period	$6.65		$6.61	$7.40	$7.96		$9.19	$11.58

Total Return(d)	1.66	%(e)	0.17%	5.91%	11.93%		8.32%	12.99%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,408		$1,738	$3,473	$8,409		$3,602	$2,740

Ratio of expenses to average net assets
Before expense limitation	2.53	%(f)	2.29%	1.97%	1.97%		2.12%	2.04%
After expense limitation(g)	1.77	%(f)	1.77%	1.75%	1.76%		1.76%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.22	%(f)	0.31%	(0.30)%	(0.23)%		(0.15)%	0.35%
After expense limitation(g)	0.98	%(f)	0.83%	(0.08)%	(0.02)%		0.21%	0.64%
Portfolio turnover rate	115	%(e)	58%	118%	125%		16%	52%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.

(c)	Amount less than $(0.005).

(d)	The total return calculation excludes any sales charges.

(e)	Not Annualized.

(f)	Annualized.

(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	29

ICON Energy Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$12.95		$12.53	$12.66	$11.17	$22.30	$22.59
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.04		0.04	0.06	0.24	0.11	0.11
Net realized and unrealized gains/(losses) on investments	(2.49)		0.58	(0.11)	1.36	(7.42)	0.33
Total from investment operations	(2.45)		0.62	(0.05)	1.60	(7.31)	0.44

Less dividends and distributions:
Dividends from net investment income	(0.04)		(0.20)	(0.08)	(0.11)	(0.09)	(0.06)
Distributions from net realized gains	—		—	—	—	(3.73)	(0.67)
Total dividends and distributions	(0.04)		(0.20)	(0.08)	(0.11)	(3.82)	(0.73)

Net asset value, end of period	$10.46		$12.95	$12.53	$12.66	$11.17	$22.30

Total Return	(18.88	)%(b)	4.99%	(0.44)%	14.55%	(36.37)%	1.92%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$120,585		$169,661	$222,707	$327,497	$320,486	$615,541

Ratio of expenses to average net assets
Before expense limitation	1.64	%(c)	1.50%	1.41%	1.44%	1.42%	1.28%
After expense limitation(d)	1.50	%(c)	1.50%	1.41%	1.44%	1.42%	1.28%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.68	%(c)	0.28%	0.46%	2.04%	0.74%	0.46%
After expense limitation(d)	0.82	%(c)	0.28%	0.46%	2.04%	0.74%	0.46%
Portfolio turnover rate	31	%(b)	69%	74%	99%	154%	97%

(a)	Calculated using the average shares method.

(b)	Not Annualized.

(c)	Annualized.

(d)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

30	www.iconfunds.com

ICON Energy Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$12.21		$11.92	$12.14	$10.77	$21.74	$22.21
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.01)		(0.08)	(0.07)	0.11	(0.04)	(0.15)
Net realized and unrealized gains/(losses) on investments	(2.35)		0.54	(0.11)	1.31	(7.20)	0.35
Total from investment operations	(2.36)		0.46	(0.18)	1.42	(7.24)	0.20

Less dividends and distributions:
Dividends from net investment income	(0.01)		(0.17)	(0.04)	(0.05)	—	—
Distributions from net realized gains	—		—	—	—	(3.73)	(0.67)
Total dividends and distributions	(0.01)		(0.17)	(0.04)	(0.05)	(3.73)	(0.67)

Redemption fees	—		0.00 (c)	—	—	—	—
Net asset value, end of period	$9.84		$12.21	$11.92	$12.14	$10.77	$21.74

Total Return(d)	(19.28	)%(e)	3.87%	(1.46)%	13.31%	(36.99)%	0.83%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,012		$4,941	$7,333	$10,124	$9,972	$17,170

Ratio of expenses to average net assets
Before expense limitation	2.72	%(f)	2.55%	2.47%	2.49%	2.43%	2.38%
After expense limitation(g)	2.50	%(f)	2.50%	2.47%	2.49%	2.43%	2.38%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.39	)%(f)	(0.76)%	(0.61)%	0.99%	(0.26)%	(0.65)%
After expense limitation(g)	(0.17	)%(f)	(0.71)%	(0.61)%	0.99%	(0.26)%	(0.65)%
Portfolio turnover rate	31	%(e)	69%	74%	99%	154%	97%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Amount less than $0.005.
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	31

ICON Energy Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$12.83		$12.44	$12.60	$11.11	$22.20	$22.50
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.03		0.01	0.02	0.21	0.07	0.04
Net realized and unrealized gains/(losses) on investments	(2.47)		0.57	(0.11)	1.35	(7.39)	0.35
Total from investment operations	(2.44)		0.58	(0.09)	1.56	(7.32)	0.39

Less dividends and distributions:
Dividends from net investment income	(0.03)		(0.19)	(0.07)	(0.07)	(0.04)	(0.02)
Distributions from net realized gains	—		—	—	—	(3.73)	(0.67)
Total dividends and distributions	(0.03)		(0.19)	(0.07)	(0.07)	(3.77)	(0.69)

Net asset value, end of period	$10.36		$12.83	$12.44	$12.60	$11.11	$22.20

Total Return(b)	(18.96	)%(c)	4.71%	(0.76)%	14.19%	(36.55)%	1.67%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,939		$6,394	$9,312	$14,648	$14,588	$26,695

Ratio of expenses to average net assets
Before expense limitation	1.91	%(d)	1.75%	1.72%	1.73%	1.66%	1.55%
After expense limitation(e)	1.75	%(d)	1.75%	1.72%	1.73%	1.66%	1.55%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.41	%(d)	0.06%	0.15%	1.77%	0.50%	0.19%
After expense limitation(e)	0.57	%(d)	0.06%	0.15%	1.77%	0.50%	0.19%
Portfolio turnover rate	31	%(c)	69%	74%	99%	154%	97%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

32	www.iconfunds.com

ICON Financial Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$10.97		$9.95	$7.67	$7.74	$7.83	$7.47
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.04		0.05	0.03	0.08	0.04	0.00 (b)
Net realized and unrealized gains/(losses) on investments	(1.07)		0.99	2.34	(0.15)	(0.08)	0.54
Total from investment operations	(1.03)		1.04	2.37	(0.07)	(0.04)	0.54

Less dividends and distributions:
Dividends from net investment income	(0.07)		(0.02)	(0.09)	—	(0.05)	(0.18)
Total dividends and distributions	(0.07)		(0.02)	(0.09)	—	(0.05)	(0.18)

Net asset value, end of period	$9.87		$10.97	$9.95	$7.67	$7.74	$7.83

Total Return	(9.34	)%(c)	10.48%	30.96%	(0.90)%	(0.55)%	7.27%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$34,523		$43,500	$39,072	$43,354	$49,106	$32,286

Ratio of expenses to average net assets
Before expense limitation	1.56	%(d)	1.44%	1.40%	1.40%	1.49%	1.64%
After expense limitation(e)	1.50	%(d)	1.44%	1.40%	1.40%	1.49%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.84	%(d)	0.41%	0.28%	1.00%	0.52%	(0.20)%
After expense limitation(e)	0.90	%(d)	0.41%	0.28%	1.00%	0.52%	(0.06)%
Portfolio turnover rate	5	%(c)	44%	68%	49%	51%	79%

(a)	Calculated using the average shares method.
(b)	Amount less than $0.005.
(c)	Not Annualized.
(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	33

ICON Financial Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$10.98		$9.99	$7.71	$7.82	$7.89	$7.37
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.03		0.01	(0.01)	0.05	0.02	(0.02)
Net realized and unrealized gains/(losses) on investments	(1.08)		0.99	2.37	(0.16)	(0.07)	0.54
Total from investment operations	(1.05)		1.00	2.36	(0.11)	(0.05)	0.52

Less dividends and distributions:
Dividends from net investment income	(0.06)		(0.01)	(0.08)	—	(0.02)	—
Total dividends and distributions	(0.06)		(0.01)	(0.08)	—	(0.02)	—

Net asset value, end of period	$9.87		$10.98	$9.99	$7.71	$7.82	$7.89

Total Return(c)	(9.49	)%(d)	10.04%	30.68%	(1.41)%	(0.69)%	7.20%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,389		$1,512	$2,119	$2,542	$1,974	$541

Ratio of expenses to average net assets
Before expense limitation	2.27	%(e)	1.98%	2.05%	2.12%	2.19%	2.35%
After expense limitation(f)	1.75	%(e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.13	%(e)	(0.13)%	(0.37)%	0.26%	(0.15)%	(0.86)%
After expense limitation(f)	0.65	%(e)	0.10%	(0.07)%	0.63%	0.29%	(0.26)%
Portfolio turnover rate	5	%(d)	44%	68%	49%	51%	79%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

34	www.iconfunds.com

ICON Healthcare Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$19.83		$16.97	$15.40	$17.83	$22.42	$22.17
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.05)		(0.10)	(0.05)	(0.04)	(0.09)	(0.11)
Net realized and unrealized gains/(losses) on investments	(1.62)		3.38	1.86	1.54	1.02	6.18
Total from investment operations	(1.67)		3.28	1.81	1.50	0.93	6.07

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	—	(0.03)
Distributions from net realized gains	(1.19)		(0.42)	(0.24)	(3.93)	(5.52)	(5.79)
Total dividends and distributions	(1.19)		(0.42)	(0.24)	(3.93)	(5.52)	(5.82)

Net asset value, end of period	$16.97		$19.83	$16.97	$15.40	$17.83	$22.42

Total Return	(7.91	)%(b)	19.84%	11.94%	9.44%	2.55%	32.27%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$68,689		$78,975	$83,234	$76,218	$95,109	$148,261

Ratio of expenses to average net assets
Before expense limitation	1.49	%(c)	1.45%	1.41%	1.44%	1.36%	1.36%
After expense limitation(d)	1.49	%(c)	1.45%	1.41%	1.44%	1.36%	1.36%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.57	)%(c)	(0.60)%	(0.33)%	(0.26)%	(0.45)%	(0.53)%
After expense limitation(d)	(0.57	)%(c)	(0.60)%	(0.33)%	(0.26)%	(0.45)%	(0.53)%
Portfolio turnover rate	22	%(b)	63%	174%	107%	141%	188%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	35

ICON Healthcare Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$18.95		$16.29	$14.84	$17.37	$22.01	$21.92
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.07)		(0.15)	(0.10)	(0.09)	(0.14)	(0.14)
Net realized and unrealized gains/(losses) on investments	(1.55)		3.23	1.79	1.49	1.02	6.03
Total from investment operations	(1.62)		3.08	1.69	1.40	0.88	5.89

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	—	(0.01)
Distributions from net realized gains	(1.19)		(0.42)	(0.24)	(3.93)	(5.52)	(5.79)
Total dividends and distributions	(1.19)		(0.42)	(0.24)	(3.93)	(5.52)	(5.80)

Net asset value, end of period	$16.14		$18.95	$16.29	$14.84	$17.37	$22.01

Total Return(c)	(8.02	)%(d)	19.43%	11.58%	9.03%	2.33%	31.72%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,425		$2,814	$3,989	$4,921	$15,317	$10,878

Ratio of expenses to average net assets
Before expense limitation	1.97	%(e)	1.86%	1.86%	1.79%	1.62%	1.62%
After expense limitation(f)	1.75	%(e)	1.75%	1.75%	1.75%	1.62%	1.62%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.05	)%(e)	(1.01)%	(0.78)%	(0.63)%	(0.69)%	(0.66)%
After expense limitation(f)	(0.83	)%(e)	(0.90)%	(0.67)%	(0.59)%	(0.69)%	(0.66)%
Portfolio turnover rate	22	%(d)	63%	174%	107%	141%	188%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

36	www.iconfunds.com

ICON Industrials Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$15.50		$14.97	$12.26	$10.94	$11.67	$10.56
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.07		0.00 (b)	(0.04)	(0.02)	0.01	0.01
Net realized and unrealized gains/(losses) on investments	(0.90)		0.53	2.75	1.34	(0.73)	1.16
Total from investment operations	(0.83)		0.53	2.71	1.32	(0.72)	1.17

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	(0.01)	(0.06)
Total dividends and distributions	—		—	—	—	(0.01)	(0.06)

Net asset value, end of period	$14.67		$15.50	$14.97	$12.26	$10.94	$11.67

Total Return	(5.35	)%(c)	3.54%	22.10%	12.07%	(6.15)%	11.14%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$11,476		$11,614	$15,482	$23,957	$14,251	$35,883

Ratio of expenses to average net assets
Before expense limitation	1.97	%(d)	1.80%	1.69%	1.73%	1.53%	1.41%
After expense limitation(e)	1.50	%(d)	1.50%	1.51%	1.50%	1.50%	1.41%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.49	%(d)	(0.29)%	(0.50)%	(0.37)%	0.07%	0.07%
After expense limitation(e)	0.96	%(d)	0.01%	(0.32)%	(0.14)%	0.10%	0.07%
Portfolio turnover rate	45	%(c)	87%	75%	87%	23%	30%

(a)	Calculated using the average shares method.
(b)	Amount less than $0.005.
(c)	Not Annualized.
(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	37

ICON Industrials Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$15.27		$14.79	$12.14	$10.86	$11.58	$10.45
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.06		(0.04)	(0.07)	(0.04)	(0.02)	(0.03)
Net realized and unrealized gains/(losses) on investments	(0.90)		0.52	2.72	1.32	(0.70)	1.16
Total from investment operations	(0.84)		0.48	2.65	1.28	(0.72)	1.13

Net asset value, end of period	$14.43		$15.27	$14.79	$12.14	$10.86	$11.58

Total Return(c)	(5.50	)%(d)	3.25%	21.83%	11.79%	(6.22)%	10.81%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$736		$1,156	$2,406	$998	$596	$298

Ratio of expenses to average net assets
Before expense limitation	2.11	%(e)	2.32%	2.05%	2.96%	2.67%	2.02%
After expense limitation(f)	1.75	%(e)	1.75%	1.76%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.56	%(e)	(0.85)%	(0.79)%	(1.59)%	(1.11)%	(0.56)%
After expense limitation(f)	0.92	%(e)	(0.28)%	(0.50)%	(0.38)%	(0.19)%	(0.29)%
Portfolio turnover rate	45	%(d)	87%	75%	87%	23%	30%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

38	www.iconfunds.com

ICON Information Technology Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$17.19		$19.14	$17.96	$14.95	$13.55	$11.44
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.01)		(0.10)	(0.10)	(0.07)	(0.09)	(0.07)
Net realized and unrealized gains/(losses) on investments	(0.71)		2.09	4.53	3.08	1.49	2.18
Total from investment operations	(0.72)		1.99	4.43	3.01	1.40	2.11

Less dividends and distributions:
Dividends from net investment income	—		(0.08)	—	—	—	—
Distributions from net realized gains	(2.04)		(3.86)	(3.25)	—	—	—
Total dividends and distributions	(2.04)		(3.94)	(3.25)	—	—	—

Net asset value, end of period	$14.43		$17.19	$19.14	$17.96	$14.95	$13.55

Total Return	(1.88	)%(b)	11.82%	29.46%	20.13%	10.33%	18.44%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$55,063		$61,474	$71,249	$48,953	$45,343	$50,363

Ratio of expenses to average net assets
Before expense limitation	1.50	%(c)	1.41%	1.42%	1.49%	1.44%	1.40%
After expense limitation(d)	1.50	%(c)	1.41%	1.42%	1.49%	1.44%	1.40%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.16	)%(c)	(0.60)%	(0.58)%	(0.46)%	(0.62)%	(0.56)%
After expense limitation(d)	(0.16	)%(c)	(0.60)%	(0.58)%	(0.46)%	(0.62)%	(0.56)%
Portfolio turnover rate	57	%(b)	98%	116%	94%	43%	48%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	39

ICON Information Technology Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$16.55		$18.55		$17.55	$14.65	$13.32	$11.30
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.03)		(0.16)		(0.15)	(0.11)	(0.14)	(0.11)
Net realized and unrealized gains/(losses) on investments	(0.70)		2.02		4.40	3.01	1.47	2.13
Total from investment operations	(0.73)		1.86		4.25	2.90	1.33	2.02

Less dividends and distributions:
Dividends from net investment income	—		(0.00	)(c)	—	—	—	—
Distributions from net realized gains	(2.04)		(3.86)		(3.25)	—	—	—
Total dividends and distributions	(2.04)		(3.86)		(3.25)	—	—	—

Net asset value, end of period	$13.78		$16.55		$18.55	$17.55	$14.65	$13.32

Total Return(d)	(2.03	)%(e)	11.43%		29.08%	19.80%	9.99%	17.88%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,742		$2,101		$2,836	$2,631	$3,170	$455

Ratio of expenses to average net assets
Before expense limitation	2.16	%(f)	2.00%		2.01%	2.17%	1.90%	1.94%
After expense limitation(g)	1.75	%(f)	1.75%		1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.81	)%(f)	(1.20)%		(1.16)%	(1.12)%	(1.07)%	(1.10)%
After expense limitation(g)	(0.40	)%(f)	(0.95)%		(0.90)%	(0.70)%	(0.92)%	(0.91)%
Portfolio turnover rate	57	%(e)	98%		116%	94%	43%	48%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	Amount less than $(0.005).
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

40	www.iconfunds.com

ICON Natural Resources Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016 (a)	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$16.45		$15.32	$12.82	$11.86	$15.09	$13.43
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.08		0.31	0.01	0.10	0.04	0.04
Net realized and unrealized gains/(losses) on investments	(2.13)		1.01	2.56	1.80	(3.23)	1.68
Total from investment operations	(2.05)		1.32	2.57	1.90	(3.19)	1.72

Less dividends and distributions:
Dividends from net investment income	(0.33)		—	(0.07)	(0.06)	(0.04)	(0.06)
Distributions from net realized gains	(2.02)		(0.19)	—	(0.88)	—	—
Total dividends and distributions	(2.35)		(0.19)	(0.07)	(0.94)	(0.04)	(0.06)

Net asset value, end of period	$12.05		$16.45	$15.32	$12.82	$11.86	$15.09

Total Return	(10.88	)%(c)	8.68%	20.13%	17.24%	(21.22)%	12.85%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$56,228		$76,916	$69,444	$65,787	$60,404	$93,610

Ratio of expenses to average net assets
Before expense limitation	1.70	%(d)	1.58%	1.52%	1.59%	1.42%	1.36%
After expense limitation(e)	1.50	%(d)	1.50%	1.50%	1.50%	1.42%	1.36%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	1.01	%(d)	1.86%	0.06%	0.70%	0.27%	0.26%
After expense limitation(e)	1.21	%(d)	1.94%	0.08%	0.79%	0.27%	0.26%
Portfolio turnover rate	34	%(c)	117%	68%	81%	48%	33%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.

(c)	Not Annualized.
(d)	Annualized.

(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	41

ICON Natural Resources Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016 (a)	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$15.57		$14.65	$12.36	$11.51	$14.77	$13.24
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.01		0.14	(0.13)	(0.03)	(0.11)	(0.12)
Net realized and unrealized gains/(losses) on investments	(2.01)		0.97	2.47	1.76	(3.15)	1.65
Total from investment operations	(2.00)		1.11	2.34	1.73	(3.26)	1.53

Less dividends and distributions:
Dividends from net investment income	(0.13)		—	(0.05)	—	—	—
Distributions from net realized gains	(2.02)		(0.19)	—	(0.88)	—	—
Total dividends and distributions	(2.15)		(0.19)	(0.05)	(0.88)	—	—

Net asset value, end of period	$11.42		$15.57	$14.65	$12.36	$11.51	$14.77

Total Return(c)	(11.37	)%(d)	7.63%	18.97%	16.11%	(22.07)%	11.56%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$959		$1,177	$1,756	$1,435	$834	$675

Ratio of expenses to average net assets
Before expense limitation	3.19	%(e)	2.79%	2.85%	3.01%	2.94%	4.17%
After expense limitation(f)	2.50	%(e)	2.50%	2.50%	2.51%	2.50%	2.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.47	)%(e)	0.64%	(1.27)%	(0.73)%	(1.22)%	(2.51)%
After expense limitation(f)	0.22	%(e)	0.93%	(0.92)%	(0.23)%	(0.78)%	(0.84)%
Portfolio turnover rate	34	%(d)	117%	68%	81%	48%	33%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.

(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

42	www.iconfunds.com

ICON Natural Resources Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016 (a)	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$16.25		$15.17	$12.73	$11.75	$14.96	$13.36
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.06		0.29	(0.03)	0.06	(0.01)	(0.01)
Net realized and unrealized gains/(losses) on investments	(2.10)		0.98	2.54	1.81	(3.20)	1.67
Total from investment operations	(2.04)		1.27	2.51	1.87	(3.21)	1.66

Less dividends and distributions:
Dividends from net investment income	(0.25)		—	(0.07)	(0.01)	—	(0.06)
Distributions from net realized gains	(2.02)		(0.19)	—	(0.88)	—	—
Total dividends and distributions	(2.27)		(0.19)	(0.07)	(0.89)	—	(0.06)

Net asset value, end of period	$11.94		$16.25	$15.17	$12.73	$11.75	$14.96

Total Return(c)	(11.05	)%(d)	8.43%	19.81%	17.05%	(21.46)%	12.47%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,028		$4,231	$5,629	$4,451	$3,078	$8,229

Ratio of expenses to average net assets
Before expense limitation	2.17	%(e)	1.86%	1.91%	2.02%	1.76%	1.72%
After expense limitation(f)	1.75	%(e)	1.75%	1.75%	1.75%	1.75%	1.72%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.56	%(e)	1.71%	(0.35)%	0.24%	(0.06)%	(0.07)%
After expense limitation(f)	0.98	%(e)	1.82%	(0.19)%	0.51%	(0.05)%	(0.07)%
Portfolio turnover rate	34	%(d)	117%	68%	81%	48%	33%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.

(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	43

ICON Utilities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$8.85		$9.29	$9.49		$8.03	$7.90	$7.22
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.15		0.28	0.27		0.30	0.28	0.22
Net realized and unrealized gains/(losses) on investments	0.78		0.07	0.59		1.43	0.11	0.69
Total from investment operations	0.93		0.35	0.86		1.73	0.39	0.91

Less dividends and distributions:
Dividends from net investment income	(0.16)		(0.31)	(0.27)		(0.27)	(0.26)	(0.23)
Distributions from net realized gains	(0.05)		(0.48)	(0.79)		—	—	—
Total dividends and distributions	(0.21)		(0.79)	(1.06)		(0.27)	(0.26)	(0.23)

Net asset value, end of period	$9.57		$8.85	$9.29		$9.49	$8.03	$7.90

Total Return	10.70	%(b)	4.17%	9.88%		21.74%	4.93%	12.69%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$37,824		$30,883	$35,816		$43,864	$19,107	$17,920

Ratio of expenses to average net assets
Before expense limitation	1.57	%(c)	1.60%	1.54%		1.59%	1.70%	1.52%
After expense limitation(d)	1.23	%(c)	1.22%	1.44	%(e)	1.50%	1.50%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.98	%(c)	2.82%	2.83%		3.15%	3.12%	2.84%
After expense limitation(d)	3.32	%(c)	3.20%	2.93%		3.24%	3.32%	2.86%
Portfolio turnover rate	85	%(b)	156%	160%		168%	243%	107%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.
(e)	Effective July 1, 2017, the annual expense limitation rate changed from 1.50% to 1.22%.

The accompanying notes are an integral part of the financial statements.

44	www.iconfunds.com

ICON Utilities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of period	$8.70		$9.14	$9.35		$7.92	$7.81	$7.14
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.14		0.25	0.24		0.28	0.26	0.21
Net realized and unrealized gains/(losses) on investments	0.76		0.08	0.59		1.40	0.11	0.68
Total from investment operations	0.90		0.33	0.83		1.68	0.37	0.89

Less dividends and distributions:
Dividends from net investment income	(0.15)		(0.29)	(0.25)		(0.25)	(0.26)	(0.22)
Distributions from net realized gains	(0.05)		(0.48)	(0.79)		—	—	—
Total dividends and distributions	(0.20)		(0.77)	(1.04)		(0.25)	(0.26)	(0.22)

Net asset value, end of period	$9.40		$8.70	$9.14		$9.35	$7.92	$7.81

Total Return(c)	10.52	%(d)	3.97%	9.63%		21.29%	4.63%	12.44%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$7,066		$5,540	$8,293		$15,868	$5,679	$2,517

Ratio of expenses to average net assets
Before expense limitation	1.74	%(e)	1.73%	1.84%		1.79%	1.89%	1.81%
After expense limitation(f)	1.47	%(e)	1.47%	1.69	%(g)	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.85	%(e)	2.62%	2.48%		3.10%	3.04%	2.69%
After expense limitation(f)	3.12	%(e)	2.88%	2.63%		3.14%	3.18%	2.75%
Portfolio turnover rate	85	%(d)	156%	160%		168%	243%	107%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.

(c)	The total return calculation excludes any sales charges.

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(g)	Effective July 1, 2017, the annual expense limitation rate changed from 1.75% to 1.47%.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2019	45

ICON Sector Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

1. ORGANIZATION

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Natural Resources Fund (“Natural Resources Fund”) and ICON Utilities Fund (“Utilities Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end non-diversified investment management company. Each Fund offers two classes of shares: Class S and Class A. The Energy Fund and the Natural Resources Fund also offer a Class C share. All classes have equal rights as to earnings, assets, and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity and small market share.

The Consumer Discretionary Fund has a significant weighting in the Internet & Direct Marketing Retail industry, the Consumer Staples Fund has a significant weighting in the Soft Drinks industry, the Energy Fund has a significant weighting in the Oil & Gas Exploration & Production industry and the Integrated Oil & Gas Industry, the Financial Fund has a significant weighting in the Diversified Banks industry, the Healthcare Fund has a significant weighting in the Pharmaceuticals industry and the Managed Health Care industry, the Natural Resources Fund has a significant weighting in the Integrated Oil & Gas industry and the Oil & Gas Exploration & Production industry and the Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry which may cause the Funds’ performance to be susceptible to the economic, business and/or other developments that may affect those industries.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

46	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Valuation Committee pursuant to procedures approved by the Funds’ Board of Trustees (the “Board”).

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ Valuation Committee determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation is to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its NAV. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments based on the inputs used to determine their values on March 31, 2019:

ICON Consumer Discretionary Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$20,174,344	$—	$—	$20,174,344
Total	$20,174,344	$—	$—	$20,174,344

ICON Consumer Staples Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$6,285,421	$—	$—	$6,285,421
Total	$6,285,421	$—	$—	$6,285,421

Semi-Annual Report | March 31, 2019	47

ICON Sector Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

ICON Energy Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$127,182,383	$—	$—	$127,182,383
Purchased Call Options	127,050	—	—	127,050
Total	$127,309,433	$—	$—	$127,309,433

ICON Financial Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$35,752,660	$—	$—	$35,752,660
Total	$35,752,660	$—	$—	$35,752,660

ICON Healthcare Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$69,989,862	$—	$—	$69,989,862
Total	$69,989,862	$—	$—	$69,989,862

ICON Industrials Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$12,089,067	$—	$—	$12,089,067
Total	$12,089,067	$—	$—	$12,089,067

ICON Information Technology Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$54,503,801	$—	$—	$54,503,801
Collateral for Securities on Loan	—	795,600	—	795,600
Total	$54,503,801	$795,600	$—	$55,299,401

ICON Natural Resources Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Integrated Oil & Gas	$13,970,810	$8,627,452	$—	$22,598,262
Oil & Gas Exploration & Production	11,078,081	3,252,240	—	14,330,321
Oil & Gas Refining & Marketing	3,643,308	1,009,259	—	4,652,567
Paper Packaging	2,313,500	1,147,754	—	3,461,254
Other	6,446,010	8,260,035	—	14,706,045
Total	$37,451,709	$22,296,740	$—	$59,748,449

ICON Utilities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$44,604,607	$—	$—	$44,604,607
Total	$44,604,607	$—	$—	$44,604,607

48	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.

There were no Level 3 securities held in any of the Funds at March 31, 2019.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Cash and Cash Equivalents

Idle cash may be swept into an overnight demand deposit account and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the six months ended March 31, 2019 was limited to purchased options.

The Funds may purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limiting gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase or sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as

Semi-Annual Report | March 31, 2019	49

ICON Sector Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2019, the Energy Fund engaged in purchased option transactions. All open option contracts are included on each Fund’s Schedule of Investments.

ICON Energy Fund

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity Contracts (Purchased Options)	Investments, at value	$127,050	N/A	N/A
Total		$127,050		$—

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

ICON Energy Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on Investments, options, and foreign currency translations/ Change in unrealized net appreciation/(depreciation) on Investments, options, and foreign currency	$153,326	$24,342
Total		$153,326	$24,342

The average purchased option contracts during the six months ended March 31, 2019, was as follows:

ICON Energy Fund Derivative Type	Unit of Measurement	Average Contracts+	Days Held
Purchased Options	Contracts	753	182

+	The average is calculated based on the actual number of days with outstanding derivatives.

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Collateral is received in exchange for securities on loan in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by assets that generally exceed the value of the securities on loan. Collateral may consist of cash or securities issued or guaranteed by the United States government or its agencies or instrumentalities. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

50	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The following is a summary of the Funds’ securities lending positions and related cash and non-cash collateral received as of March 31, 2019:

	Market Value of Securities on Loan	Market Value of Cash Collateral Received	Market Value of Non-Cash Collateral Received	Total Collateral Received	Excess Collateral
ICON Consumer Discretionary Fund	$750,241	$—	$760,362	$760,362	$10,121
ICON Consumer Staples Fund	527,328	—	537,200	537,200	9,872
ICON Energy Fund	14,722,097	—	15,362,286	15,362,286	640,189
ICON Healthcare Fund	3,274,635	—	3,330,109	3,330,109	55,474
ICON Industrials Fund	638,270	—	646,485	646,485	8,215
ICON Information Technology Fund	1,586,520	795,600	815,400	1,611,000	24,480
ICON Natural Resources Fund	1,376,863	—	1,435,382	1,435,382	58,519

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest cash collateral received from lending in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedules of Investments. The Funds bear the risk of loss with respect to the investment of cash collateral. The State Street Navigator Securities Lending Government Money Market Portfolio is a Government Money Market Portfolio designed to provide continuous daily liquidity. Non-Cash collateral received consists of securities issued or guaranteed by the United States government or its agencies or instrumentalities with remaining maturities ranging from overnight to 30 years. Non-cash collateral is not disclosed on the Funds’ Schedules of Investments or their Statements of Assets and Liabilities as the Funds do not have the ability to re-hypothecate these securities. The net securities lending income earned by the Funds for the six months ended March 31, 2019, is included in the Statements of Operations.

Security loans consist of equity securities and generally do not have a stated maturity date. The Funds may recall a loaned security at any time.

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains. As of and during the six months ended March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Semi-Annual Report | March 31, 2019	51

ICON Sector Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in specific country or region.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

52	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Below are additional class level expenses for the six months ended March 31, 2019 that are included on the Statements of Operations:

Fund	Printing Fees*	Transfer Agent Fees*	Registration Fees
ICON Consumer Discretionary Fund
Class S	$2,102	$25,098	$8,097
Class A	63	1,739	2,740
ICON Consumer Staples Fund
Class S	691	12,638	6,713
Class A	175	3,647	3,421
ICON Energy Fund
Class S	12,416	209,691	9,721
Class C	309	4,175	4,175
Class A	359	4,665	3,977
ICON Financial Fund
Class S	2,390	36,822	8,219
Class A	240	1,817	2,889
ICON Healthcare Fund
Class S	4,327	66,334	8,387
Class A	162	2,472	3,108
ICON Industrials Fund
Class S	1,898	18,129	7,502
Class A	47	1,269	3,048
ICON Information Technology Fund
Class S	2,976	46,918	8,104
Class A	126	1,894	3,539
ICON Natural Resources Fund
Class S	6,312	93,680	8,714
Class C	73	1,139	3,075
Class A	296	5,062	3,999
ICON Utilities Fund
Class S	1,863	38,172	7,117
Class A	72	2,206	3,667

*	Printing and Transfer agent out of pocket fees are a Fund level expense.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of investments. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% on the first $500 million of average daily net assets, 0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion.

ICON Advisers has contractually agreed to limit its Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Consumer Discretionary Fund	1.74%	—	1.99%
ICON Consumer Staples Fund	1.50%	—	1.75%
ICON Energy Fund	1.50%	2.50%	1.75%
ICON Financial Fund	1.50%	—	1.75%
ICON Healthcare Fund	1.50%	—	1.75%
ICON Industrials Fund	1.50%	—	1.75%
ICON Information Technology Fund	1.50%	—	1.75%
ICON Natural Resources Fund	1.50%	2.50%	1.75%
ICON Utilities Fund	1.22%	—	1.47%

Semi-Annual Report | March 31, 2019	53

ICON Sector Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The Funds’ expense limitations will continue in effect until at least January 31, 2020. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time these payments are proposed.

As of March 31, 2019, the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2019	Expires 2020	Expires 2021	Expires 2022
ICON Consumer Discretionary Fund	$2,114	$4,198	$3,577	$3,285
ICON Consumer Staples Fund	26,449	63,487	69,700	31,092
ICON Energy Fund	—	—	3,104	100,091
ICON Financial Fund	5,617	6,790	5,239	14,351
ICON Healthcare Fund	1,898	4,986	3,569	2,805
ICON Industrials Fund	15,621	44,703	50,110	28,207
ICON Information Technology Fund	5,482	6,814	5,978	3,624
ICON Natural Resources Fund	28,121	26,508	69,036	71,891
ICON Utilities Fund	26,247	57,017	130,032	66,156

Accounting, Custody and Transfer Agent Fees

ALPS Fund Services (“ALPS”) serves as the fund accounting agent for the Trust. For its services, the Trust pays ALPS a fee that is calculated daily and paid monthly, which is the greater of an annual rate based on the aggregate average daily net assets of the Trust or a contractual minimum annual fee.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

ALPS is the Trust’s transfer agent. For these services, the Trust pays an annual fee plus annual base fee per Fund, per account fees and out-of- pocket expenses.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the six months ended March 31, 2019, each Fund’s payment for administrative services to ICON Advisers is included on the Statements of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement, with ALPS, under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee, that is calculated daily and paid monthly, which is the greater of an annual rate based on the aggregate average daily net assets of the Trust or a contractual minimum annual fee.

Distribution Fees

ICON Distributors, Inc. (“IDI” or “Distributor”), a wholly-owned subsidiary of ICON Management and Research and affiliate of ICON Advisers, Inc., serves the Trust as Distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate or reimburse the Distributor for the sale and distribution of shares and for other shareholder services. The shareholders of the Funds pay an annual distribution fee of 1.00% of average daily net assets for Class C shares and an annual distribution fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution fee for Class S shares. The total amount paid by each Fund under the 12b-1 Plan is shown on the Statements of Operations.

54	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Class A Shares are subject to an initial sales charge and the public offering price of Class A shares equals net asset value plus the applicable sales charge, which is a maximum of 5.75%. For the six months ended March 31, 2019, IDI collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries, as follows:

Fund	Sales Charges Collected
ICON Consumer Discretionary Fund Class A	$253
ICON Consumer Staples Fund Class A	1,200
ICON Energy Fund Class A	1,378
ICON Financial Fund Class A	417
ICON Healthcare Fund Class A	467
ICON Information Technology Fund Class A	1,178
ICON Natural Resources Fund Class A	1,135
ICON Utilities Fund Class A	2,395

In addition, IDI receives a contingent deferred sales charge of 1.00% of the purchase price on redemptions of Class C shares made within one year following the date of purchase. A 1.00% contingent deferred sales charge may also apply to certain redemptions of Class A shares made within one year following the purchase of $1 million or more without an initial sales charge. For the six months ended March 31, 2019, IDI collected the following contingent deferred sales charges:

Fund	Contingent Deferred Sales Charges Collected
ICON Energy Fund Class C	$11

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust pays a portion of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the six months ended March 31, 2019, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board reviews and approves such reimbursements. For the six months ended March 31, 2019, the total related amounts accrued by the Funds under this arrangement was $2,628 and is included in Other Expenses on the Statements of Operations.

The Funds did not engage in cross trades with each other, during the six months ended March 31, 2019, pursuant to Rule 17a-7 under the 1940 Act. Generally, cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Funds’ procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund.

4. BORROWINGS

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $30 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The interest rate as of March 31, 2019 was 3.74%. The Line of Credit agreement/arrangement expires on March 17, 2020.

Semi-Annual Report | March 31, 2019	55

ICON Sector Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019, the average outstanding loan by Fund was as follows:

Fund	Maximum Borrowing (10/01/18 - 03/31/19)	Average Borrowing (10/01/18 - 03/31/19)^	Average Interest Rates (10/01/18 - 03/31/19)^
ICON Consumer Discretionary Fund*	$181,555	$82,488	3.64%
ICON Consumer Staples Fund*	2,544,861	1,262,547	3.74%
ICON Energy Fund*	910,206	583,347	3.68%
ICON Financial Fund*	1,754,817	804,243	3.55%
IOCN Healthcare Fund*	794,312	298,826	3.72%
ICON Industrials Fund*	1,350,397	302,894	3.75%
ICON Natural Resources Fund*	896,976	463,095	3.64%
ICON Utilities Fund*	1,517,516	582,887	3.75%

*	There were no outstanding borrowings under this agreement/arrangement as of March 31, 2019.

^	The average is calculated based on the actual number of days with outstanding borrowings.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Consumer Discretionary Fund	$17,845,730	$20,441,858
ICON Consumer Staples Fund	8,455,139	8,957,742
ICON Energy Fund	43,181,000	57,318,265
ICON Financial Fund	1,851,101	6,655,041
ICON Healthcare Fund	16,778,050	21,819,611
ICON Industrials Fund	5,763,287	5,564,555
ICON Information Technology Fund	30,960,857	36,487,074
ICON Natural Resources Fund	22,496,043	35,445,871
ICON Utilities Fund	39,239,330	33,621,923

6. FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are due to differing treatments for items such as deferrals of wash sale losses, foreign currency transactions, expiring capital losses, partnership adjustments, and net investment losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a Fund may be carried over indefinitely.

During the year ended September 30, 2018, the utilized/expired capital loss carryforwards were as follows:

Fund	Expired Amount	Utilized Amount
ICON Financial Fund	40,830,438	$3,388,209
ICON Industrials Fund	13,718,613	787,072

For Energy Fund, the short-term and long-term capital losses deferred were $78,442,382 and $87,999,358, respectively.

The Consumer Discretionary Fund elects to defer to the period ending September 30, 2019, capital losses recognized during the period November 1, 2017 to September 30, 2018 in the amount of $372,949.

56	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The Consumer Staples Fund elects to defer to the period ending September 30, 2019, capital losses recognized during the period November 1, 2017 to September 30, 2018 in the amount of $579,354.

The Energy Fund elects to defer to the period ending September 30, 2019, capital losses recognized during the period November 1, 2017 to September 30, 2018 in the amount of $8,056,667.

For the year ended September 30, 2018, the following reclassifications were made, which had no impact on results of operations or net assets.

Fund	Paid-in Capital	Total Distributable Earnings
ICON Energy Fund	$(892)	$892
ICON Financial Fund	(40,830,438)	40,830,438
ICON Industrials Fund	(13,758,464)	13,758,464
ICON Utilities Fund	(13)	13

For Industrials Fund, included in the amounts reclassified was a net operating loss offset to paid in capital of $39,851.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2018, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
ICON Consumer Discretionary Fund	$946,956	$—
ICON Consumer Staples Fund	697,696	457,925
ICON Energy Fund	3,446,209	—
ICON Financial Fund	94,842	—
ICON Healthcare Fund	833,129	1,243,391
ICON Information Technology Fund	3,421,861	10,355,627
ICON Natural Resources Fund	1,011,303	—
ICON Utilities Fund	2,149,591	1,205,125

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Other Cumulative Effect of Timing Differences	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/(Deficit)
ICON Consumer Discretionary Fund	$—	$(372,949)	$—	$351,221	$(21,728)
ICON Consumer Staples Fund	102,336	(579,354)	—	(27,447)	(504,465)
ICON Energy Fund	356,208	(174,498,407)	—	15,583,408	(158,558,791)
ICON Financial Fund	163,308	—	—	7,827,981	7,991,289
ICON Healthcare Fund	1,645,449	3,152,083	—	14,549,612	19,347,144
ICON Industrials Fund	—	—	—	1,142,183	1,142,183
ICON Information Technology Fund	5,119,639	2,164,116	—	11,593,365	18,877,120
ICON Natural Resources Fund	5,186,341	5,752,876	—	3,135,094	14,074,311
ICON Utilities Fund	85,632	112,409	—	1,584,244	1,782,285

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax treatment of tax deferral of losses on wash sales.

Semi-Annual Report | March 31, 2019	57

ICON Sector Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

As of March 31, 2019, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)*	Cost of Investments for Income Tax Purposes
ICON Consumer Discretionary Fund	$1,100,000	$(1,829,599)	$(729,599)	$20,903,943
ICON Consumer Staples Fund	241,577	(277,469)	(35,892)	6,321,313
ICON Energy Fund	8,912,587	(12,746,650)	(3,834,063)	131,143,496
ICON Financial Fund	6,130,931	(2,161,560)	3,969,371	31,783,289
ICON Healthcare Fund	11,386,126	(5,178,325)	6,207,801	63,782,061
ICON Industrials Fund	1,255,707	(549,862)	705,845	11,383,222
ICON Information Technology Fund	9,890,619	(1,534,408)	8,356,211	46,943,190
ICON Natural Resources Fund	3,525,547	(6,121,556)	(2,596,009)	62,344,458
ICON Utilities Fund	4,204,739	(571,319)	3,633,420	40,971,187

*	This balance includes appreciation/(depreciation) of foreign currency.

7. RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management has eliminated and modified disclosures and is currently evaluating the impact of the remaining ASU.

8. SUBSEQUENT EVENT

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of issuance of the Funds’ financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

58	www.iconfunds.com

ICON Sector Funds	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-months period (10/01/18 – 03/31/19).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expense Ratio(a)	Expenses Paid During period October 1, 2018 - March 31, 2019(b)
ICON Consumer Discretionary Fund
Class S
Actual	$1,000.00	$988.90	1.70%	$8.43
Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	1.70%	$8.55
Class A
Actual	$1,000.00	$987.50	1.99%	$9.86
Hypothetical (5% return before expenses)	$1,000.00	$1,015.01	1.99%	$10.00

ICON Consumer Staples Fund
Class S
Actual	$1,000.00	$1,017.50	1.53%	$7.70
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	1.53%	$7.70
Class A
Actual	$1,000.00	$1,016.60	1.77%	$8.90
Hypothetical (5% return before expenses)	$1,000.00	$1,016.11	1.77%	$8.90

Semi-Annual Report | March 31, 2019	59

ICON Sector Funds	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expense Ratio(a)	Expenses Paid During period October 1, 2018 - March 31, 2019(b)
ICON Energy Fund
Class S
Actual	$1,000.00	$811.20	1.50%	$6.77
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	1.50%	$7.54
Class C
Actual	$1,000.00	$807.20	2.50%	$11.26
Hypothetical (5% return before expenses)	$1,000.00	$1,012.47	2.50%	$12.54
Class A
Actual	$1,000.00	$810.40	1.75%	$7.90
Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	1.75%	$8.80

ICON Financial Fund
Class S
Actual	$1,000.00	$906.60	1.50%	$7.13
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	1.50%	$7.54
Class A
Actual	$1,000.00	$905.10	1.75%	$8.31
Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	1.75%	$8.80

ICON Healthcare Fund
Class S
Actual	$1,000.00	$920.90	1.49%	$7.14
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	1.49%	$7.49
Class A
Actual	$1,000.00	$919.80	1.75%	$8.38
Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	1.75%	$8.80

ICON Industrials Fund
Class S
Actual	$1,000.00	$946.50	1.50%	$7.28
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	1.50%	$7.54
Class A
Actual	$1,000.00	$945.00	1.75%	$8.49
Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	1.75%	$8.80

ICON Information Technology Fund
Class S
Actual	$1,000.00	$981.20	1.50%	$7.41
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	1.50%	$7.54
Class A
Actual	$1,000.00	$979.70	1.75%	$8.64
Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	1.75%	$8.80

ICON Natural Resources Fund
Class S
Actual	$1,000.00	$891.20	1.50%	$7.07
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	1.50%	$7.54
Class C
Actual	$1,000.00	$886.30	2.50%	$11.76
Hypothetical (5% return before expenses)	$1,000.00	$1,012.47	2.50%	$12.54
Class A
Actual	$1,000.00	$889.50	1.75%	$8.24
Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	1.75%	$8.80

60	www.iconfunds.com

ICON Sector Funds	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expense Ratio(a)	Expenses Paid During period October 1, 2018 - March 31, 2019(b)
ICON Utilities Fund
Class S
Actual	$1,000.00	$1,107.00	1.23%	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.23%	$6.19
Class A
Actual	$1,000.00	$1,105.20	1.47%	$7.72
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	1.47%	$7.39

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182/365 (to reflect the half-year period).

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

Semi-Annual Report | March 31, 2019	61

ICON Sector Funds	Additional Information

March 31, 2019 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

62	www.iconfunds.com

ICON Sector Funds	Privacy Policy

March 31, 2019 (Unaudited)

WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number and account balances

●     income and transaction history

●     checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

Semi-Annual Report | March 31, 2019	63

ICON Sector Funds	Privacy Policy

March 31, 2019 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

●      open an account or enter into an investment advisory contract

●      provide account information or give us your contact information

●      make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●      sharing for affiliates’ everyday business purposes — information about your creditworthiness

●      affiliates from using your information to market to you

●      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●      Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●      Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● ICON doesn’t jointly market

64	www.iconfunds.com

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, Suite 1200
Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule of investments in securities of unaffiliated issuers is included in Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President (Principal Executive Officer)

Date    May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President (Principal Executive Officer)

Date    May 24, 2019

By (Signature and Title)*	/s/ Brian D. Harding
Brian D. Harding, Treasurer (Principal Financial Officer)

Date    May 24, 2019

*	Print the name and title of each signing officer under his or her signature.